UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2016

Item 1. Report to Stockholders.

Calvert VP SRI Large Cap Core Portfolio (formerly Calvert VP SRI Large Cap Value Portfolio)
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
6	Understanding Your Fund’s Expenses
7	Schedule of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Notes to Financial Statements
18	Financial Highlights
19	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

Joshua Linder, CFA Portfolio Manager	Christopher Madden, CFA Portfolio Manager
Kurt Moeller Portfolio Manager	Jade Huang Portfolio Manager
Market Review
U.S. stocks posted solid returns in the first half of the year, while performance from international equities was mixed. While the U.S. continued to produce generally positive macroeconomic data, heightened concern over slowing growth in the U.S. and economic weakness globally, as well as the impact of lower oil prices, fueled market volatility and kept the Fed from raising interest rates. At the end of the second quarter, voters in the United Kingdom endorsed their country’s withdrawal from the European Union and equity markets sold off sharply. The combined effects of sell-offs in the Euro, British Pound, and equity markets quickly turned gains into losses for international stocks.  While U.S. equity markets were also adversely affected by the BREXIT vote outcome, the losses were muted relative to those in European markets with the Russell 1000 Index up 3.7% for the six-month period. Value stocks in the U.S. outperformed growth stocks by a wide margin of almost 500 basis points, as Energy stocks rebounded. Given the outlook of lower interest rates for longer, and negative interest rates in Japan and Europe, Utilities and Telecommunication sectors were also top performers as investors searched for yield.
Investment Strategy and Technique
The Portfolio typically invests primarily in large-cap U.S. stocks whose market capitalization falls within the range of the Russell 1000 Index. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making to inform our view of risk and opportunity factors.

•
Our U.S. stock selection model seeks to identify high quality companies trading at attractive valuations. While the core of our model embeds a value and quality bias, it also focuses on companies operating efficiently and demonstrating strong capital stewardship.

•
We review companies from a fundamental perspective to validate the stock selection model’s output, understand business drivers, determine whether ESG performance offers a competitive advantage, and avoid value traps.

Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, Calvert VP SRI Large Cap Core Portfolio returned 2.97%, underperforming its benchmark, the Russell 1000 Index, which returned 3.74%.

•
The Portfolio’s overweight in financial services and stock selection within financial services each contributed negatively to performance. The positioning was based on the expectation that U.S. interest rates would rise in 2016 when in fact, they fell. This fall in interest rates hurt banks, which benefit from interest rate spreads, such as Wells Fargo.

•	Stock selection within Health Care added to performance in the period. Medical device maker St. Jude’s rose sharply, after it agreed to be purchased at a large premium.

•
Stock picks within the Industrial sector also contributed positively. Shares of engine manufacturer Cummins rebounded after a difficult 2015, as investors perceived better business conditions than feared. Freight giant UPS rose, after it executed strongly during the peak holiday season, following struggles in 2013 and 2014.

•
Stock selection within Information Technology also detracted from performance. Apple’s stock fell, as it posted negative sales growth in the March quarter. Consumers perceived the latest iPhone that was introduced Sept. 2015 as not much of an upgrade over the previous model.

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Positioning and Market Outlook
We continue to believe the U.S. economy can accelerate in the second half of the year. With consumer spending starting to pick-up we may finally be seeing some of the savings from lower gas prices translating into higher levels of spending. Prior to “Brexit,” it even seemed that the market was coming around to the notion that the economy would be strong enough to support a second rate hike sooner rather than later. At the start of June, Fed Funds futures contracts implied a greater than 50% probability of a rate hike in July. On June 24th, the day after the U.K. referendum, the implied probability of a July rate hike had dropped to zero. Despite our generally positive outlook for the U.S. economy, as we’ve mentioned before, markets remain more vulnerable to negative shocks given the backdrop of stubbornly sluggish global growth and with equity valuations above long-term averages in many parts of the world.
Expectations of further monetary easing and fiscal stimulus across the globe allowed equity markets to quickly recover from their sell-off post-Brexit. In the U.S. this means rate hikes are off the table for now. However, it’s unlikely that Brexit will have much of an impact on the U.S. economy, at least in the near-term, and if the consumer-led recovery continues to accelerate, the U.S. economy should be resilient to any medium to longer-term impacts from Brexit as well.
In the meantime, the U.K.’s decision to withdraw from the European Union has raised more questions than it has answered, so we continue to expect higher levels of volatility in equity markets to continue, especially compared to the historically low levels of volatility experienced during the last few years. Actions by central banks should help dampen some of the volatility as the U.K. exit will likely take years to work out fully and the costs and benefits will not be known for some time to come.
We are also seeing some benefit from China’s stimulus policies. While we remain cautious on China’s long-term growth prospects, near-term stabilization of the Chinese economy coinciding with a pick-up in U.S. growth should help support the rest of the global economy. Of course a worst case Brexit scenario that pushes Europe back into recession could have more serious effects on the global economy and impact the U.S., but at this point we are putting a lower probability on that outcome. For now we remain cautiously optimistic on U.S. equities, and believe our focus on stock selection should make our strategies well-positioned for the second half of the year.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Information Technology	20.4%
Financials	18.9%
Health Care	15.8%
Industrials	11.1%
Consumer Discretionary	10.6%
Consumer Staples	9.0%
Telecommunication Services	4.8%
Energy	4.7%
Materials	2.3%
Utilities	1.8%
Short-Term Investments	0.6%
Total	100.0%

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Apple, Inc.	4.2%
Verizon Communications, Inc.	2.8%
CVS Health Corp.	2.6%
Wells Fargo & Co.	2.5%
Omnicom Group, Inc.	2.3%
Pfizer, Inc.	2.3%
Danaher Corp.	2.2%
Microsoft Corp.	2.2%
Johnson & Johnson	2.1%
Amgen, Inc.	2.1%
Total	25.3%

Joshua Linder, CFA	Christopher Madden, CFA

Kurt Moeller	Jade Huang
Calvert Investment Management, Inc.
June 2016

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods. The results shown are for Class I shares, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges.

CALVERT VP SRI LARGE CAP CORE PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	5 Year	10 Year
Class I	2.97%	-5.45%	8.98%	4.63%
Russell 1000 Index	3.74%	2.93%	11.88%	7.51%
Russell 1000 Value Index	6.30%	2.86%	11.35%	6.13%

* Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.74%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Actual	0.78%	$1,000.00	$1,029.70	$3.94
Hypothetical (5% return per year before expenses)	0.78%	$1,000.00	$1,020.99	$3.92
* Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT VP SRI LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%

Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	12,277	1,322,478

Auto Components - 1.2%
Delphi Automotive plc	14,266	893,052

Banks - 4.8%
Citigroup, Inc.	17,748	752,338
US Bancorp	25,830	1,041,724
Wells Fargo & Co.	40,692	1,925,952
		3,720,014

Beverages - 1.5%
PepsiCo, Inc.	11,002	1,165,552

Biotechnology - 3.5%
Amgen, Inc.	10,645	1,619,637
Gilead Sciences, Inc.	12,847	1,071,696
		2,691,333

Capital Markets - 1.0%
Ameriprise Financial, Inc.	8,236	740,005

Chemicals - 1.0%
PPG Industries, Inc.	7,060	735,299

Communications Equipment - 1.9%
Cisco Systems, Inc.	51,090	1,465,772

Consumer Finance - 2.9%
American Express Co.	16,289	989,720
Capital One Financial Corp.	19,697	1,250,956
		2,240,676

Diversified Financial Services - 1.7%
Moody's Corp.	13,728	1,286,451

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	36,759	1,588,356
Verizon Communications, Inc.	38,080	2,126,387
		3,714,743

Electric Utilities - 0.5%
Portland General Electric Co.	8,042	354,813

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Energy Equipment & Services - 2.4%
FMC Technologies, Inc. *	30,844	822,609
Frank's International NV	36,396	531,746
National Oilwell Varco, Inc.	14,843	499,467
		1,853,822

Food & Staples Retailing - 3.5%
CVS Health Corp.	20,794	1,990,818
Kroger Co. (The)	18,326	674,213
		2,665,031

Food Products - 2.1%
General Mills, Inc.	9,771	696,868
Mondelez International, Inc., Class A	20,668	940,600
		1,637,468

Gas Utilities - 0.9%
ONE Gas, Inc.	4,224	281,276
UGI Corp.	9,252	418,653
		699,929

Health Care Equipment & Supplies - 1.7%
St. Jude Medical, Inc.	16,372	1,277,016

Health Care Providers & Services - 2.7%
HCA Holdings, Inc. *	11,755	905,253
McKesson Corp.	6,399	1,194,373
		2,099,626

Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	14,052	890,054

Industrial Conglomerates - 2.3%
Danaher Corp.	17,069	1,723,969

Insurance - 5.0%
American Financial Group, Inc.	18,706	1,382,934
Prudential Financial, Inc.	18,387	1,311,729
Travelers Co.'s, Inc. (The)	9,832	1,170,401
		3,865,064

Internet Software & Services - 2.0%
Alphabet, Inc., Class C *	2,189	1,515,007

IT Services - 6.3%
Accenture plc, Class A	8,387	950,163
Automatic Data Processing, Inc.	6,493	596,512
Cognizant Technology Solutions Corp., Class A *	18,121	1,037,246

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

DST Systems, Inc.	9,881	1,150,445
MasterCard, Inc., Class A	12,556	1,105,681
		4,840,047

Life Sciences - Tools & Services - 1.5%
Agilent Technologies, Inc.	25,082	1,112,637

Machinery - 4.9%
Cummins, Inc.	7,923	890,862
Dover Corp.	21,588	1,496,480
Ingersoll-Rand plc	22,123	1,408,793
		3,796,135

Media - 3.3%
Comcast Corp., Class A	11,553	753,140
Omnicom Group, Inc.	21,910	1,785,446
		2,538,586

Metals & Mining - 1.3%
Reliance Steel & Aluminum Co.	13,040	1,002,776

Multi-Utilities - 0.4%
Avista Corp.	7,147	320,186

Multiline Retail - 2.0%
Target Corp.	22,473	1,569,065

Oil, Gas & Consumable Fuels - 2.3%
ONEOK, Inc.	15,813	750,327
Spectra Energy Corp.	27,968	1,024,468
		1,774,795

Personal Products - 1.9%
Unilever NV, NY Shares	30,634	1,437,960

Pharmaceuticals - 6.4%
Johnson & Johnson	13,464	1,633,183
Merck & Co., Inc.	27,142	1,563,651
Pfizer, Inc.	49,774	1,752,542
		4,949,376

Professional Services - 1.0%
Robert Half International, Inc.	19,660	750,226

Real Estate Investment Trusts - 3.5%
American Campus Communities, Inc.	17,287	913,964
American Tower Corp.	7,763	881,954
Duke Realty Corp.	34,180	911,239
		2,707,157

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	31,047	1,018,342

Software - 4.8%
Microsoft Corp.	32,530	1,664,560
Oracle Corp.	30,584	1,251,803
Synopsys, Inc. *	14,458	781,889
		3,698,252

Specialty Retail - 2.9%
Lowe's Co.'s, Inc.	14,508	1,148,599
TJX Co.'s, Inc. (The)	14,036	1,084,000
		2,232,599

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	33,417	3,194,665

Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. *	27,182	946,477

Total Common Stocks (Cost $75,260,512)		76,446,455

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 0.6%

State Street Bank Time Deposit, 0.293%, 7/1/16	445,475	445,475

Total Time Deposit (Cost $445,475)		445,475

TOTAL INVESTMENTS (Cost $75,705,987) - 100.1%		76,891,930
Other assets and liabilities, net - (0.1%)		(86,104)
NET ASSETS - 100.0%		$76,805,826

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.

Abbreviations:
plc: Public Limited Company
See notes to financial statements.

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CALVERT VP SRI LARGE CAP CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $75,705,987) - see accompanying schedule	$76,891,930
Cash	6,634
Receivable for securities sold	591,485
Dividends and interest receivable	59,402
Directors' deferred compensation plan	39,593
Other assets	4,990
Total assets	77,594,034

LIABILITIES
Payable for securities purchased	591,704
Payable for shares redeemed	62,774
Payable to Calvert Investment Management, Inc.	32,814
Payable to Calvert Investment Administrative Services, Inc.	6,317
Payable to Calvert Investment Services, Inc.	474
Payable for Directors’ fees and expenses	5,815
Directors' deferred compensation plan	39,593
Accrued expenses and other liabilities	48,717
Total liabilities	788,208
NET ASSETS	$76,805,826

NET ASSETS CONSIST OF:
Paid-in capital applicable to 902,700 shares of common stock outstanding;
$0.10 par value, 40,000,000 shares authorized	$78,801,105
Undistributed net investment income	2,768,825
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,950,047)
Net unrealized appreciation (depreciation)	1,185,943
NET ASSETS	$76,805,826

NET ASSET VALUE PER SHARE	$85.08
See notes to financial statements.

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CALVERT VP SRI LARGE CAP CORE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $16,583)	$989,562
Other income (a)	4,990
Interest income	1,607
Total investment income	996,159

Expenses:
Investment advisory fee	224,150
Administrative fees	40,398
Transfer agency fees and expenses	3,676
Directors' fees and expenses	10,076
Accounting fees	13,781
Custodian fees	9,776
Professional fees	14,054
Reports to shareholders	9,967
Miscellaneous	2,902
Total expenses	328,780
Reimbursement from Advisor	(31,130)
Administrative fees waived	(2,567)
Net expenses	295,083
NET INVESTMENT INCOME	701,076

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(4,190,147)
Foreign currency transactions	(6,512)
(4,196,659)

Change in unrealized appreciation (depreciation) on:
Investments	5,672,713
Assets and liabilities denominated in foreign currencies	754
5,673,467

NET REALIZED AND UNREALIZED GAIN	1,476,808

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,177,884

(a) Other income represents a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Assets and Liabilities.
See notes to financial statements.

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CALVERT VP SRI LARGE CAP CORE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016(Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$701,076	$2,072,035
Net realized gain (loss)	(4,196,659)	12,509,284
Net change in unrealized appreciation (depreciation)	5,673,467	(18,818,566)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,177,884	(4,237,247)

Distributions to shareholders from:
Net investment income	—	(163,277)
Net realized gain	—	(3,701,551)
Total distributions	—	(3,864,828)

Capital share transactions:
Shares sold	389,985	1,420,077
Reinvestment of distributions	—	3,864,829
Shares redeemed	(4,727,870)	(67,318,109)
Total capital share transactions	(4,337,885)	(62,033,203)

TOTAL DECREASE IN NET ASSETS	(2,160,001)	(70,135,278)

NET ASSETS
Beginning of period	78,965,827	149,101,105
End of period (including undistributed net investment income of $2,768,825 and $2,067,749, respectively)	$76,805,826	$78,965,827

CAPITAL SHARE ACTIVITY
Shares sold	4,826	15,584
Reinvestment of distributions	—	45,966
Shares redeemed	(57,724)	(710,349)
Total capital share activity	(52,898)	(648,799)
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP SRI Large Cap Core Portfolio (formerly Calvert VP SRI Large Cap Value Portfolio) (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Common and preferred stocks, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.

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The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$76,446,455	$—	$—	$76,446,455
Time Deposit	—	445,475	—	445,475
TOTAL	$76,446,455	$445,475	$—	$76,891,930

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between levels during the period.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments and assets and liabilities denominated in foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.50%, of the Portfolio’s average daily net assets. Prior to May 1, 2016, the Advisor received an annual fee of 0.64%.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2017. The contractual expense cap is 0.78%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $2,837 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $72,094,357 and $74,617,745, respectively.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Capital Loss Carryforwards
EXPIRATION DATE
2017	($4,860,481)
2018	(3,201,024)
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$3,668,552
Unrealized (depreciation)	(2,486,460)
Net unrealized appreciation (depreciation)	$1,182,092
Federal income tax cost of investments	$75,709,838

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NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE E — SUBSEQUENT EVENTS
The Board of Directors has approved the reorganization of the Portfolio into Calvert VP S&P 500 Index Portfolio and has recommended approval of the reorganization by shareholders of the Portfolio. A Proxy Statement was mailed to shareholders in July 2016 which contained additional information about the reorganization, as well as voting instructions. If shareholders approve the reorganization, the Portfolio will be merged into Calvert VP S&P 500 Index Portfolio on or about September 23, 2016.
In preparing the financial statements as of June 30, 2016, no other subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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CALVERT VP SRI LARGE CAP CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30, 2016 (a)(Unaudited)	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (a)
Net asset value, beginning	$82.63	$92.93	$96.19	$73.80	$64.22	$66.82
Income from investment operations:
Net investment income	0.75(b)	1.69	1.44	1.39	1.36	1.24
Net realized and unrealized gain (loss)	1.70	(7.74)	7.22	22.48	9.56	(2.36)
Total from investment operations	2.45	(6.05)	8.66	23.87	10.92	(1.12)
Distributions from:
Net investment income	—	(0.18)	(1.53)	(1.48)	(1.34)	(1.48)
Net realized gain	—	(4.07)	(10.39)	—	—	—
Total distributions	—	(4.25)	(11.92)	(1.48)	(1.34)	(1.48)
Total increase (decrease) in net asset value	2.45	(10.30)	(3.26)	22.39	9.58	(2.60)
Net asset value, ending	$85.08	$82.63	$92.93	$96.19	$73.80	$64.22
Total return (c)	2.97%	(6.59%)	8.88%	32.39%	17.03%	(1.68%)
Ratios to average net assets: (d)
Net investment income	1.85%(b)(e)	1.83%	1.34%	1.51%	1.87%	1.85%
Total expenses	0.87%(e)	0.86%	0.85%	0.84%	0.85%	0.85%
Net expenses	0.78%(e)	0.78%	0.78%	0.78%	0.77%	0.75%
Portfolio turnover	95%	34%	72%	55%	51%	16%
Net assets, ending (in thousands)	$76,806	$78,966	$149,101	$156,038	$130,833	$117,125

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.005 per share and 0.01% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP S&P 500 Index Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Notes to Financial Statements
30	Financial Highlights
31	Proxy Voting
31	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

Kevin Keene Ameritas Investment Partners, Inc.
Market Review
The broad domestic equity market started the year by falling more than 10% over a six-week period. Concerns over China’s economic growth rate and plunging crude oil prices were two big catalysts for the market’s decline. While generally a positive for consumers, the fall in crude oil prices was interpreted by the market as an ominous sign for global economic growth. However, as crude oil prices found a bottom near $26 per barrel, the equity market also bottomed and began a sharp rally that erased early losses. The period culminated with drama in Great Britain as a referendum on Britain’s future in the European Union was held. The vote to leave the European Union sent stocks plummeting more than 5% over the next two days, before a stunning rebound to end June.
Investment Strategy and Technique
As an index fund, the Portfolio seeks as closely as possible to replicate the holdings and match the performance of the S&P 500 Index. In pursuit of this objective, the Portfolio employs a passive management approach and holds each member of the index. Cash holdings gain exposure to the index via futures contracts so that 100% of the portfolio’s assets are fully invested.
Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, the Calvert VP S&P 500 Index Portfolio returned 3.69% compared with 3.84% for the S&P 500 Index. The underperformance relative to the Index was largely attributable to fees and operating expenses, which the Index does not incur. The Portfolio continued to meet its objective by closely tracking the Index. Eight of ten economic sectors were positive with Telecommunication Services, Utilities, and Energy leading the way. Information Technology and Financials were the lone negative sectors during the period.
Positioning and Market Outlook
As we look to the second half of 2016, the outlook for equities is again mixed. After an incredibly weak employment report for the month of May and the uncertainty created over the British referendum, the Federal Reserve has been all but sidelined for any more interest rate increases this year. The financial markets believe the chance of another interest rate increase in 2016 is less than 10%.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Information Technology	18.1%
Financials	15.1%
Health Care	13.8%
Consumer Discretionary	11.5%
Consumer Staples	9.9%
Industrials	9.5%
Energy	6.9%
Short-Term Investments	3.5%
Utilities	3.4%
Telecommunication Services	2.7%
Materials	2.7%
Exchange-Traded Products	2.5%
Government	0.4%
Total	100.0%

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Apple, Inc.	2.7%
Microsoft Corp.	2.1%
Exxon Mobil Corp.	2.0%
Johnson & Johnson	1.7%
General Electric Co.	1.5%
Amazon.com, Inc.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
AT&T, Inc.	1.4%
Facebook, Inc., Class A	1.4%
Verizon Communications, Inc.	1.2%
Total	16.8%

* Does not reflect the value of securities held as cash collateral on securities loaned.

In our opinion, continued low interest rates should be a positive for equity markets, but risks to the bull market case do exist in the form of a still weak global economy and the market’s continued inability to break out past highs reached 13 months ago.
Ameritas Investment Partners, Inc.
June 2016

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods. The results shown are for Class I shares, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges.

CALVERT VP S&P 500 INDEX PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	5 Year	10 Year
Class I	3.69%	3.64%	11.67%	7.06%
S&P 500 Index	3.84%	3.99%	12.10%	7.42%

* Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.48%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

4 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16

Actual	0.40%	$1,000.00	$1,036.90	$2.03
Hypothetical (5% return per year before expenses)	0.40%	$1,000.00	$1,022.87	$2.01
* Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 5

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.2%

Aerospace & Defense - 2.5%
Boeing Co. (The)	11,795	1,531,817
General Dynamics Corp.	5,680	790,883
Honeywell International, Inc.	15,067	1,752,593
L-3 Communications Holdings, Inc.	1,468	215,341
Lockheed Martin Corp.	5,176	1,284,528
Northrop Grumman Corp.	3,567	792,873
Raytheon Co.	5,871	798,163
Rockwell Collins, Inc.	2,500	212,850
Textron, Inc.	5,149	188,247
TransDigm Group, Inc. *	1,010	266,327
United Technologies Corp.	15,386	1,577,834
		9,411,456

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,738	203,297
Expeditors International of Washington, Inc.	3,600	176,544
FedEx Corp.	4,918	746,454
United Parcel Service, Inc., Class B	13,650	1,470,378
		2,596,673

Airlines - 0.5%
Alaska Air Group, Inc.	2,350	136,981
American Airlines Group, Inc.	11,397	322,649
Delta Air Lines, Inc.	15,254	555,703
Southwest Airlines Co.	12,627	495,105
United Continental Holdings, Inc. *	6,369	261,384
		1,771,822

Auto Components - 0.3%
BorgWarner, Inc.	4,218	124,515
Delphi Automotive plc	5,246	328,399
Goodyear Tire & Rubber Co. (The)	5,121	131,405
Johnson Controls, Inc.	12,818	567,325
		1,151,644

Automobiles - 0.5%
Ford Motor Co.	77,140	969,650
General Motors Co.	27,702	783,967
Harley-Davidson, Inc. (a)	3,598	162,989
		1,916,606

6 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Banks - 4.9%
Bank of America Corp.	203,071	2,694,752
BB&T Corp.	16,228	577,879
Citigroup, Inc.	58,022	2,459,553
Citizens Financial Group, Inc.	10,458	208,951
Comerica, Inc.	3,350	137,785
Fifth Third Bancorp	15,164	266,735
Huntington Bancshares, Inc.	15,271	136,523
JPMorgan Chase & Co.	72,085	4,479,362
KeyCorp	16,295	180,060
M&T Bank Corp.	3,143	371,597
People's United Financial, Inc.	6,131	89,880
PNC Financial Services Group, Inc. (The)	9,871	803,401
Regions Financial Corp.	25,440	216,494
SunTrust Banks, Inc.	9,907	406,979
US Bancorp	32,082	1,293,867
Wells Fargo & Co.	91,337	4,322,980
Zions Bancorporation	3,653	91,800
		18,738,598

Beverages - 2.2%
Brown-Forman Corp., Class B	1,991	198,622
Coca-Cola Co. (The)	76,974	3,489,231
Constellation Brands, Inc., Class A	3,488	576,915
Dr Pepper Snapple Group, Inc.	3,623	350,091
Molson Coors Brewing Co., Class B	3,640	368,113
Monster Beverage Corp. *	2,783	447,256
PepsiCo, Inc.	28,555	3,025,117
		8,455,345

Biotechnology - 2.8%
AbbVie, Inc.	31,974	1,979,510
Alexion Pharmaceuticals, Inc. *	4,429	517,130
Amgen, Inc.	14,851	2,259,580
Biogen, Inc. *	4,331	1,047,322
Celgene Corp. *	15,313	1,510,321
Gilead Sciences, Inc.	26,329	2,196,365
Regeneron Pharmaceuticals, Inc. *	1,542	538,513
Vertex Pharmaceuticals, Inc. *	4,890	420,638
		10,469,379

Building Products - 0.1%
Allegion plc	1,909	132,542
Fortune Brands Home & Security, Inc.	3,025	175,359
Masco Corp.	6,602	204,266
		512,167

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Capital Markets - 1.7%
Affiliated Managers Group, Inc. *	1,020	143,585
Ameriprise Financial, Inc.	3,261	293,001
Bank of New York Mellon Corp. (The)	21,293	827,233
BlackRock, Inc.	2,487	851,872
Charles Schwab Corp. (The)	23,778	601,821
E*Trade Financial Corp. *	5,387	126,541
Franklin Resources, Inc.	7,097	236,827
Goldman Sachs Group, Inc. (The)	7,637	1,134,705
Invesco Ltd.	7,982	203,860
Legg Mason, Inc.	1,897	55,943
Morgan Stanley	29,869	775,997
Northern Trust Corp.	4,101	271,732
State Street Corp.	7,828	422,086
T. Rowe Price Group, Inc.	4,907	358,064
		6,303,267

Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,845	546,144
Albemarle Corp.	2,200	174,482
CF Industries Holdings, Inc.	4,470	107,727
Dow Chemical Co. (The)	22,198	1,103,462
E. I. du Pont de Nemours & Co.	17,269	1,119,031
Eastman Chemical Co.	2,939	199,558
Ecolab, Inc.	5,219	618,973
FMC Corp.	2,457	113,784
International Flavors & Fragrances, Inc.	1,500	189,105
LyondellBasell Industries NV, Class A	6,749	502,261
Monsanto Co.	8,636	893,049
Mosaic Co. (The)	6,916	181,061
PPG Industries, Inc.	5,260	547,829
Praxair, Inc.	5,640	633,880
Sherwin-Williams Co. (The)	1,554	456,363
		7,386,709

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,638	160,737
Pitney Bowes, Inc.	3,738	66,537
Republic Services, Inc.	4,670	239,618
Stericycle, Inc. *	1,592	165,759
Tyco International plc	8,412	358,351
Waste Management, Inc.	8,168	541,293
		1,532,295

8 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Communications Equipment - 0.9%
Cisco Systems, Inc.	99,435	2,852,790
F5 Networks, Inc. *	1,373	156,302
Harris Corp.	2,466	205,763
Juniper Networks, Inc.	6,739	151,560
Motorola Solutions, Inc.	2,977	196,393
		3,562,808

Construction & Engineering - 0.1%
Fluor Corp.	2,756	135,816
Jacobs Engineering Group, Inc. *	2,351	117,103
Quanta Services, Inc. *	3,066	70,886
		323,805

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,257	241,344
Vulcan Materials Co.	2,633	316,908
		558,252

Consumer Finance - 1.1%
American Express Co.	15,981	971,006
Capital One Financial Corp.	9,965	632,877
Discover Financial Services	8,006	429,042
MasterCard, Inc., Class A	19,192	1,690,047
Navient Corp.	7,283	87,032
Synchrony Financial *	16,486	416,766
		4,226,770

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,736	129,766
Ball Corp.	3,453	249,617
International Paper Co.	7,991	338,659
Owens-Illinois, Inc. *	3,045	54,841
Sealed Air Corp.	3,698	169,997
WestRock Co.	4,859	188,869
		1,131,749

Distributors - 0.1%
Genuine Parts Co.	2,958	299,497
LKQ Corp. *	5,800	183,860
		483,357

Diversified Consumer Services - 0.0%
H&R Block, Inc.	4,309	99,107

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B *	36,940	5,348,542
CME Group, Inc.	6,695	652,093
Intercontinental Exchange, Inc.	2,353	602,274

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Leucadia National Corp.	6,590	114,205
Moody's Corp.	3,317	310,836
Nasdaq, Inc.	2,189	141,563
S&P Global, Inc.	5,124	549,600
		7,719,113

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	121,351	5,243,577
CenturyLink, Inc.	10,566	306,520
Frontier Communications Corp.	21,490	106,160
Level 3 Communications, Inc. *	5,508	283,607
Verizon Communications, Inc.	80,586	4,499,922
		10,439,786

Electric Utilities - 2.1%
Alliant Energy Corp.	4,500	178,650
American Electric Power Co., Inc.	9,713	680,784
Duke Energy Corp.	13,619	1,168,374
Edison International	6,441	500,272
Entergy Corp.	3,534	287,491
Eversource Energy	6,271	375,633
Exelon Corp.	18,224	662,625
FirstEnergy Corp.	8,396	293,104
NextEra Energy, Inc.	9,123	1,189,639
PG&E Corp.	9,806	626,800
Pinnacle West Capital Corp.	2,178	176,549
PPL Corp.	13,383	505,208
Southern Co. (The)	18,555	995,105
Xcel Energy, Inc.	10,042	449,681
		8,089,915

Electrical Equipment - 0.5%
Acuity Brands, Inc.	820	203,327
AMETEK, Inc.	4,525	209,191
Eaton Corp. plc	9,054	540,796
Emerson Electric Co.	12,719	663,423
Rockwell Automation, Inc.	2,554	293,250
		1,909,987

Electronic Equipment & Instruments - 0.3%
Amphenol Corp., Class A	6,088	349,025
Corning, Inc.	20,836	426,721
FLIR Systems, Inc.	2,784	86,165
TE Connectivity Ltd.	6,987	399,028
		1,260,939

Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	8,657	390,690
Diamond Offshore Drilling, Inc.	1,478	35,960

10 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

FMC Technologies, Inc. *	4,339	115,721
Halliburton Co.	16,987	769,341
Helmerich & Payne, Inc. (a)	1,995	133,924
National Oilwell Varco, Inc.	7,237	243,525
Schlumberger Ltd.	27,470	2,172,328
Transocean Ltd.	6,277	74,634
		3,936,123

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	8,660	1,359,966
CVS Health Corp.	21,233	2,032,847
Kroger Co. (The)	18,856	693,712
Safeway Casa Ley CVR *(b)	4,297	473
Safeway PDC LLC CVR *(b)	4,297	301
Sysco Corp.	10,361	525,717
Wal-Mart Stores, Inc.	30,191	2,204,547
Walgreens Boots Alliance, Inc.	17,085	1,422,668
Whole Foods Market, Inc.	6,392	204,672
		8,444,903

Food Products - 1.8%
Archer-Daniels-Midland Co.	11,616	498,210
Campbell Soup Co.	3,545	235,849
ConAgra Foods, Inc.	8,628	412,505
General Mills, Inc.	11,751	838,081
Hershey Co. (The)	2,753	312,438
Hormel Foods Corp.	5,342	195,517
J. M. Smucker Co. (The)	2,366	360,602
Kellogg Co.	4,983	406,862
Kraft Heinz Co. (The)	11,779	1,042,206
McCormick & Co., Inc.	2,176	232,114
Mead Johnson Nutrition Co.	3,690	334,868
Mondelez International, Inc., Class A	30,684	1,396,429
Tyson Foods, Inc., Class A	5,941	396,799
		6,662,480

Gas Utilities - 0.0%
AGL Resources, Inc.	2,386	157,404

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	29,044	1,141,720
Baxter International, Inc.	10,918	493,712
Becton Dickinson and Co.	4,195	711,430
Boston Scientific Corp. *	26,825	626,900
C.R. Bard, Inc.	1,407	330,870
DENTSPLY SIRONA, Inc.	4,523	280,607
Edwards Lifesciences Corp. *	4,186	417,470
Hologic, Inc. *	4,650	160,890
Intuitive Surgical, Inc. *	752	497,380

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Medtronic plc	27,799	2,412,119
St. Jude Medical, Inc.	5,620	438,360
Stryker Corp.	6,210	744,144
Varian Medical Systems, Inc. *	1,865	153,359
Zimmer Holdings, Inc.	3,925	472,492
		8,881,453

Health Care Providers & Services - 2.6%
Aetna, Inc.	6,931	846,483
AmerisourceBergen Corp.	3,659	290,232
Anthem, Inc.	5,198	682,705
Cardinal Health, Inc.	6,441	502,462
Centene Corp. *	3,207	228,884
Cigna Corp.	5,071	649,037
DaVita HealthCare Partners, Inc. *	3,122	241,393
Express Scripts Holding Co. *	12,510	948,258
HCA Holdings, Inc. *	5,953	458,441
Henry Schein, Inc. *	1,587	280,582
Humana, Inc.	2,946	529,926
Laboratory Corporation of America Holdings *	2,024	263,666
McKesson Corp.	4,449	830,406
Patterson Cos., Inc.	1,604	76,816
Quest Diagnostics, Inc.	2,665	216,958
UnitedHealth Group, Inc.	18,797	2,654,136
Universal Health Services, Inc., Class B	1,690	226,629
		9,927,014

Health Care Technology - 0.1%
Cerner Corp. *	5,949	348,611

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	8,685	383,877
Chipotle Mexican Grill, Inc. *	573	230,781
Darden Restaurants, Inc.	2,139	135,484
Marriott International, Inc., Class A	3,612	240,054
McDonald's Corp.	17,355	2,088,501
Royal Caribbean Cruises Ltd.	3,319	222,871
Starbucks Corp.	28,960	1,654,195
Starwood Hotels & Resorts Worldwide, Inc.	3,199	236,566
Wyndham Worldwide Corp.	2,248	160,125
Wynn Resorts Ltd. (a)	1,610	145,930
Yum! Brands, Inc.	8,055	667,921
		6,166,305

Household Durables - 0.5%
D.R. Horton, Inc.	6,188	194,798
Garmin Ltd.	2,258	95,784
Harman International Industries, Inc.	1,332	95,664
Leggett & Platt, Inc.	2,580	131,864

12 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Lennar Corp., Class A	3,626	167,159
Mohawk Industries, Inc. *	1,260	239,098
Newell Brands, Inc.	9,028	438,490
PulteGroup, Inc.	6,287	122,534
Whirlpool Corp.	1,441	240,128
		1,725,519

Household Products - 1.9%
Church & Dwight Co., Inc.	2,500	257,225
Clorox Co. (The)	2,557	353,863
Colgate-Palmolive Co.	17,655	1,292,346
Kimberly-Clark Corp.	7,120	978,858
Procter & Gamble Co. (The)	52,624	4,455,674
		7,337,966

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,777	159,457
NRG Energy, Inc.	6,546	98,124
		257,581

Industrial Conglomerates - 2.5%
3M Co.	11,991	2,099,864
Danaher Corp.	11,845	1,196,345
General Electric Co.	181,324	5,708,079
Roper Technologies, Inc.	2,001	341,291
		9,345,579

Insurance - 2.5%
Aflac, Inc.	8,184	590,557
Allstate Corp. (The)	7,254	507,417
American International Group, Inc.	22,123	1,170,086
Aon plc	5,130	560,350
Arthur J. Gallagher & Co.	3,365	160,174
Assurant, Inc.	1,272	109,786
Chubb Ltd.	9,183	1,200,310
Cincinnati Financial Corp.	2,924	218,978
Hartford Financial Services Group, Inc. (The)	7,777	345,143
Lincoln National Corp.	4,635	179,699
Loews Corp.	5,243	215,435
Marsh & McLennan Cos., Inc.	10,305	705,480
MetLife, Inc.	21,720	865,108
Principal Financial Group, Inc.	5,329	219,075
Progressive Corp. (The)	11,526	386,121
Prudential Financial, Inc.	8,738	623,369
Torchmark Corp.	2,183	134,953
Travelers Cos., Inc. (The)	5,781	688,170

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Unum Group	4,721	150,081
Willis Towers Watson plc	2,737	340,237
XL Group plc	5,659	188,501
		9,559,030

Internet & Catalog Retail - 2.1%
Amazon.com, Inc. *	7,629	5,459,465
Expedia, Inc.	2,317	246,297
Netflix, Inc. *	8,467	774,561
Priceline Group, Inc. (The) *	981	1,224,690
TripAdvisor, Inc. *	2,260	145,318
		7,850,331

Internet Software & Services - 3.9%
Akamai Technologies, Inc. *	3,284	183,674
Alphabet, Inc.:
Class A *	5,806	4,084,696
Class C *	5,839	4,041,172
eBay, Inc. *	20,698	484,540
Facebook, Inc., Class A *	45,579	5,208,768
VeriSign, Inc. *	1,874	162,026
Yahoo!, Inc. *	17,277	648,924
		14,813,800

IT Services - 3.0%
Accenture plc, Class A	12,332	1,397,092
Alliance Data Systems Corp. *	1,145	224,328
Automatic Data Processing, Inc.	9,006	827,381
Cognizant Technology Solutions Corp., Class A *	11,978	685,621
CSRA, Inc.	2,620	61,387
Fidelity National Information Services, Inc.	5,486	404,208
Fiserv, Inc. *	4,395	477,868
Global Payments, Inc.	2,900	207,002
International Business Machines Corp.	17,460	2,650,079
Paychex, Inc.	6,336	376,992
PayPal Holdings, Inc. *	21,805	796,101
Teradata Corp. *	2,854	71,550
Total System Services, Inc.	3,339	177,334
Visa, Inc., Class A	37,657	2,793,020
Western Union Co. (The)	9,942	190,688
Xerox Corp.	17,929	170,146
		11,510,797

Leisure Products - 0.1%
Hasbro, Inc.	2,110	177,219
Mattel, Inc.	6,730	210,582
		387,801

14 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Life Sciences - Tools & Services - 0.6%
Agilent Technologies, Inc.	6,480	287,453
Illumina, Inc. *	2,910	408,506
PerkinElmer, Inc.	2,230	116,897
Thermo Fisher Scientific, Inc.	7,780	1,149,573
Waters Corp. *	1,564	219,976
		2,182,405

Machinery - 1.2%
Caterpillar, Inc.	11,543	875,075
Cummins, Inc.	3,155	354,748
Deere & Co.	5,902	478,298
Dover Corp.	3,071	212,882
Flowserve Corp.	2,533	114,416
Illinois Tool Works, Inc.	6,394	665,999
Ingersoll-Rand plc	4,956	315,598
PACCAR, Inc.	6,928	359,355
Parker-Hannifin Corp.	2,596	280,498
Pentair plc	3,403	198,361
Snap-on, Inc.	1,077	169,972
Stanley Black & Decker, Inc.	2,879	320,202
Xylem, Inc.	3,390	151,364
		4,496,768

Media - 2.6%
CBS Corp., Class B	8,123	442,216
Comcast Corp., Class A	47,798	3,115,952
Discovery Communications, Inc.:
Class A *	2,741	69,156
Class C *	4,498	107,277
Interpublic Group of Cos., Inc. (The)	7,815	180,527
News Corp.:
Class A	7,149	81,141
Class B	2,023	23,609
Omnicom Group, Inc.	4,629	377,217
Scripps Networks Interactive, Inc., Class A	1,779	110,778
TEGNA, Inc.	4,184	96,943
Time Warner, Inc.	15,547	1,143,326
Twenty-First Century Fox, Inc.:
Class A	21,662	585,957
Class B	8,525	232,306
Viacom, Inc., Class B	6,689	277,393
Walt Disney Co. (The)	29,509	2,886,570
		9,730,368

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Metals & Mining - 0.3%
Alcoa, Inc.	25,999	241,011
Freeport-McMoRan, Inc. (a)	24,754	275,760
Newmont Mining Corp.	10,488	410,290
Nucor Corp.	6,285	310,542
		1,237,603

Multi-Utilities - 1.2%
Ameren Corp.	4,797	257,023
CenterPoint Energy, Inc.	8,513	204,312
CMS Energy Corp.	5,395	247,415
Consolidated Edison, Inc.	6,013	483,686
Dominion Resources, Inc.	12,182	949,343
DTE Energy Co.	3,547	351,579
NiSource, Inc.	6,357	168,588
Public Service Enterprise Group, Inc.	10,002	466,193
SCANA Corp.	2,825	213,739
Sempra Energy	4,686	534,298
TECO Energy, Inc.	4,324	119,515
WEC Energy Group, Inc.	6,240	407,472
		4,403,163

Multiline Retail - 0.6%
Dollar General Corp.	5,610	527,340
Dollar Tree, Inc. *	4,657	438,876
Kohl's Corp.	3,768	142,882
Macy's, Inc.	5,898	198,232
Nordstrom, Inc.	2,593	98,664
Target Corp.	11,538	805,583
		2,211,577

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	10,091	537,346
Apache Corp.	7,483	416,579
Cabot Oil & Gas Corp.	9,193	236,628
Chesapeake Energy Corp. *	9,340	39,975
Chevron Corp.	37,260	3,905,966
Cimarex Energy Co.	1,874	223,606
Columbia Pipeline Group, Inc.	7,905	201,498
Concho Resources, Inc. *	2,577	307,359
ConocoPhillips	24,482	1,067,415
Devon Energy Corp.	10,359	375,514
EOG Resources, Inc.	10,879	907,526
EQT Corp.	3,415	264,423
Exxon Mobil Corp.	81,727	7,661,089
Hess Corp.	5,211	313,181
Kinder Morgan, Inc.	36,176	677,215
Marathon Oil Corp.	16,758	251,538
Marathon Petroleum Corp.	10,475	397,631

16 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Murphy Oil Corp. (a)	3,112	98,806
Newfield Exploration Co. *	3,889	171,816
Noble Energy, Inc.	8,473	303,926
Occidental Petroleum Corp.	15,099	1,140,880
ONEOK, Inc.	4,154	197,107
Phillips 66	9,248	733,736
Pioneer Natural Resources Co.	3,233	488,862
Range Resources Corp.	3,111	134,208
Southwestern Energy Co. *(a)	8,813	110,868
Spectra Energy Corp.	13,527	495,494
Tesoro Corp.	2,255	168,945
Valero Energy Corp.	9,288	473,688
Williams Co.'s, Inc. (The)	13,503	292,070
		22,594,895

Personal Products - 0.1%
Estee Lauder Co.'s, Inc. (The), Class A	4,400	400,488

Pharmaceuticals - 5.5%
Allergan plc *	7,820	1,807,124
Bristol-Myers Squibb Co.	33,001	2,427,224
Eli Lilly & Co.	19,204	1,512,315
Endo International plc *	3,907	60,910
Johnson & Johnson	54,224	6,577,371
Mallinckrodt plc *	2,190	133,108
Merck & Co., Inc.	54,723	3,152,592
Mylan NV *	8,442	365,032
Perrigo Co. plc	2,738	248,254
Pfizer, Inc.	119,899	4,221,644
Zoetis, Inc.	9,025	428,327
		20,933,901

Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	675	82,242
Equifax, Inc.	2,353	302,125
Nielsen Holdings plc	6,932	360,256
Robert Half International, Inc.	2,535	96,736
Verisk Analytics, Inc. *	3,000	243,240
		1,084,599

Real Estate Investment Trusts - 3.0%
American Tower Corp.	8,393	953,529
Apartment Investment & Management Co., Class A	2,926	129,212
AvalonBay Communities, Inc.	2,712	489,218
Boston Properties, Inc.	3,037	400,580
Crown Castle International Corp.	6,660	675,524
Digital Realty Trust, Inc. (a)	2,800	305,172
Equinix, Inc.	1,373	532,353
Equity Residential	7,226	497,727

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Essex Property Trust, Inc.	1,294	295,148
Extra Space Storage, Inc.	2,475	229,036
Federal Realty Investment Trust	1,402	232,101
General Growth Properties, Inc.	11,524	343,646
HCP, Inc.	9,234	326,699
Host Hotels & Resorts, Inc.	14,774	239,487
Iron Mountain, Inc.	4,480	178,438
Kimco Realty Corp.	8,296	260,328
Macerich Co. (The)	2,376	202,887
Prologis, Inc.	10,386	509,329
Public Storage	2,913	744,534
Realty Income Corp.	5,093	353,250
Simon Property Group, Inc.	6,117	1,326,777
SL Green Realty Corp.	1,982	211,024
UDR, Inc.	5,281	194,975
Ventas, Inc.	6,685	486,802
Vornado Realty Trust	3,508	351,221
Welltower, Inc.	7,058	537,608
Weyerhaeuser Co.	14,769	439,673
		11,446,278

Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A *	5,445	144,184

Road & Rail - 0.7%
CSX Corp.	18,528	483,210
JB Hunt Transport Services, Inc.	1,700	137,581
Kansas City Southern	2,035	183,333
Norfolk Southern Corp.	5,847	497,755
Ryder System, Inc.	1,055	64,503
Union Pacific Corp.	16,627	1,450,706
		2,817,088

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	6,076	344,145
Applied Materials, Inc.	21,522	515,882
Broadcom Ltd.	7,333	1,139,548
First Solar, Inc. *	1,396	67,678
Intel Corp.	93,352	3,061,946
KLA-Tencor Corp.	3,059	224,072
Lam Research Corp.	3,155	265,209
Linear Technology Corp.	4,727	219,947
Microchip Technology, Inc. (a)	4,247	215,578
Micron Technology, Inc. *	20,170	277,539
NVIDIA Corp.	10,029	471,463
Qorvo, Inc. *	2,653	146,605

18 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

QUALCOMM, Inc.	29,040	1,555,673
Skyworks Solutions, Inc.	3,761	237,996
Texas Instruments, Inc.	19,853	1,243,790
Xilinx, Inc.	4,959	228,759
		10,215,830

Software - 3.9%
Activision Blizzard, Inc.	10,070	399,074
Adobe Systems, Inc. *	9,889	947,267
Autodesk, Inc. *	4,440	240,381
CA, Inc.	5,883	193,139
Citrix Systems, Inc. *	3,066	245,556
Electronic Arts, Inc. *	5,963	451,757
Intuit, Inc.	5,058	564,523
Microsoft Corp.	154,998	7,931,248
Oracle Corp.	61,531	2,518,464
Red Hat, Inc. *	3,493	253,592
Salesforce.com, Inc. *	12,590	999,772
Symantec Corp.	12,105	248,637
		14,993,410

Specialty Retail - 2.4%
Advance Auto Parts, Inc.	1,454	235,010
AutoNation, Inc. *(a)	1,361	63,940
AutoZone, Inc. *	579	459,633
Bed Bath & Beyond, Inc.	3,234	139,773
Best Buy Co., Inc.	5,325	162,945
CarMax, Inc. *(a)	3,917	192,051
Foot Locker, Inc.	2,600	142,636
Gap, Inc. (The) (a)	4,464	94,726
Home Depot, Inc. (The)	24,593	3,140,280
L Brands, Inc.	5,002	335,784
Lowe's Cos., Inc.	17,518	1,386,900
O'Reilly Automotive, Inc. *	1,907	516,988
Ross Stores, Inc.	7,943	450,289
Signet Jewelers Ltd.	1,500	123,615
Staples, Inc.	11,929	102,828
Tiffany & Co. (a)	2,047	124,130
TJX Cos., Inc. (The)	13,069	1,009,319
Tractor Supply Co.	2,555	232,965
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,200	292,368
Urban Outfitters, Inc. *	2,033	55,907
		9,262,087

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	107,986	10,323,462
EMC Corp.	38,614	1,049,142
Hewlett Packard Enterprise Co.	32,443	592,734
HP, Inc.	33,818	424,416

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

NetApp, Inc.	5,814	142,966
Seagate Technology plc (a)	5,667	138,048
Western Digital Corp.	5,564	262,955
		12,933,723

Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	5,497	223,948
Hanesbrands, Inc.	7,477	187,897
Michael Kors Holdings Ltd. *	3,447	170,557
NIKE, Inc., Class B	26,323	1,453,030
PVH Corp.	1,525	143,701
Ralph Lauren Corp.	1,080	96,790
Under Armour, Inc.:
Class A *(a)	3,377	135,519
Class C *	3,401	123,795
VF Corp.	6,595	405,526
		2,940,763

Tobacco - 1.8%
Altria Group, Inc.	38,678	2,667,235
Philip Morris International, Inc.	30,668	3,119,549
Reynolds American, Inc.	16,366	882,618
		6,669,402

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,711	253,511
United Rentals, Inc. *	1,777	119,237
W.W. Grainger, Inc. (a)	1,124	255,429
		628,177

Water Utilities - 0.1%
American Water Works Co., Inc.	3,370	284,799

Total Common Stocks (Cost $218,845,824)		358,975,754

EXCHANGE-TRADED PRODUCTS - 2.5%

SPDR S&P 500 ETF Trust	45,200	9,470,756

Total Exchange-Traded Products (Cost $9,453,209)		9,470,756

20 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.4%

United States Treasury Bills, 0.42%, 10/13/16 ^	1,500,000	1,498,992

Total U.S. Treasury Obligations (Cost $1,498,180)		1,498,992

TIME DEPOSIT - 3.5%

State Street Bank Time Deposit, 0.293%, 7/1/16	13,209,588	13,209,588

Total Time Deposit (Cost $13,209,588)		13,209,588

	SHARES
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

State Street Institutional U.S. Government Money Market Fund, 0.25%	2,051,685	2,051,685

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $2,051,685)		2,051,685

TOTAL INVESTMENTS (Cost $245,058,486) - 101.1%		385,206,775
Other assets and liabilities, net - (1.1%)		(4,021,216)
NET ASSETS - 100.0%		$381,185,559

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index^	64	9/16	$6,688,640	$60,100
S&P 500 Index^	14	9/16	7,315,700	33,193
Total Long				$93,293

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $1,500,000 par value of U.S. Treasury Bills.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $2,003,885.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $774, which represents 0.0% of the net assets of the Portfolio as of June 30, 2016.

Abbreviations:
CVR:	Contingent Value Rights
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
Ltd.:	Limited
plc:	Public Limited Company
SPDR:	Standard & Poor's Depository Receipt
See notes to financial statements.

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CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $245,058,486) - see accompanying schedule	$385,206,775
Cash	1,815
Receivable for shares sold	835,802
Dividends and interest receivable	444,656
Securities lending income receivable	494
Receivable for futures contracts variation margin	157,705
Directors' deferred compensation plan	174,748
Other assets	181,030
Total assets	387,003,025

LIABILITIES
Payable for securities purchased	3,343,176
Payable upon return of securities loaned	2,051,685
Payable for shares redeemed	68,944
Payable to Calvert Investment Management, Inc.	55,633
Payable to Calvert Investment Administrative Services, Inc.	30,343
Payable to Calvert Investment Services, Inc.	2,276
Payable for Directors' fees and expenses	14,483
Directors' deferred compensation plan	174,748
Accrued expenses and other liabilities	76,178
Total liabilities	5,817,466
NET ASSETS	$381,185,559

NET ASSETS CONSIST OF:
Paid-in capital applicable to 3,280,353 shares of common stock outstanding;
$0.10 par value, 30,000,000 shares authorized	$239,458,975
Undistributed net investment income	9,197,342
Accumulated net realized gain (loss)	(7,712,340)
Net unrealized appreciation (depreciation)	140,241,582
NET ASSETS	$381,185,559

NET ASSET VALUE PER SHARE	$116.20
See notes to financial statements.

22 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $2,131)	$3,881,946
Other income (a)	181,030
Interest income	13,612
Securities lending income	494
Total investment income	4,077,082

Expenses:
Investment advisory fee	428,412
Administrative fees	183,413
Transfer agency fees and expenses	17,319
Directors' fees and expenses	34,324
Accounting fees	42,660
Custodian fees	31,563
Professional fees	22,445
Reports to shareholders	28,649
Licensing fees	20,356
Miscellaneous	8,362
Total expenses	817,503
Reimbursement from Advisor	(119,996)
Administrative fees waived	(12,048)
Net expenses	685,459
NET INVESTMENT INCOME	3,391,623

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	2,057,565
Futures	599,045
2,656,610

Change in unrealized appreciation (depreciation) on:
Investments	6,905,843
Futures	(24,832)
6,881,011

NET REALIZED AND UNREALIZED GAIN	9,537,621

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,929,244

(a) Other income represents a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Assets and Liabilities.
See notes to financial statements.

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CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$3,391,623	$5,928,557
Net realized gain	2,656,610	7,620,381
Net change in unrealized appreciation (depreciation)	6,881,011	(10,333,539)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,929,244	3,215,399

Distributions to shareholders from:
Net investment income	—	(652,135)
Net realized gain	—	(5,882,206)
Total distributions	—	(6,534,341)

Capital share transactions:
Shares sold	40,802,622	46,515,764
Reinvestment of distributions	—	6,534,339
Shares redeemed	(20,511,549)	(63,247,953)
Total capital share transactions	20,291,073	(10,197,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,220,317	(13,516,792)

NET ASSETS
Beginning of period	347,965,242	361,482,034
End of period (including undistributed net investment income of $9,197,342 and $5,805,719, respectively)	$381,185,559	$347,965,242

CAPITAL SHARE ACTIVITY
Shares sold	360,532	404,834
Reinvestment of distributions	—	57,344
Shares redeemed	(185,133)	(554,116)
Total capital share activity	175,399	(91,938)
See notes to financial statements.

24 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP S&P 500 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy.

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Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$358,974,980	$774	$—	$358,975,754
Exchange-Traded Products	9,470,756	—	—	9,470,756
U.S. Treasury Obligations	—	1,498,992	—	1,498,992
Time Deposit	—	13,209,588	—	13,209,588
Short Term Investment of Cash Collateral For Securities Loaned	2,051,685	—	—	2,051,685
TOTAL	$370,497,421	$14,709,354	$—	$385,206,775
Futures Contracts***	$93,293	$—	$—	$93,293

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.
Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the

26 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
At June 30, 2016, the Portfolio had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Unrealized appreciation on futures contracts	$93,293*	Unrealized depreciation on futures contracts	$—*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Equity	Futures	$599,045	($24,832)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			64
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.25%, of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses for the period from May 1, 2016 through April 30, 2017. The contractual expense cap is 0.40%. Prior to May 1, 2016, the contractual expense cap was 0.42%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. For the period from January 1, 2016 through April 30, 2016, the Advisor voluntarily waived the portion of expenses over 0.40%. During the six month period ended June 30, 2016, the Advisor voluntarily waived $78,022.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $12,852 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $32,602,498 and $12,033,331, respectively.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Capital Loss Carryforwards
EXPIRATION DATE
2016	($4,955,593)
2017	(509,504)
2018	(2,611,900)
NO EXPIRATION DATE
Long-term	($844,503)

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As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$147,253,829
Unrealized (depreciation)	(12,863,467)
Net unrealized appreciation (depreciation)	$134,390,362

Federal income tax cost of investments	$250,816,413
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,051,685	—	—	—	$2,051,685
Total Borrowings	$2,051,685	—	—	—	$2,051,685
Amount of recognized liabilities for securities lending transactions					$2,051,685
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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CALVERT VP S&P 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning	$112.07	$113.07	$110.62	$86.62	$76.32	$78.77
Income from investment operations:
Net investment income	1.09(b)	1.88	1.94	1.81	1.63	1.27
Net realized and unrealized gain (loss)	3.04	(0.74)	12.80	25.72	10.21	0.11
Total from investment operations	4.13	1.14	14.74	27.53	11.84	1.38
Distributions from:
Net investment income	—	(0.21)	(1.95)	(1.95)	(1.54)	(1.25)
Net realized gain	—	(1.93)	(10.34)	(1.58)	—	(2.58)
Total distributions	—	(2.14)	(12.29)	(3.53)	(1.54)	(3.83)
Total increase (decrease) in net asset value	4.13	(1.00)	2.45	24.00	10.30	(2.45)
Net asset value, ending	$116.20	$112.07	$113.07	$110.62	$86.62	$76.32
Total return (c)	3.69%	0.98%	13.21%	31.87%	15.55%	1.73%
Ratios to average net assets: (d)
Net investment income	1.92%(b)(e)	1.65%	1.59%	1.69%	1.90%	1.70%
Total expenses	0.48%(e)	0.46%	0.46%	0.48%	0.45%	0.46%
Net expenses	0.40%(e)	0.42%	0.42%	0.42%	0.41%	0.39%
Portfolio turnover	4%	4%	9%	11%	5%	7%
Net assets, ending (in thousands)	$381,186	$347,965	$361,482	$353,688	$285,405	$259,068

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes a one time payment which amounted to $0.058 per share and 0.05% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP S&P MidCap 400 Index Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
5	Understanding Your Fund's Expenses
6	Schedule of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statements of Changes in Net Assets
23	Notes to Financial Statements
28	Financial Highlights
30	Proxy Voting
30	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

Kevin Keene Ameritas Investment Partners, Inc.
Market Review
The broad domestic equity market started the year by falling more than 10% over a six-week period. Concerns over China’s economic growth rate and plunging crude oil prices were two big catalysts for the market’s decline. While generally a positive for consumers, the fall in crude oil prices was interpreted by the market as an ominous sign for global economic growth. However, as crude oil prices found a bottom near $26 per barrel, the equity market also bottomed and began a sharp rally that erased early losses. The period culminated with drama in Great Britain as a referendum on Britain’s future in the European Union was held. The vote to leave the European Union sent stocks plummeting more than 5% over the next two days, before a stunning rebound to end June.
Investment Strategy and Technique
As an index fund, the Portfolio seeks as closely as possible to replicate the holdings and match the performance of the S&P MidCap 400 Index. In pursuit of this objective, the Portfolio employs a passive management approach and holds each member of the index. Cash holdings gain exposure to the index via futures contracts so that 100% of the portfolio’s assets are fully invested.
Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, the Calvert VP S&P MidCap 400 Index Portfolio (Class I) returned 7.74% compared with 7.93% for the S&P MidCap 400 Index. The underperformance relative to the Index was largely attributable to fees and operating expenses, which the Index does not incur. The Portfolio continued to meet its objective by closely tracking the Index. The S&P MidCap 400 Index outperformed the broad equity market as all ten economic sectors were positive. The Financials sector was particularly strong relative to the Financials sector within large cap stocks.
Positioning and Outlook
As we look to the second half of 2016, the outlook for equities is again mixed. After an incredibly weak employment report for the month of May and the uncertainty created over the British referendum, the Federal Reserve has been all but sidelined for any more interest rate increases this year. The financial markets believe the chance of another interest rate increase in 2016 is less than 10%.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	25.3%
Information Technology	15.7%
Industrials	12.5%
Consumer Discretionary	11.0%
Health Care	8.5%
Materials	6.7%
Utilities	5.6%
Consumer Staples	4.3%
Short-Term Investments	4.0%
Energy	3.4%
Exchange-Traded Products	2.4%
Government	0.4%
Telecommunication Services	0.2%
Total	100.0%

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Mettler-Toledo International, Inc.	0.6%
Ingredion, Inc.	0.6%
Duke Realty Corp.	0.6%
ResMed, Inc.	0.6%
CDK Global, Inc.	0.6%
Alleghany Corp.	0.6%
Atmos Energy Corp.	0.5%
IDEXX Laboratories, Inc.	0.5%
Cooper Co.'s, Inc. (The)	0.5%
WhiteWave Foods Co. (The)	0.5%
Total	5.6%

* Does not reflect the value of securities held as cash collateral on securities loaned.

In our opinion, continued low interest rates should be a positive for equity markets, but risks to the bull market case do exist in the form of a still weak global economy and the market’s continued inability to break out past highs reached 13 months ago.
Ameritas Investment Partners, Inc.
June 2016

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods. The results shown are for Class I shares, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	5 Year	10 Year
Class I	7.74%	0.88%	10.01%	7.97%
Class F	7.61%	0.66%	9.74%	7.73%
S&P MidCap 400 Index	7.93%	1.33%	10.55%	8.55%

Class F share performance prior to October 1, 2007 is based on Class I performance, adjusted to reflect Class F expenses. * Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for Class I shares is 0.56%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Class I
Actual	0.41%	$1,000.00	$1,077.40	$2.12
Hypothetical (5% return per year before expenses)	0.41%	$1,000.00	$1,022.83	$2.06
Class F
Actual	0.66%	$1,000.00	$1,076.10	$3.41
Hypothetical (5% return per year before expenses)	0.66%	$1,000.00	$1,021.58	$3.32
* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.2%

Aerospace & Defense - 1.9%
B/E Aerospace, Inc.	16,160	746,188
Curtiss-Wright Corp.	7,039	593,036
Esterline Technologies Corp. *	4,641	287,927
Huntington Ingalls Industries, Inc.	7,435	1,249,303
KLX, Inc. *	8,334	258,354
Orbital ATK, Inc.	9,259	788,311
Teledyne Technologies, Inc. *	5,455	540,318
Triumph Group, Inc.	7,830	277,965
		4,741,402

Airlines - 0.3%
JetBlue Airways Corp. *	50,938	843,533

Auto Components - 0.4%
Dana Holding Corp.	23,076	243,683
Gentex Corp.	45,669	705,586
		949,269

Automobiles - 0.2%
Thor Industries, Inc.	7,220	467,423

Banks - 5.2%
Associated Banc-Corp.	23,739	407,124
BancorpSouth, Inc.	13,439	304,931
Bank of Hawaii Corp.	6,805	468,184
Bank of the Ozarks, Inc.	12,911	484,421
Cathay General Bancorp	11,594	326,951
Commerce Bancshares, Inc.	13,129	628,879
Cullen/Frost Bankers, Inc. (a)	8,626	549,735
East West Bancorp, Inc.	22,785	778,791
First Horizon National Corp.	36,122	497,761
First Niagara Financial Group, Inc.	55,927	544,729
FirstMerit Corp.	26,325	533,608
FNB Corp.	32,985	413,632
Fulton Financial Corp.	27,428	370,278
Hancock Holding Co.	12,256	320,004
International Bancshares Corp.	8,759	228,522
PacWest Bancorp	18,098	719,938
PrivateBancorp, Inc.	12,553	552,709
Prosperity Bancshares, Inc.	10,340	527,237
Signature Bank *	8,488	1,060,321
SVB Financial Group *	8,191	779,455
Synovus Financial Corp.	19,844	575,278
TCF Financial Corp.	27,046	342,132

6 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Trustmark Corp.	10,691	265,671
Umpqua Holdings Corp.	34,859	539,269
Valley National Bancorp	35,396	322,811
Webster Financial Corp.	14,493	492,037
		13,034,408

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A *	1,457	249,191

Biotechnology - 0.3%
United Therapeutics Corp. *	7,055	747,266

Building Products - 0.8%
A.O. Smith Corp.	11,769	1,036,966
Lennox International, Inc.	6,136	874,994
		1,911,960

Capital Markets - 1.7%
Eaton Vance Corp.	17,934	633,787
Federated Investors, Inc., Class B	14,961	430,578
Janus Capital Group, Inc.	23,063	321,037
Raymond James Financial, Inc.	19,917	981,908
SEI Investments Co.	21,516	1,035,135
Stifel Financial Corp. *	10,430	328,023
Waddell & Reed Financial, Inc., Class A	12,562	216,318
WisdomTree Investments, Inc. (a)	17,211	168,496
		4,115,282

Chemicals - 2.8%
Ashland, Inc.	9,813	1,126,238
Cabot Corp.	9,866	450,482
Minerals Technologies, Inc.	5,507	312,798
NewMarket Corp.	1,574	652,234
Olin Corp.	26,113	648,647
PolyOne Corp.	13,289	468,304
RPM International, Inc.	21,005	1,049,200
Scotts Miracle-Gro Co. (The), Class A	7,164	500,835
Sensient Technologies Corp.	7,088	503,531
Valspar Corp. (The)	11,531	1,245,694
		6,957,963

Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. *	8,281	431,523
Copart, Inc. *	15,739	771,368
Deluxe Corp.	7,734	513,306
Herman Miller, Inc.	9,463	282,849
HNI Corp.	7,016	326,174
MSA Safety, Inc.	5,033	264,383

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Rollins, Inc.	14,869	435,216
RR Donnelley & Sons Co.	33,110	560,221
Travel Centers of America LLC *(b)	60,000	—
		3,585,040

Communications Equipment - 1.3%
ARRIS International plc *	27,628	579,083
Brocade Communications Systems, Inc.	73,798	677,466
Ciena Corp. *	20,444	383,325
InterDigital, Inc.	5,467	304,402
NetScout Systems, Inc. *	15,132	336,687
Plantronics, Inc.	5,083	223,652
Polycom, Inc. *	21,444	241,245
ViaSat, Inc. *(a)	7,120	508,368
		3,254,228

Construction & Engineering - 0.9%
AECOM *	24,250	770,423
EMCOR Group, Inc.	9,350	460,581
Granite Construction, Inc.	6,257	285,006
KBR, Inc.	22,519	298,152
Valmont Industries, Inc.	3,587	485,213
		2,299,375

Construction Materials - 0.2%
Eagle Materials, Inc.	7,532	581,094

Consumer Finance - 0.2%
SLM Corp. *	67,663	418,157

Containers & Packaging - 1.5%
AptarGroup, Inc.	9,986	790,192
Bemis Co., Inc.	14,972	770,908
Greif, Inc., Class A	3,861	143,900
Packaging Corp. of America	14,880	995,918
Silgan Holdings, Inc.	6,406	329,653
Sonoco Products Co.	15,931	791,134
		3,821,705

Distributors - 0.3%
Pool Corp.	6,652	625,488

Diversified Consumer Services - 0.6%
DeVry Education Group, Inc.	8,485	151,372
Graham Holdings Co., Class B	666	326,034
Service Corp. International	30,632	828,289
Sotheby's (a)	8,240	225,776
		1,531,471

8 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	12,870	857,399
FactSet Research Systems, Inc.	6,464	1,043,419
MarketAxess Holdings, Inc.	5,939	863,531
MSCI, Inc.	13,733	1,059,089
		3,823,438

Electric Utilities - 1.9%
Great Plains Energy, Inc.	24,423	742,459
Hawaiian Electric Industries, Inc.	17,059	559,365
IDACORP, Inc.	7,971	648,441
OGE Energy Corp.	31,576	1,034,114
PNM Resources, Inc.	12,595	446,367
Westar Energy, Inc.	22,403	1,256,584
		4,687,330

Electrical Equipment - 0.5%
Hubbell, Inc.	8,223	867,280
Regal-Beloit Corp.	7,072	389,313
		1,256,593

Electronic Equipment & Instruments - 3.8%
Arrow Electronics, Inc. *	14,489	896,869
Avnet, Inc.	20,320	823,163
Belden, Inc.	6,652	401,581
Cognex Corp.	13,448	579,609
FEI Co.	6,461	690,552
Ingram Micro, Inc., Class A	23,458	815,869
IPG Photonics Corp. *	5,791	463,280
Jabil Circuit, Inc.	30,230	558,348
Keysight Technologies, Inc. *	26,916	782,986
Knowles Corp. *(a)	14,007	191,616
National Instruments Corp.	15,945	436,893
SYNNEX Corp.	4,583	434,560
Tech Data Corp. *	5,565	399,845
Trimble Navigation Ltd. *	39,699	967,068
VeriFone Systems, Inc. *	17,424	323,041
Vishay Intertechnology, Inc.	21,435	265,580
Zebra Technologies Corp., Class A *	8,260	413,826
		9,444,686

Energy Equipment & Services - 1.4%
Dril-Quip, Inc. *	6,002	350,697
Ensco plc, Class A	47,642	462,604
Nabors Industries Ltd.	44,575	447,979
Noble Corp. plc	38,456	316,877
Oceaneering International, Inc.	15,505	462,979
Oil States International, Inc. *	8,121	267,018

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Patterson-UTI Energy, Inc.	23,302	496,799
Rowan Co.'s plc, Class A (a)	19,838	350,339
Superior Energy Services, Inc.	23,941	440,754
		3,596,046

Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	6,174	811,943
Sprouts Farmers Market, Inc. *	22,405	513,074
SUPERVALU, Inc. *	42,001	198,245
United Natural Foods, Inc. *	7,958	372,434
		1,895,696

Food Products - 2.9%
Dean Foods Co.	14,510	262,486
Flowers Foods, Inc.	28,780	539,625
Hain Celestial Group, Inc. (The) *	16,357	813,761
Ingredion, Inc.	11,382	1,472,945
Lancaster Colony Corp.	3,077	392,656
Post Holdings, Inc. *	10,168	840,792
Snyder's-Lance, Inc.	12,577	426,234
Tootsie Roll Industries, Inc. (a)	2,765	106,535
TreeHouse Foods, Inc. *	8,923	915,946
WhiteWave Foods Co. (The) *	27,974	1,313,100
		7,084,080

Gas Utilities - 2.5%
Atmos Energy Corp.	16,165	1,314,538
National Fuel Gas Co.	13,430	763,899
New Jersey Resources Corp.	13,606	524,511
ONE Gas, Inc.	8,248	549,234
Questar Corp.	27,733	703,586
Southwest Gas Corp.	7,500	590,325
UGI Corp.	27,304	1,235,506
WGL Holdings, Inc.	7,959	563,418
		6,245,017

Health Care Equipment & Supplies - 3.9%
ABIOMED, Inc. *	6,217	679,456
Align Technology, Inc. *	11,537	929,305
Cooper Cos., Inc. (The)	7,660	1,314,226
Halyard Health, Inc. *	7,379	239,965
Hill-Rom Holdings, Inc.	8,994	453,747
IDEXX Laboratories, Inc. *	14,156	1,314,526
LivaNova plc *	6,750	339,053
ResMed, Inc.	22,201	1,403,769
STERIS plc	13,598	934,863
Teleflex, Inc.	6,893	1,222,198
West Pharmaceutical Services, Inc.	11,555	876,793
		9,707,901

10 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Health Care Providers & Services - 2.1%
Amsurg Corp. *	8,549	662,890
Community Health Systems, Inc. *(a)	17,833	214,888
LifePoint Health, Inc. *	6,865	448,765
Mednax, Inc. *	14,709	1,065,373
Molina Healthcare, Inc. *	6,531	325,897
Owens & Minor, Inc.	9,929	371,146
Tenet Healthcare Corp. *	15,702	434,003
VCA, Inc. *	12,779	863,988
WellCare Health Plans, Inc. *	6,997	750,638
		5,137,588

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. *	29,579	375,653

Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc. (a)	8,648	393,744
Buffalo Wild Wings, Inc. *	2,977	413,654
Cheesecake Factory, Inc. (The)	7,055	339,628
Churchill Downs, Inc.	1,900	240,084
Cracker Barrel Old Country Store, Inc. (a)	3,786	649,185
Domino's Pizza, Inc.	7,930	1,041,843
Dunkin' Brands Group, Inc.	14,490	632,054
International Speedway Corp., Class A	4,137	138,383
Jack in the Box, Inc.	5,145	442,058
Panera Bread Co., Class A *	3,605	764,044
Texas Roadhouse, Inc.	10,007	456,319
Wendy's Co. (The)	32,793	315,469
		5,826,465

Household Durables - 1.6%
CalAtlantic Group, Inc.	11,550	424,000
Helen of Troy Ltd. *	4,300	442,212
KB Home (a)	12,812	194,870
NVR, Inc. *	579	1,030,817
Tempur Sealy International, Inc. *	9,633	532,898
Toll Brothers, Inc. *	24,125	649,204
TRI Pointe Group, Inc. *	23,060	272,569
Tupperware Brands Corp.	7,985	449,396
		3,995,966

Household Products - 0.2%
Energizer Holdings, Inc.	9,777	503,418

Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Corp. *	9,652	130,785

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Industrial Conglomerates - 0.4%
Carlisle Co.'s, Inc.	10,150	1,072,652

Insurance - 4.7%
Alleghany Corp. *	2,441	1,341,525
American Financial Group, Inc.	11,242	831,121
Aspen Insurance Holdings Ltd.	9,601	445,294
Brown & Brown, Inc.	18,376	688,549
CNO Financial Group, Inc.	28,318	494,432
Endurance Specialty Holdings Ltd.	9,800	658,168
Everest Re Group Ltd.	6,695	1,222,976
First American Financial Corp.	17,326	696,852
Genworth Financial, Inc., Class A *	78,816	203,345
Hanover Insurance Group, Inc. (The)	6,792	574,739
Kemper Corp.	7,405	229,407
Mercury General Corp.	5,766	306,521
Old Republic International Corp.	38,553	743,687
Primerica, Inc.	7,439	425,808
Reinsurance Group of America, Inc.	10,130	982,509
RenaissanceRe Holdings Ltd.	6,814	800,236
WR Berkley Corp.	15,508	929,239
		11,574,408

Internet & Catalog Retail - 0.1%
HSN, Inc.	5,043	246,754

Internet Software & Services - 0.5%
comScore, Inc. *	7,430	177,429
j2 Global, Inc.	7,314	462,025
Rackspace Hosting, Inc. *	17,164	358,041
WebMD Health Corp. *	6,118	355,517
		1,353,012

IT Services - 3.5%
Acxiom Corp. *	12,258	269,553
Broadridge Financial Solutions, Inc.	18,692	1,218,718
Computer Sciences Corp.	21,927	1,088,676
Convergys Corp.	15,256	381,400
CoreLogic, Inc. *	14,049	540,605
DST Systems, Inc.	4,932	574,233
Gartner, Inc. *	13,045	1,270,713
Jack Henry & Associates, Inc.	12,473	1,088,519
Leidos Holdings, Inc.	10,227	489,566
MAXIMUS, Inc.	10,261	568,152
NeuStar, Inc., Class A *(a)	8,302	195,180
Science Applications International Corp.	6,505	379,567
WEX, Inc. *	6,119	542,572
		8,607,454

12 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Leisure Products - 0.8%
Brunswick Corp.	14,330	649,436
Polaris Industries, Inc. (a)	9,503	776,965
Vista Outdoor, Inc. *	9,603	458,351
		1,884,752

Life Sciences - Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A *	3,300	471,966
Bio-Techne Corp.	5,884	663,539
Charles River Laboratories International, Inc. *	7,460	615,002
Mettler-Toledo International, Inc. *	4,231	1,543,976
PAREXEL International Corp. *	8,362	525,803
		3,820,286

Machinery - 4.1%
AGCO Corp.	11,215	528,563
CLARCOR, Inc.	7,669	466,505
Crane Co.	7,836	444,458
Donaldson Co., Inc.	19,549	671,704
Graco, Inc.	8,793	694,559
IDEX Corp.	12,001	985,282
ITT, Inc.	14,246	455,587
Joy Global, Inc. (a)	15,517	328,029
Kennametal, Inc.	12,600	278,586
Lincoln Electric Holdings, Inc.	9,742	575,557
Nordson Corp.	8,479	708,929
Oshkosh Corp.	11,601	553,484
Terex Corp.	17,266	350,672
Timken Co. (The)	10,898	334,133
Toro Co. (The)	8,702	767,516
Trinity Industries, Inc.	23,401	434,557
Wabtec Corp.	14,247	1,000,567
Woodward, Inc.	8,695	501,180
		10,079,868

Marine - 0.2%
Kirby Corp. *	8,517	531,376

Media - 1.5%
AMC Networks, Inc., Class A *	9,675	584,563
Cable One, Inc.	690	352,873
Cinemark Holdings, Inc.	16,716	609,465
DreamWorks Animation SKG, Inc., Class A *	11,342	463,548
John Wiley & Sons, Inc., Class A	7,629	398,081
Live Nation Entertainment, Inc. *	23,102	542,897
Meredith Corp.	5,948	308,761
New York Times Co. (The), Class A	18,719	226,500
Time, Inc.	15,878	261,352
		3,748,040

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Metals & Mining - 1.8%
Allegheny Technologies, Inc. (a)	17,216	219,504
Carpenter Technology Corp.	7,092	233,540
Commercial Metals Co.	18,111	306,076
Compass Minerals International, Inc. (a)	5,341	396,249
Reliance Steel & Aluminum Co.	11,437	879,505
Royal Gold, Inc.	10,324	743,534
Steel Dynamics, Inc.	38,512	943,544
United States Steel Corp. (a)	23,152	390,343
Worthington Industries, Inc.	6,894	291,616
		4,403,911

Multi-Utilities - 0.8%
Black Hills Corp.	8,157	514,217
MDU Resources Group, Inc.	30,881	741,144
Vectren Corp.	13,093	689,609
		1,944,970

Multiline Retail - 0.3%
Big Lots, Inc. (a)	7,009	351,221
J.C. Penney Co., Inc. *(a)	48,611	431,666
		782,887

Oil, Gas & Consumable Fuels - 2.0%
CONSOL Energy, Inc. (a)	36,267	583,536
Denbury Resources, Inc. (a)	55,371	198,782
Energen Corp.	15,348	739,927
Gulfport Energy Corp. *	19,818	619,511
HollyFrontier Corp.	27,797	660,735
QEP Resources, Inc.	37,187	655,607
SM Energy Co. (a)	10,764	290,628
Western Refining, Inc.	12,713	262,269
World Fuel Services Corp.	11,199	531,840
WPX Energy, Inc. *	43,833	408,085
		4,950,920

Paper & Forest Products - 0.3%
Domtar Corp.	9,896	346,459
Louisiana-Pacific Corp. *	22,729	394,348
		740,807

Personal Products - 0.4%
Avon Products, Inc.	68,965	260,688
Edgewell Personal Care Co.	9,386	792,272
		1,052,960

14 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Pharmaceuticals - 0.5%
Akorn, Inc. *	13,218	376,515
Catalent, Inc. *	16,951	389,703
Prestige Brands Holdings, Inc. *	8,342	462,147
		1,228,365

Professional Services - 0.5%
CEB, Inc.	4,992	307,907
FTI Consulting, Inc. *	6,553	266,576
Manpowergroup, Inc.	11,304	727,299
		1,301,782

Real Estate Investment Trusts - 11.0%
Alexandria Real Estate Equities, Inc.	11,681	1,209,217
American Campus Communities, Inc.	20,625	1,090,444
Camden Property Trust	13,756	1,216,306
Care Capital Properties, Inc.	13,273	347,885
Communications Sales & Leasing, Inc. *	21,479	620,743
Corporate Office Properties Trust	14,966	442,545
Corrections Corp. of America	18,575	650,496
DCT Industrial Trust, Inc.	14,001	672,608
Douglas Emmett, Inc.	22,202	788,615
Duke Realty Corp.	54,700	1,458,302
Education Realty Trust, Inc.	10,446	481,978
EPR Properties	10,056	811,318
Equity One, Inc.	14,379	462,716
First Industrial Realty Trust, Inc.	18,476	514,002
Healthcare Realty Trust, Inc.	17,773	621,877
Highwoods Properties, Inc.	15,402	813,226
Hospitality Properties Trust	23,962	690,106
Kilroy Realty Corp.	14,575	966,177
Lamar Advertising Co., Class A	13,034	864,154
LaSalle Hotel Properties	17,876	421,516
Liberty Property Trust	23,184	920,868
Mack-Cali Realty Corp.	14,173	382,671
Medical Properties Trust, Inc.	37,611	572,063
Mid-America Apartment Communities, Inc.	11,939	1,270,310
National Retail Properties, Inc.	22,773	1,177,820
Omega Healthcare Investors, Inc.	26,183	888,913
Post Properties, Inc.	8,457	516,300
Potlatch Corp.	6,433	219,365
Rayonier, Inc.	19,374	508,374
Regency Centers Corp.	15,434	1,292,289
Senior Housing Properties Trust	37,548	782,125
Sovran Self Storage, Inc.	7,328	768,854
Tanger Factory Outlet Centers, Inc.	15,028	603,825
Taubman Centers, Inc.	9,541	707,942

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Urban Edge Properties	14,614	436,374
Weingarten Realty Investors	18,254	745,128
WP GLIMCHER, Inc.	29,301	327,878
		27,265,330

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	7,280	263,099
Jones Lang LaSalle, Inc.	7,134	695,208
		958,307

Road & Rail - 0.7%
Genesee & Wyoming, Inc., Class A *	9,037	532,731
Landstar System, Inc.	6,692	459,473
Old Dominion Freight Line, Inc. *	10,818	652,434
Werner Enterprises, Inc. (a)	7,063	162,237
		1,806,875

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. *(a)	101,630	522,378
Cree, Inc. *	15,512	379,113
Cypress Semiconductor Corp. (a)	49,294	520,052
Fairchild Semiconductor International, Inc. *	17,958	356,466
Integrated Device Technology, Inc. *	21,130	425,347
Intersil Corp., Class A	21,343	288,984
Microsemi Corp. *	17,884	584,449
Silicon Laboratories, Inc. *	5,956	290,296
Synaptics, Inc. *	5,825	313,094
Teradyne, Inc.	32,126	632,561
		4,312,740

Software - 4.3%
ACI Worldwide, Inc. *	18,439	359,745
ANSYS, Inc. *	13,921	1,263,331
Cadence Design Systems, Inc. *	47,571	1,155,975
CDK Global, Inc.	24,561	1,362,890
Commvault Systems, Inc. *	6,304	272,270
Fair Isaac Corp.	4,930	557,139
Fortinet, Inc. *	23,072	728,844
Manhattan Associates, Inc. *	11,406	731,467
Mentor Graphics Corp.	15,901	338,055
PTC, Inc. *	18,124	681,100
Synopsys, Inc. *	24,006	1,298,245
Tyler Technologies, Inc. *	5,140	856,889
Ultimate Software Group, Inc. (The) *	4,566	960,184
		10,566,134

16 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Specialty Retail - 2.0%
Aaron's, Inc.	10,238	224,110
Abercrombie & Fitch Co., Class A	10,688	190,353
American Eagle Outfitters, Inc. (a)	26,314	419,182
Ascena Retail Group, Inc. *	27,011	188,807
Cabela's, Inc. *	7,664	383,660
Chico's FAS, Inc.	20,246	216,835
CST Brands, Inc.	11,968	515,581
Dick's Sporting Goods, Inc.	14,099	635,301
GameStop Corp., Class A	16,436	436,869
Guess?, Inc. (a)	10,132	152,486
Murphy USA, Inc. *	5,856	434,281
Office Depot, Inc. *	78,284	259,120
Restoration Hardware Holdings, Inc. *(a)	5,971	171,248
Williams-Sonoma, Inc.	12,997	677,534
		4,905,367

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. *(a)	16,830	230,402
Diebold, Inc.	10,301	255,774
Lexmark International, Inc., Class A	9,905	373,914
NCR Corp. *	19,591	544,042
		1,404,132

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	8,028	854,741
Deckers Outdoor Corp. *	4,993	287,198
Fossil Group, Inc. *	6,400	182,592
Kate Spade & Co. *	20,236	417,064
Skechers U.S.A., Inc., Class A *	21,014	624,536
		2,366,131

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	77,005	1,154,305
Washington Federal, Inc.	14,400	349,344
		1,503,649

Trading Companies & Distributors - 0.7%
GATX Corp. (a)	6,399	281,364
MSC Industrial Direct Co., Inc., Class A	7,602	536,397
NOW, Inc. *	16,986	308,126
Watsco, Inc.	4,078	573,734
		1,699,621

Water Utilities - 0.4%
Aqua America, Inc.	28,030	999,550

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	14,973	444,099

Total Common Stocks (Cost $178,827,898)		231,402,056

EXCHANGE-TRADED PRODUCTS - 2.4%

SPDR S&P MidCap 400 ETF Trust	21,600	5,883,408

Total Exchange-Traded Products (Cost $5,810,480)		5,883,408

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 0.4%

United States Treasury Bills, 0.42%, 10/13/16 ^	1,000,000	999,328

Total U.S. Treasury Obligations (Cost $998,787)		999,328

TIME DEPOSIT - 4.0%

State Street Bank Time Deposit, 0.293%, 7/1/16	10,032,025	10,032,025

Total Time Deposit (Cost $10,032,025)		10,032,025

	SHARES
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

State Street Institutional U.S. Government Money Market Fund, 0.25%	9,047,406	9,047,406

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $9,047,406)		9,047,406

TOTAL INVESTMENTS (Cost $204,716,596) - 103.6%		257,364,223
Other assets and liabilities, net - (3.6%)		(8,961,893)
NET ASSETS - 100.0%		$248,402,330

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P MidCap 400 Index^	76	9/16	$11,346,800	($19,030)
See notes to financial statements.

18 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $8,816,770.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $0, which represents 0.0% of the net assets of the Portfolio as of June 30, 2016.

Abbreviations:
ETF:	Exchange-Traded Fund
LLC:	Limited Liability Corporation
Ltd.:	Limited
plc:	Public Limited Company
SPDR:	Standard & Poor's Depository Receipt
See notes to financial statements.

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $204,716,596) - see accompanying schedule	$257,364,223
Receivable for securities sold	2,833,336
Receivable for shares sold	251,808
Dividends and interest receivable	265,623
Securities lending income receivable	2,418
Receivable for futures contracts variation margin	216,600
Directors' deferred compensation plan	118,132
Other assets	45,151
Total assets	261,097,291

LIABILITIES
Payable for securities purchased	3,216,625
Payable upon return of securities loaned	9,047,406
Payable for shares redeemed	160,800
Payable to Calvert Investment Management, Inc.	35,714
Payable to Calvert Investment Distributors, Inc.	3,019
Payable to Calvert Investment Administrative Services, Inc.	20,305
Payable to Calvert Investment Services, Inc.	1,523
Payable for Directors' fees and expenses	10,475
Directors' deferred compensation plan	118,132
Accrued expenses and other liabilities	80,962
Total liabilities	12,694,961
NET ASSETS	$248,402,330

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 2,330,475 shares outstanding	$145,214,319
Class F: 186,299 shares outstanding	16,734,947
Undistributed net investment income	3,771,934
Accumulated net realized gain (loss)	30,052,533
Net unrealized appreciation (depreciation)	52,628,597
NET ASSETS	$248,402,330

NET ASSET VALUE PER SHARE
Class I (based on net assets of $229,792,641)	$98.60
Class F (based on net assets of $18,609,689)	$99.89
See notes to financial statements.

20 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income	$1,907,248
Other income (a)	45,151
Interest income	17,020
Securities lending income	2,418
Total investment income	1,971,837

Expenses:
Investment advisory fee	347,947
Administrative fees	124,127
Transfer agency fees and expenses	13,960
Distribution Plan expenses:
Class F	15,024
Directors' fees and expenses	23,976
Accounting fees	30,689
Custodian fees	28,345
Professional fees	20,206
Reports to shareholders	29,350
Licensing fees	14,162
Miscellaneous	6,561
Total expenses	654,347
Reimbursement from Advisor:
Class I	(144,243)
Class F	(7,653)
Administrative fees waived	(8,145)
Net expenses	494,306
NET INVESTMENT INCOME	1,477,531

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	14,158,657
Futures	979,495
15,138,152

Change in unrealized appreciation (depreciation) on:
Investments	1,116,488
Futures	(66,050)
1,050,438

NET REALIZED AND UNREALIZED GAIN	16,188,590

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,666,121

(a) Other income represents a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Asset and Liabilities.
See notes to financial statements.

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$1,477,531	$2,613,322
Net realized gain	15,138,152	18,601,807
Net change in unrealized appreciation (depreciation)	1,050,438	(27,673,806)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,666,121	(6,458,677)

Distributions to shareholders from:
Net investment income:
Class I shares	—	(215,559)
Net realized gain:
Class I shares	—	(3,781,218)
Class F shares	—	(216,938)
Total distributions	—	(4,213,715)

Capital share transactions:
Shares sold:
Class I shares	7,750,403	19,394,619
Class F shares	4,998,401	5,906,496
Reinvestment of distributions:
Class I shares	—	3,996,777
Class F shares	—	216,938
Shares redeemed:
Class I shares	(16,878,524)	(32,877,804)
Class F shares	(646,645)	(982,332)
Total capital share transactions	(4,776,365)	(4,345,306)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,889,756	(15,017,698)

NET ASSETS
Beginning of period	235,512,574	250,530,272
End of period (including undistributed net investment income of $3,771,934 and $2,294,403, respectively)	$248,402,330	$235,512,574

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	83,534	198,681
Class F shares	52,483	59,791
Reinvestment of distributions:
Class I shares	—	42,884
Class F shares	—	2,295
Shares redeemed:
Class I shares	(183,843)	(337,945)
Class F shares	(6,776)	(9,981)
Total capital share activity	(54,602)	(44,275)
See notes to financial statements.

22 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP S&P MidCap 400 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government obligations, pricing services utilize

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matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$231,402,056	$—	$0	$231,402,056
Exchange-Traded Products	5,883,408	—	—	5,883,408
U.S. Treasury Obligations	—	999,328	—	999,328
Time Deposit	—	10,032,025	—	10,032,025
Short Term Investment of Cash Collateral For Securities Loaned	9,047,406	—	—	9,047,406
TOTAL	$246,332,870	$11,031,353	$0^	$257,364,223
Futures Contracts***	($19,030)	$—	$—	($19,030)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.
There were no transfers between levels during the period.
Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future

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date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
At June 30, 2016, the Portfolio had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Unrealized appreciation on futures contracts	$—*	Unrealized depreciation on futures contracts	($19,030)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Equity	Futures	$979,495	($66,050)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			84
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.30% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses for the period from May 1, 2016 through April 30, 2017. The contractual expense caps are 0.66% for Class F and 0.41% for Class I. Prior to May 1, 2016, the contractual expense caps were 0.81% for Class F and 0.57% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. For the period from January 1, 2016 through April 30, 2016, the Advisor voluntarily waived the portion of expenses over 0.66% for Class F and 0.41% for Class I. During the six month period ended June 30, 2016, the Advisor voluntarily waived $100,172.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for both classes of the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for both classes of the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.20% annually of the average daily net assets of Class F. Class I shares do not have Distribution Plan expenses.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $8,699 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $32,422,836 and $31,545,410, respectively.

Capital Loss Carryforwards
EXPIRATION DATE
2016	($1,412,024)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$67,947,577
Unrealized (depreciation)	(15,625,880)
Net unrealized appreciation (depreciation)	$52,321,697

Federal income tax cost of investments	$205,042,526

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NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$9,047,406	—	—	—	$9,047,406
Total Borrowings	$9,047,406	—	—	—	$9,047,406
Amount of recognized liabilities for securities lending transactions					$9,047,406
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)	December 31, 2012 (a)	December 31, 2011 (a)
Net asset value, beginning	$91.52	$95.73	$96.10	$75.22	$66.38	$68.39
Income from investment operations:
Net investment income	0.59(b)	1.02	1.00	0.88	0.86	0.59
Net realized and unrealized gain (loss)	6.49	(3.56)	7.99	23.70	10.58	(2.12)
Total from investment operations	7.08	(2.54)	8.99	24.58	11.44	(1.53)
Distributions from:
Net investment income	—	(0.09)	(1.01)	(0.82)	(0.72)	(0.48)
Net realized gain	—	(1.58)	(8.35)	(2.88)	(1.88)	—
Total distributions	—	(1.67)	(9.36)	(3.70)	(2.60)	(0.48)
Total increase (decrease) in net asset value	7.08	(4.21)	(0.37)	20.88	8.84	(2.01)
Net asset value, ending	$98.60	$91.52	$95.73	$96.10	$75.22	$66.38
Total return (c)	7.74%	(2.68%)	9.25%	32.82%	17.31%	(2.24%)
Ratios to average net assets: (d)
Net investment income	1.27%(b)(e)	1.05%	1.01%	1.00%	1.17%	0.85%
Total expenses	0.55%(e)	0.54%	0.53%	0.52%	0.53%	0.56%
Net expenses	0.41%(e)	0.54%	0.53%	0.52%	0.53%	0.55%
Portfolio turnover	14%	13%	14%	12%	10%	16%
Net assets, ending (in thousands)	$229,793	$222,462	$241,929	$244,903	$188,872	$178,563

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.018 per share and 0.02% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

28 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS F SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)	December 31, 2012 (a)	December 31, 2011 (a)
Net asset value, beginning	$92.83	$97.20	$97.32	$76.04	$67.03	$69.00
Income from investment operations:
Net investment income	0.50(b)	0.85	0.81	0.65	0.71	0.44
Net realized and unrealized gain (loss)	6.56	(3.64)	8.04	23.94	10.64	(2.14)
Total from investment operations	7.06	(2.79)	8.85	24.59	11.35	(1.70)
Distributions from:
Net investment income	—	—	(0.62)	(0.43)	(0.46)	(0.27)
Net realized gain	—	(1.58)	(8.35)	(2.88)	(1.88)	—
Total distributions	—	(1.58)	(8.97)	(3.31)	(2.34)	(0.27)
Total increase (decrease) in net asset value	7.06	(4.37)	(0.12)	21.28	9.01	(1.97)
Net asset value, ending	$99.89	$92.83	$97.20	$97.32	$76.04	$67.03
Total return (c)	7.61%	(2.90%)	9.00%	32.47%	16.99%	(2.47%)
Ratios to average net assets (d)
Net investment income	1.06%(b)(e)	0.86%	0.81%	0.73%	0.95%	0.63%
Total expenses	0.77%(e)	0.77%	0.75%	0.90%	0.86%	0.93%
Net expenses	0.66%(e)	0.77%	0.75%	0.81%	0.80%	0.79%
Portfolio turnover	14%	13%	14%	12%	10%	16%
Net assets, ending (in thousands)	$18,610	$13,051	$8,601	$6,148	$2,677	$1,698

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.021 per share and 0.02% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP NASDAQ 100 Index Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
5	Understanding Your Fund's Expenses
6	Schedule of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Notes to Financial Statements
19	Financial Highlights
21	Proxy Voting
21	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

Kevin L. Keene Ameritas Investment Partners, Inc.
Market Review
The broad domestic equity market started the year by falling more than 10% over a six-week period. Concerns over China’s economic growth rate and plunging crude oil prices were two big catalysts for the market’s decline. While generally a positive for consumers, the fall in crude oil prices was interpreted by the market as an ominous sign for global economic growth. However, as crude oil prices found a bottom near $26 per barrel, the equity market also bottomed and began a sharp rally that erased early losses. The period culminated with drama in Great Britain as a referendum on Britain’s future in the European Union was held. The vote to leave the European Union sent stocks plummeting more than 5% over the next two days, before a stunning rebound to end June.
Investment Strategy and Technique
As an index fund, the Portfolio seeks as closely as possible to replicate the holdings and match the performance of the NASDAQ 100 Index. In pursuit of this objective, the Portfolio employs a passive management approach and holds each member of the index. Cash holdings gain exposure to the index via futures contracts so that 100% of the Portfolio’s assets are fully invested.
Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, the Calvert VP NASDAQ 100 Index Portfolio (I Shares) returned -3.48% compared with -3.17% for the NASDAQ 100 Index. The underperformance relative to the Index was largely attributable to fees and operating expenses, which the Index does not incur. The Portfolio continued to meet its objective by closely tracking the Index. The NASDAQ 100 Index underperformed the broad equity market as its health care-related companies trailed the overall market’s health care sector by a wide margin. In addition, the index does not have energy exposure, which was a strong performer for the period.
Positioning and Market Outlook
As we look to the second half of 2016, the outlook for equities is again mixed. After an incredibly weak employment report for the month of May and the uncertainty created over the British referendum, the Federal Reserve has been all but sidelined for any more interest rate increases this year.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Information Technology	51.1%
Consumer Discretionary	20.4%
Health Care	11.5%
Consumer Staples	6.9%
Short-Term Investments	4.5%
Exchange-Traded Products	2.5%
Industrials	1.7%
Telecommunication Services	1.1%
Government	0.3%
Total	100.0%

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Apple, Inc.	9.5%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.1%
Facebook, Inc., Class A	4.8%
Alphabet, Inc., Class C	4.3%
Alphabet, Inc., Class A	3.8%
Comcast Corp., Class A	2.9%
Intel Corp.	2.8%
Cisco Systems, Inc.	2.6%
Amgen, Inc.	2.1%
Total	46.2%

* Does not reflect the value of securities held as cash collateral on securities loaned.

The financial markets believe the chance of another interest rate increase in 2016 is less than 10%. In our opinion, continued low interest rates should be a positive for equity markets, but risks to the bull market case do exist in the form of a still weak global economy and the market’s continued inability to break out past highs reached 13 months ago.
Ameritas Investment Partners, Inc.
June 2016

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods. The results shown are for Class I shares, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	5 Year	10 Year
Class I	-3.48%	1.18%	14.43%	11.24%
Class F	-3.62%	0.97%	14.39%	11.22%
NASDAQ 100 Total Return	-3.17%	1.77%	15.16%	11.92%

Calvert VP Nasdaq 100 Index Portfolio first offered Class F shares on October 30, 2015. Performance prior to that date reflects the performance of Class I shares. Actual Class F share performance would have been lower than Class I share performance because Class F has higher class-specific expenses than Class I.
* Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for Class I shares is 0.64%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Class I
Actual	0.62%	$1,000.00	$965.20	$3.03
Hypothetical (5% return per year before expenses)	0.62%	$1,000.00	$1,021.78	$3.12
Class F
Actual	0.94%	$1,000.00	$963.80	$4.59
Hypothetical (5% return per year before expenses)	0.94%	$1,000.00	$1,020.19	$4.72

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 93.2%

Airlines - 0.3%
American Airlines Group, Inc.	10,259	290,432

Automobiles - 0.6%
Tesla Motors, Inc. *(a)	2,604	552,777

Beverages - 0.6%
Monster Beverage Corp. *	3,583	575,824

Biotechnology - 8.5%
Alexion Pharmaceuticals, Inc. *	3,954	461,669
Amgen, Inc.	13,258	2,017,205
Biogen, Inc. *	3,866	934,876
BioMarin Pharmaceutical, Inc. *	2,865	222,897
Celgene Corp. *	13,670	1,348,272
Gilead Sciences, Inc.	23,504	1,960,704
Incyte Corp. *	3,311	264,814
Regeneron Pharmaceuticals, Inc. *	1,821	635,948
Vertex Pharmaceuticals, Inc. *	4,365	375,477
		8,221,862

Commercial Services & Supplies - 0.2%
Stericycle, Inc. *	1,499	156,076

Communications Equipment - 2.6%
Cisco Systems, Inc.	88,766	2,546,697

Diversified Telecommunication Services - 0.2%
SBA Communications Corp., Class A *	2,215	239,087

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	7,748	1,216,746
Walgreens Boots Alliance, Inc.	19,065	1,587,543
Whole Foods Market, Inc.	5,666	181,425
		2,985,714

Food Products - 3.2%
Kraft Heinz Co. (The)	21,460	1,898,781
Mondelez International, Inc., Class A	27,391	1,246,564
		3,145,345

Health Care Equipment & Supplies - 0.7%
DENTSPLY SIRONA, Inc.	4,134	256,473
Intuitive Surgical, Inc. *	672	444,468
		700,941

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Health Care Providers & Services - 1.1%
Express Scripts Holding Co. *	11,164	846,231
Henry Schein, Inc. *	1,448	256,007
		1,102,238

Health Care Technology - 0.4%
Cerner Corp. *	5,967	349,666

Hotels, Restaurants & Leisure - 2.0%
Marriott International, Inc., Class A	4,487	298,206
Norwegian Cruise Line Holdings Ltd. *	4,006	159,599
Starbucks Corp.	25,853	1,476,723
		1,934,528

Internet & Catalog Retail - 9.3%
Amazon.com, Inc. *	8,327	5,958,968
Ctrip.com International Ltd. (ADR) *	6,576	270,931
Expedia, Inc.	2,400	255,120
JD.com, Inc. (ADR) *(a)	16,034	340,402
Liberty Interactive Corp. QVC Group, Class A *	7,868	199,611
Liberty Ventures, Series A *	2,384	88,375
Netflix, Inc. *	7,559	691,497
Priceline Group, Inc. (The) *	876	1,093,607
TripAdvisor, Inc. *	2,346	150,848
		9,049,359

Internet Software & Services - 15.3%
Akamai Technologies, Inc. *	3,099	173,327
Alphabet, Inc.:
Class A *	5,183	3,646,396
Class C *	6,061	4,194,818
Baidu, Inc. (ADR) *	4,836	798,665
eBay, Inc. *	20,202	472,929
Facebook, Inc., Class A *	40,801	4,662,738
NetEase, Inc. (ADR)	1,348	260,461
Yahoo!, Inc. *	16,764	629,656
		14,838,990

IT Services - 3.0%
Automatic Data Processing, Inc.	8,039	738,543
Cognizant Technology Solutions Corp., Class A *	10,693	612,067
Fiserv, Inc. *	3,924	426,657
Paychex, Inc.	6,356	378,182
PayPal Holdings, Inc. *	21,390	780,949
		2,936,398

Leisure Products - 0.2%
Mattel, Inc.	6,008	187,990

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Life Sciences - Tools & Services - 0.4%
Illumina, Inc. *	2,598	364,707

Machinery - 0.3%
PACCAR, Inc.	6,185	320,816

Media - 6.5%
Charter Communications, Inc., Class A *	4,772	1,091,070
Comcast Corp., Class A	42,669	2,781,592
Discovery Communications, Inc.:
Class A *	2,656	67,011
Class C *	4,307	102,722
DISH Network Corp., Class A *	3,993	209,233
Liberty Global plc:
Class A *	5,027	146,084
Class C *	11,555	331,051
Liberty Global plc LiLAC:
Class A *	627	20,234
Class C *	1,442	46,841
Sirius XM Holdings, Inc. *(a)	87,503	345,637
Twenty-First Century Fox, Inc.:
Class A	19,338	523,093
Class B	14,093	384,034
Viacom, Inc., Class B	6,117	253,672
		6,302,274

Multiline Retail - 0.4%
Dollar Tree, Inc. *	4,157	391,756

Pharmaceuticals - 0.5%
Endo International plc *	3,810	59,398
Mylan NV *	8,972	387,949
		447,347

Professional Services - 0.3%
Verisk Analytics, Inc. *	2,968	240,645

Road & Rail - 0.5%
CSX Corp.	16,869	439,944

Semiconductors & Semiconductor Equipment - 9.6%
Analog Devices, Inc.	5,424	307,215
Applied Materials, Inc.	19,237	461,111
Broadcom Ltd.	6,891	1,070,861
Intel Corp.	83,335	2,733,388
Lam Research Corp.	2,817	236,797
Linear Technology Corp.	4,220	196,357
Maxim Integrated Products, Inc.	5,018	179,093
Micron Technology, Inc. *	18,302	251,836

8 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

NVIDIA Corp.	9,424	443,022
NXP Semiconductors NV *	6,045	473,565
QUALCOMM, Inc.	25,924	1,388,749
Skyworks Solutions, Inc.	3,357	212,431
Texas Instruments, Inc.	17,723	1,110,346
Xilinx, Inc.	4,478	206,570
		9,271,341

Software - 10.8%
Activision Blizzard, Inc.	13,028	516,300
Adobe Systems, Inc. *	8,828	845,634
Autodesk, Inc. *	3,964	214,611
CA, Inc.	7,355	241,465
Check Point Software Technologies Ltd. *	3,077	245,175
Citrix Systems, Inc. *	2,737	219,206
Electronic Arts, Inc. *	5,323	403,270
Intuit, Inc.	4,516	504,031
Microsoft Corp.	138,724	7,098,507
Symantec Corp.	10,809	222,017
		10,510,216

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.	2,725	117,775
O'Reilly Automotive, Inc. *	1,702	461,412
Ross Stores, Inc.	7,091	401,989
Tractor Supply Co.	2,355	214,729
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,105	269,222
		1,465,127

Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	96,667	9,241,365
NetApp, Inc.	4,973	122,286
Seagate Technology plc (a)	5,268	128,328
Western Digital Corp.	4,968	234,788
		9,726,767

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,098	226,300

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. *	14,510	627,848
Vodafone Group plc (ADR) (a)	6,845	211,442
		839,290

Total Common Stocks (Cost $50,832,607)		90,360,454

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 2.5%
Powershares QQQ Trust, Series 1 (a)	23,000	2,473,420

Total Exchange-Traded Products (Cost $2,479,010)		2,473,420

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.42%, 10/13/16 ^	300,000	299,798

Total U.S. Treasury Obligations (Cost $299,636)		299,798

TIME DEPOSIT - 4.5%
State Street Bank Time Deposit, 0.293%, 7/1/16	4,405,522	4,405,522

Total Time Deposit (Cost $4,405,522)		4,405,522

	SHARES
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%	3,355,920	3,355,920

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $3,355,920)		3,355,920

TOTAL INVESTMENTS (Cost $61,372,695) - 104.0%		100,895,114
Other assets and liabilities, net - (4.0%)		(3,926,820)
NET ASSETS - 100.0%		$96,968,294

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini NASDAQ 100 Index^	48	9/16	$4,230,720	($35,242)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $300,000 par value of U.S. Treasury Bills.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $3,265,988.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company
See notes to financial statements.

10 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $61,372,695) - see accompanying schedule	$100,895,114
Receivable for shares sold	208,990
Dividends and interest receivable	40,440
Securities lending income receivable	503
Receivable for futures contracts variation margin	43,380
Directors' deferred compensation plan	47,008
Other assets	12,929
Total assets	101,248,364

LIABILITIES
Payable for securities purchased	747,970
Payable upon return of securities loaned	3,355,920
Payable for shares redeemed	73,748
Payable to Calvert Investment Management, Inc.	27,314
Payable to Calvert Investment Distributors, Inc.	75
Payable to Calvert Investment Administrative Services, Inc.	7,827
Payable to Calvert Investment Services, Inc.	587
Payable for Directors' fees and expenses	3,268
Directors' deferred compensation plan	47,008
Accrued expenses and other liabilities	16,353
Total liabilities	4,280,070
NET ASSETS	$96,968,294

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 2,041,634 shares outstanding	$52,273,500
Class F: 12,570 shares outstanding	578,680
Undistributed net investment income	899,701
Accumulated net realized gain (loss)	3,729,236
Net unrealized appreciation (depreciation)	39,487,177
NET ASSETS	$96,968,294

NET ASSET VALUE PER SHARE
Class I (based on net assets of $96,375,750)	$47.21
Class F (based on net assets of $592,544)	$47.14
See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income	$619,443
Other income (a)	12,929
Interest income	4,884
Securities lending income	503
Total investment income	637,759

Expenses:
Investment advisory fee	157,267
Administrative fees	48,052
Transfer agency fees and expenses	5,854
Distribution Plan expenses:
Class F	357
Directors' fees and expenses	8,573
Accounting fees	13,591
Custodian fees	10,344
Professional fees	13,993
Reports to shareholders	11,755
Licensing fees	12,000
Miscellaneous	1,538
Total expenses	283,324
Reimbursement from Advisor:
Class F	(81)
Administrative fees waived	(3,118)
Net expenses	280,125
NET INVESTMENT INCOME	357,634

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	428,535
Futures	19,235
447,770

Change in unrealized appreciation (depreciation) on:
Investments	(3,907,244)
Futures	(35,672)
(3,942,916)

NET REALIZED AND UNREALIZED LOSS	(3,495,146)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($3,137,512)

(a) Other income represents a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Assets and Liabilities.
See notes to financial statements.

12 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016(Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$357,634	$542,077
Net realized gain	447,770	3,304,652
Net change in unrealized appreciation (depreciation)	(3,942,916)	3,767,005

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,137,512)	7,613,734

Distributions to shareholders from:
Net investment income:
Class I shares	—	(48,796)
Net realized gain:
Class I shares	—	(1,520,782)
Class F shares	—	(1,608)(a)
Total distributions	—	(1,571,186)

Capital share transactions:
Shares sold:
Class I shares	11,451,648	15,059,436
Class F shares	478,521	100,001(a)
Reinvestment of distributions:
Class I shares	—	1,569,578
Class F shares	—	1,608(a)
Shares redeemed:
Class I shares	(5,597,522)	(11,695,826)
Class F shares	(1,450)	—(a)
Total capital share transactions	6,331,197	5,034,797

TOTAL INCREASE IN NET ASSETS	3,193,685	11,077,345

NET ASSETS
Beginning of period	93,774,609	82,697,264
End of period (including undistributed net investment income of $899,701 and $542,067, respectively)	$96,968,294	$93,774,609

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	247,206	315,094
Class F shares	10,578	1,991(a)
Reinvestment of distributions:
Class I shares	—	31,416
Class F shares	—	32(a)
Shares redeemed:
Class I shares	(120,794)	(245,382)
Class F shares	(31)	—(a)
Total capital share activity	136,959	103,151

(a) From October 30, 2015 inception.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Nasdaq 100 Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Portfolio offers Class F and Class I shares. Class F shares commenced operations on October 30, 2015. Class F shares are subject to Distribution Plan expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy.

14 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$90,360,454	$—	$—	$90,360,454
Exchange-Traded Products	2,473,420	—	—	2,473,420
U.S. Treasury Obligations	—	299,798	—	299,798
Time Deposit	—	4,405,522	—	4,405,522
Short Term Investment of Cash Collateral For Securities Loaned	3,355,920	—	—	3,355,920
TOTAL	$96,189,794	$4,705,320	$—	$100,895,114
Futures Contracts***	($35,242)	$—	$—	($35,242)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.
Futures Contracts: The Portfolio may purchase and sell futures contracts, when, in the judgment of the Advisor, such a position acts as a hedge or to provide equity market exposure to the Portfolio's uncommitted cash balances. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When

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a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
At June 30, 2016, the Portfolio had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Unrealized appreciation on futures contracts	$—*	Unrealized depreciation on futures contracts	($35,242)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Equity	Futures	$19,235	($35,672)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			39
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

16 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.35% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2017. The contractual expense caps are 0.94% for Class F and 0.69% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for both classes of the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for both classes of the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.25% annually of the average daily net assets of Class F. Class I shares do not have Distribution Plan expenses.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $3,370 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,231,743 and $1,966,222, respectively.
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$41,512,702
Unrealized (depreciation)	(2,023,862)
Net unrealized appreciation (depreciation)	$39,488,840

Federal income tax cost of investments	$61,406,274
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality,

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,605,528	—	—	—	$1,605,528
Exchange-Traded Products	$1,750,392	—	—	—	$1,750,392
Total Borrowings	$3,355,920	—	—	—	$3,355,920
Amount of recognized liabilities for securities lending transactions					$3,355,920
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

18 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011
Net asset value, beginning	$48.91	$45.59	$42.98	$32.57	$29.67	$30.46
Income from investment operations:
Net investment income	0.18(b)	0.29	0.53	0.32	0.28	0.09
Net realized and unrealized gain (loss)	(1.88)	3.87	7.55	11.39	4.90	0.83
Total from investment operations	(1.70)	4.16	8.08	11.71	5.18	0.92
Distributions from:
Net investment income	—	(0.03)	(0.57)	(0.32)	(0.24)	(0.09)
Net realized gain	—	(0.81)	(4.90)	(0.98)	(2.04)	(1.62)
Total distributions	—	(0.84)	(5.47)	(1.30)	(2.28)	(1.71)
Total increase (decrease) in net asset value	(1.70)	3.32	2.61	10.41	2.90	(0.79)
Net asset value, ending	$47.21	$48.91	$45.59	$42.98	$32.57	$29.67
Total return (c)	(3.48%)	9.07%	18.66%	36.05%	17.62%	3.02%
Ratios to average net assets: (d)
Net investment income	0.78%(b)(e)	0.61%	1.07%	0.80%	0.84%	0.27%
Total expenses	0.63%(e)	0.62%	0.63%	0.61%	0.63%	0.67%
Net expenses	0.62%(e)	0.62%	0.63%	0.61%	0.63%	0.65%
Portfolio turnover	2%	8%	11%	13%	17%	23%
Net assets, ending (in thousands)	$96,376	$93,676	$82,697	$80,774	$64,689	$53,984

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.007 per share and 0.01% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS F SHARES	June 30, 2016 (b) (Unaudited)	December 31, 2015 (a)(b)
Net asset value, beginning	$48.91	$50.24
Income from investment operations:
Net investment income	0.12(c)	0.06
Net realized and unrealized gain (loss)	(1.89)	(0.58)
Total from investment operations	(1.77)	(0.52)
Distributions from:
Net realized gain	—	(0.81)
Total distributions	—	(0.81)
Total increase (decrease) in net asset value	(1.77)	(1.33)
Net asset value, ending	$47.14	$48.91
Total return (d)	(3.62%)	(1.07%)
Ratios to average net assets (e)
Net investment income	0.50%(c)(f)	0.71%(f)
Total expenses	1.00%(f)	0.87%(f)
Net expenses	0.94%(f)	0.87%(f)
Portfolio turnover	2%	8%
Net assets, ending (in thousands)	$593	$99

(a) From October 30, 2015 inception.
(b) Per share figures are calculated using the Average Shares Method.
(c) Amount includes an one time payment which amounted to $0.012 per share and 0.03% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f) Annualized.
See notes to financial statements.

20 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP Russell 2000 Small Cap Index Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
5	Understanding Your Fund's Expenses
6	Schedule of Investments
53	Statement of Assets and Liabilities
54	Statement of Operations
55	Statements of Changes in Net Assets
56	Notes to Financial Statements
61	Financial Highlights
63	Proxy Voting
63	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

Kevin Keene Ameritas Investment Partners, Inc.
Market Review
The broad domestic equity market started the year by falling more than 10% over a six-week period. Concerns over China’s economic growth rate and plunging crude oil prices were two big catalysts for the market’s decline. While generally a positive for consumers, the fall in crude oil prices was interpreted by the market as an ominous sign for global economic growth. However, as crude oil prices found a bottom near $26 per barrel, the equity market also bottomed and began a sharp rally that erased early losses. The period culminated with drama in Great Britain as a referendum on Britain’s future in the European Union was held. The vote to leave the European Union sent stocks plummeting more than 5% over the next two days, before a stunning rebound to end June.
Investment Strategy and Technique
As an index fund, the Portfolio seeks as closely as possible to replicate the holdings and match the performance of the Russell 2000 Index. In pursuit of this objective, the Portfolio employs a passive management approach and holds each member of the index. Cash holdings gain exposure to the index via futures contracts so that 100% of the Portfolio’s assets are fully invested.
Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, the
Calvert VP Russell 2000 Index Portfolio (I Shares) returned 2.08% compared with 2.22% for the Russell 2000 Index.
The underperformance relative to the Index was largely attributable to fees and operating expenses, which the Index does not incur. The Portfolio continued to meet its objective by closely tracking the Index. The Russell 2000 Index underperformed the broad equity market as the Index’s
Energy and Health Care Sectors significantly underperformed compared to those sectors within the large cap and mid cap universes.
Positioning and Market Outlook
As we look to the second half of 2016, the outlook for equities is again mixed. After an incredibly weak employment report for the month of May and the uncertainty created over the British referendum, the Federal Reserve has been all but sidelined for any more interest rate increases this year.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	23.5%
Information Technology	15.5%
Industrials	12.5%
Consumer Discretionary	12.3%
Health Care	12.0%
Short-Term Investments	6.6%
Materials	4.1%
Utilities	3.8%
Consumer Staples	2.8%
Energy	2.8%
Exchange-Traded Products	2.5%
Telecommunication Services	0.9%
Government	0.7%
Total	100.0%

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Olin Corp.	0.2%
IDACORP, Inc.	0.2%
Portland General Electric Co.	0.2%
Gramercy Property Trust	0.2%
Microsemi Corp.	0.2%
Curtiss-Wright Corp.	0.2%
Healthcare Realty Trust, Inc.	0.2%
Southwest Gas Corp.	0.2%
MAXIMUS, Inc.	0.2%
Medical Properties Trust, Inc.	0.2%
Total	2.0%

* Does not reflect the value of securities held as cash collateral on securities loaned.

The financial markets believe the chance of another interest rate increase in 2016 is less than 10%. In our opinion, continued low interest rates should be a positive for equity markets, but risks to the bull market case do exist in the form of a still weak global economy and the market’s continued inability to break out past highs reached 13 months ago.
Ameritas Investment Partners, Inc.
June 2016

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods. The results shown are for Class I shares, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	5 Year	10 Year
Class I	2.08%	-7.22%	7.60%	5.51%
Class F	1.95%	-7.43%	7.37%	5.30%
Russell 2000 Index	2.22%	-6.73%	8.35%	6.20%

Class F share performance prior to October 1, 2007 is based on Class I performance, adjusted to reflect Class F expenses. * Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for the Class I shares is 0.81%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Class I
Actual	0.53%	$1,000.00	$1,020.80	$2.66
Hypothetical (5% return per year before expenses)	0.53%	$1,000.00	$1,022.23	$2.66
Class F
Actual	0.78%	$1,000.00	$1,019.50	$3.92
Hypothetical (5% return per year before expenses)	0.78%	$1,000.00	$1,020.99	$3.92
* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 90.2%

Aerospace & Defense - 1.4%
AAR Corp.	2,738	63,905
Aerojet Rocketdyne Holdings, Inc. *	4,643	84,874
Aerovironment, Inc. *	1,707	47,455
American Science & Engineering, Inc.	703	26,299
Astronics Corp. *	1,505	50,056
Cubic Corp.	1,964	78,874
Curtiss-Wright Corp.	3,437	289,567
DigitalGlobe, Inc. *	4,964	106,180
Ducommun, Inc. *	914	18,079
Engility Holdings, Inc. *	1,480	31,258
Esterline Technologies Corp. *	2,301	142,754
KEYW Holding Corp. (The) *	2,749	27,325
KLX, Inc. *	4,071	126,201
Kratos Defense & Security Solutions, Inc. *	3,789	15,535
Mercury Systems, Inc. *	3,069	76,295
Moog, Inc., Class A *	2,491	134,315
National Presto Industries, Inc. (a)	420	39,627
Sparton Corp. *	882	19,201
Taser International, Inc. *(a)	4,125	102,630
Teledyne Technologies, Inc. *	2,727	270,109
Triumph Group, Inc.	3,843	136,427
Vectrus, Inc. *	813	23,162
		1,910,128

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. *	4,073	52,786
Atlas Air Worldwide Holdings, Inc. *	1,930	79,941
Echo Global Logistics, Inc. *	2,286	51,252
Forward Air Corp.	2,390	106,427
Hub Group, Inc., Class A *	2,613	100,261
Park-Ohio Holdings Corp.	726	20,531
Radiant Logistics, Inc. *	2,087	6,261
XPO Logistics, Inc. *(a)	7,633	200,442
		617,901

Airlines - 0.4%
Allegiant Travel Co.	1,035	156,802
Hawaiian Holdings, Inc. *	4,110	156,016
SkyWest, Inc.	4,036	106,792
Virgin America, Inc. *	1,508	84,765
		504,375

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. *	6,004	86,938
Cooper Tire & Rubber Co.	4,443	132,490
Cooper-Standard Holding, Inc. *	1,155	91,233
Dana Holding Corp.	11,890	125,558
Dorman Products, Inc. *	2,064	118,061
Drew Industries, Inc.	1,881	159,584
Federal-Mogul Holdings Corp. *	2,583	21,465
Fox Factory Holding Corp. *	1,744	30,293
Gentherm, Inc. *	2,771	94,907
Horizon Global Corp. *	1,398	15,867
Metaldyne Performance Group, Inc.	1,006	13,833
Modine Manufacturing Co. *	4,047	35,614
Motorcar Parts of America, Inc. *	1,400	38,052
Spartan Motors, Inc.	2,591	16,220
Standard Motor Products, Inc.	1,539	61,221
Stoneridge, Inc. *	2,174	32,480
Strattec Security Corp.	311	12,680
Superior Industries International, Inc.	1,957	52,408
Tenneco, Inc. *	4,395	204,851
Tower International, Inc.	1,846	37,991
Unique Fabricating, Inc.	514	6,882
Workhorse Group, Inc. *	892	6,110
		1,394,738

Automobiles - 0.0%
Winnebago Industries, Inc.	2,078	47,628

Banks - 8.8%
1st Source Corp.	1,262	40,876
Access National Corp.	561	10,945
ACNB Corp.	464	11,651
Allegiance Bancshares, Inc. *	856	21,297
American National Bankshares, Inc.	705	17,752
Ameris Bancorp	2,665	79,150
Ames National Corp. (a)	756	20,276
Arrow Financial Corp.	1,003	30,381
Atlantic Capital Bancshares, Inc. *	1,350	19,521
Avenue Financial Holdings, Inc. *	647	12,714
Banc of California, Inc.	3,886	70,337
BancFirst Corp.	651	39,268
Banco Latinoamericano de Comercio Exterior S.A.	2,320	61,480
Bancorp, Inc. (The) *	2,534	15,255
BancorpSouth, Inc.	6,750	153,157
Bank of Marin Bancorp	545	26,362
Bank of the Ozarks, Inc.	6,552	245,831
Bankwell Financial Group, Inc.	446	9,839
Banner Corp.	2,340	99,544
Bar Harbor Bankshares	461	16,181

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

BBCN Bancorp, Inc.	6,139	91,594
Berkshire Hills Bancorp, Inc.	2,523	67,919
Blue Hills Bancorp, Inc.	1,921	28,354
BNC Bancorp	2,666	60,545
Boston Private Financial Holdings, Inc.	6,409	75,498
Bridge Bancorp, Inc.	1,303	37,005
Brookline Bancorp, Inc.	5,406	59,628
Bryn Mawr Bank Corp.	1,427	41,668
C&F Financial Corp.	251	11,235
C1 Financial, Inc. *	576	13,438
California First National Bancorp	183	2,703
Camden National Corp.	710	29,820
Capital Bank Financial Corp., Class A	1,735	49,968
Capital City Bank Group, Inc.	1,232	17,149
Cardinal Financial Corp.	2,513	55,135
Carolina Financial Corp.	798	14,907
Cascade Bancorp *	3,096	17,152
Cathay General Bancorp	5,787	163,193
CenterState Banks, Inc.	3,507	55,235
Central Pacific Financial Corp.	2,359	55,672
Central Valley Community Bancorp	682	9,548
Century Bancorp, Inc., Class A	277	11,725
Chemical Financial Corp.	2,982	111,199
Chemung Financial Corp.	245	7,191
Citizens & Northern Corp.	1,125	22,747
City Holding Co.	1,174	53,382
CNB Financial Corp.	1,282	22,820
CoBiz Financial, Inc.	2,995	35,041
Codorus Valley Bancorp, Inc.	601	12,242
Columbia Banking System, Inc.	4,452	124,923
Community Bank System, Inc.	3,331	136,871
Community Trust Bancorp, Inc.	1,316	45,613
CommunityOne Bancorp *	901	11,389
ConnectOne Bancorp, Inc.	2,307	36,197
County Bancorp, Inc.	375	7,732
CU Bancorp *	1,297	29,481
Customers Bancorp, Inc. *	1,897	47,672
CVB Financial Corp.	8,200	134,398
Eagle Bancorp, Inc. *	2,309	111,086
Enterprise Bancorp, Inc.	478	11,467
Enterprise Financial Services Corp.	1,698	47,357
Equity Bancshares, Inc., Class A *	170	3,764
Farmers Capital Bank Corp.	578	15,808
Farmers National Banc Corp.	1,937	17,046
FCB Financial Holdings, Inc., Class A *	2,335	79,390
Fidelity Southern Corp.	1,497	23,458
Financial Institutions, Inc.	1,134	29,563
First BanCorp *	9,341	37,084
First Bancorp, Inc.	691	14,884

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

First Bancorp/Southern Pines	1,553	27,302
First Busey Corp.	2,467	52,769
First Business Financial Services, Inc.	708	16,617
First Citizens BancShares, Inc., Class A	595	154,051
First Commonwealth Financial Corp.	6,865	63,158
First Community Bancshares, Inc.	1,464	32,852
First Community Financial Partners, Inc. *(a)	1,059	9,319
First Connecticut Bancorp, Inc.	1,089	18,034
First Financial Bancorp	5,061	98,436
First Financial Bankshares, Inc.	4,950	162,310
First Financial Corp.	780	28,564
First Financial Northwest, Inc.	708	9,402
First Foundation, Inc. *	1,028	22,102
First Internet Bancorp	405	9,647
First Interstate BancSystem, Inc., Class A	1,462	41,082
First Merchants Corp.	3,106	77,433
First Mid-Illinois Bancshares, Inc. (a)	447	11,175
First Midwest Bancorp, Inc.	6,017	105,659
First NBC Bank Holding Co. *	1,338	22,465
First Northwest Bancorp *	864	11,007
First of Long Island Corp. (The)	1,110	31,824
FirstMerit Corp.	12,795	259,355
Flushing Financial Corp.	2,270	45,128
FNB Corp.	16,382	205,430
Franklin Financial Network, Inc. *	730	22,893
Fulton Financial Corp.	13,636	184,086
German American Bancorp, Inc.	1,152	36,829
Glacier Bancorp, Inc.	5,829	154,935
Great Southern Bancorp, Inc.	940	34,752
Great Western Bancorp, Inc.	4,603	145,179
Green Bancorp, Inc. *	1,113	9,705
Guaranty Bancorp	1,371	22,896
Hampton Roads Bankshares, Inc. *(a)	2,909	5,207
Hancock Holding Co.	6,011	156,947
Hanmi Financial Corp.	2,465	57,903
Heartland Financial USA, Inc.	1,711	60,381
Heritage Commerce Corp.	1,714	18,048
Heritage Financial Corp.	2,334	41,032
Heritage Oaks Bancorp	1,809	14,363
Hilltop Holdings, Inc. *	5,877	123,358
Home BancShares, Inc.	9,432	186,659
HomeTrust Bancshares, Inc. *	1,500	27,750
Horizon Bancorp	750	18,855
IBERIABANK Corp.	3,193	190,718
Independent Bank Corp.	1,586	23,013
Independent Bank Corp./Rockland	2,018	92,223
Independent Bank Group, Inc.	819	35,143
International Bancshares Corp.	4,180	109,056
Investors Bancorp, Inc.	23,191	256,956

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Lakeland Bancorp, Inc.	3,213	36,564
Lakeland Financial Corp.	1,252	58,857
LCNB Corp.	686	10,839
LegacyTexas Financial Group, Inc.	3,457	93,028
Live Oak Bancshares, Inc.	1,524	21,504
Macatawa Bank Corp.	2,061	15,293
MainSource Financial Group, Inc.	1,757	38,742
MB Financial, Inc.	5,455	197,907
MBT Financial Corp.	1,386	11,088
Mercantile Bank Corp.	1,239	29,563
Merchants Bancshares, Inc.	377	11,491
Middleburg Financial Corp.	366	9,955
Midland States Bancorp, Inc. *	287	6,225
MidWestOne Financial Group, Inc.	611	17,450
MutualFirst Financial, Inc.	424	11,596
National Bank Holdings Corp., Class A	2,041	41,555
National Bankshares, Inc.	531	18,543
National Commerce Corp. *	466	10,867
NBT Bancorp, Inc.	3,400	97,342
Nicolet Bankshares, Inc. *	550	20,944
Northrim BanCorp, Inc.	525	13,802
OFG Bancorp	3,440	28,552
Old Line Bancshares, Inc.	652	11,736
Old National Bancorp	10,120	126,804
Old Second Bancorp, Inc.	2,274	15,531
Opus Bank	1,337	45,191
Orrstown Financial Services, Inc.	576	10,397
Pacific Continental Corp.	1,543	24,241
Pacific Mercantile Bancorp *	1,193	8,470
Pacific Premier Bancorp, Inc. *	2,264	54,336
Park National Corp.	1,007	92,422
Park Sterling Corp.	3,952	28,020
Peapack Gladstone Financial Corp.	1,336	24,729
Penns Woods Bancorp, Inc. (a)	415	17,426
People's Utah Bancorp	1,012	16,799
Peoples Bancorp, Inc.	1,418	30,898
Peoples Financial Services Corp. (a)	676	26,459
Pinnacle Financial Partners, Inc.	3,126	152,705
Preferred Bank	1,057	30,521
Premier Financial Bancorp, Inc.	663	11,172
PrivateBancorp, Inc.	6,067	267,130
Prosperity Bancshares, Inc.	5,217	266,015
QCR Holdings, Inc.	901	24,498
Renasant Corp.	3,102	100,288
Republic Bancorp, Inc., Class A	907	25,060
Republic First Bancorp, Inc. *	2,621	11,296
S&T Bancorp, Inc.	2,878	70,367
Sandy Spring Bancorp, Inc.	1,834	53,296
Seacoast Banking Corp. of Florida *	2,308	37,482

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

ServisFirst Bancshares, Inc.	1,720	84,951
Shore Bancshares, Inc.	977	11,480
Sierra Bancorp	987	16,473
Simmons First National Corp., Class A	2,304	106,410
South State Corp.	1,866	126,981
Southern First Bancshares, Inc. *	447	10,773
Southern National Bancorp of Virginia, Inc.	873	10,607
Southside Bancshares, Inc.	1,910	59,059
Southwest Bancorp, Inc.	1,698	28,747
State Bank Financial Corp.	2,758	56,125
Sterling Bancorp	9,598	150,689
Stock Yards Bancorp, Inc.	1,843	52,028
Stonegate Bank	892	28,785
Suffolk Bancorp	896	28,054
Summit Financial Group, Inc.	649	11,357
Sun Bancorp, Inc. *	618	12,768
Talmer Bancorp, Inc., Class A	4,558	87,377
Texas Capital Bancshares, Inc. *	3,533	165,203
Tompkins Financial Corp.	1,130	73,450
TowneBank	4,356	94,307
TriCo Bancshares	1,576	43,498
TriState Capital Holdings, Inc. *	1,979	27,172
Triumph Bancorp, Inc. *	1,130	18,080
Trustmark Corp.	5,214	129,568
UMB Financial Corp. (a)	3,499	186,182
Umpqua Holdings Corp.	17,021	263,315
Union Bankshares Corp.	3,482	86,040
Union Bankshares, Inc.	303	11,017
United Bankshares, Inc. (a)	5,119	192,014
United Community Banks, Inc.	5,469	100,028
Univest Corp. of Pennsylvania	1,440	30,269
Valley National Bancorp	19,308	176,089
Veritex Holdings, Inc. *	643	10,301
Washington Trust Bancorp, Inc.	1,232	46,717
WashingtonFirst Bankshares, Inc.	630	13,614
Webster Financial Corp.	7,006	237,854
WesBanco, Inc.	2,789	86,598
West BanCorp., Inc.	1,387	25,784
Westamerica BanCorp. (a)	1,972	97,141
Wilshire Bancorp, Inc.	5,565	57,987
Wintrust Financial Corp.	3,775	192,525
Yadkin Financial Corp.	3,888	97,550
Your Community Bankshares, Inc.	383	14,232
		12,488,916

Beverages - 0.2%
Boston Beer Company, Inc. (The), Class A *	702	120,063
Coca-Cola Bottling Co. Consolidated	359	52,942
Craft Brew Alliance, Inc. *	855	9,850

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

MGP Ingredients, Inc.	826	31,578
National Beverage Corp. *(a)	894	56,152
Primo Water Corp. *	1,645	19,427
		290,012

Biotechnology - 4.1%
Acceleron Pharma, Inc. *	2,135	72,547
Achillion Pharmaceuticals, Inc. *(a)	9,072	70,762
Acorda Therapeutics, Inc. *	3,302	84,218
Adamas Pharmaceuticals, Inc. *(a)	1,301	19,697
Aduro Biotech, Inc. *(a)	2,763	31,250
Advaxis, Inc. *(a)	2,339	18,923
Adverum Biotechnologies, Inc. *	1,509	4,768
Agenus, Inc. *(a)	5,577	22,587
Aimmune Therapeutics, Inc. *(a)	2,048	22,159
Akebia Therapeutics, Inc. *(a)	2,800	20,944
Alder Biopharmaceuticals, Inc. *	3,650	91,140
AMAG Pharmaceuticals, Inc. *(a)	2,648	63,340
Amicus Therapeutics, Inc. *	8,941	48,818
Anavex Life Sciences Corp. *(a)	2,544	15,544
Anthera Pharmaceuticals, Inc. *(a)	2,764	8,541
Applied Genetic Technologies Corp. *	989	13,975
Ardelyx, Inc. *	1,293	11,288
Arena Pharmaceuticals, Inc. *	19,683	33,658
Argos Therapeutics, Inc. *	831	5,094
ARIAD Pharmaceuticals, Inc. *(a)	13,787	101,886
Array BioPharma, Inc. *	10,886	38,754
Arrowhead Pharmaceuticals, Inc *	4,648	24,727
Asterias Biotherapeutics, Inc. *	815	1,956
Atara Biotherapeutics, Inc. *(a)	1,810	40,743
Athersys, Inc. *(a)	5,933	12,875
Avexis, Inc. *(a)	360	13,687
Axovant Sciences Ltd. *(a)	1,904	24,447
Bellicum Pharmaceuticals, Inc. *(a)	1,633	21,164
BioCryst Pharmaceuticals, Inc. *(a)	5,597	15,895
BioSpecifics Technologies Corp. *	326	13,020
BioTime, Inc. *	3,184	8,310
Bluebird Bio, Inc. *	2,887	124,978
Blueprint Medicines Corp. *(a)	1,559	31,570
Cara Therapeutics, Inc. *(a)	1,288	6,195
Celator Pharmaceuticals, Inc. *	2,545	76,808
Celldex Therapeutics, Inc. *	7,600	33,364
Cellular Biomedicine Group, Inc. *(a)	759	9,100
Cepheid *	5,540	170,355
Chelsea Therapeutics International Ltd. *(b)	5,785	686
ChemoCentryx, Inc. *	2,120	9,519
Chimerix, Inc. *	3,539	13,908
Cidara Therapeutics, Inc. *	375	3,866
Clovis Oncology, Inc. *(a)	2,169	29,759

12 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Coherus Biosciences, Inc. *(a)	2,298	38,813
Concert Pharmaceuticals, Inc. *	1,187	13,330
Corvus Pharmaceuticals, Inc. *	259	3,693
Curis, Inc. *	8,583	13,389
Cytokinetics, Inc. *(a)	2,136	20,271
CytomX Therapeutics, Inc. *	1,591	16,252
CytRx Corp. *(a)	4,998	11,146
Dimension Therapeutics, Inc. *	449	2,694
Dyax Corp. CVR *(b)	11,242	12,479
Dynavax Technologies Corp. *(a)	3,029	44,163
Eagle Pharmaceuticals, Inc. *(a)	662	25,679
Edge Therapeutics, Inc. *	706	7,138
Editas Medicine, Inc. *	525	12,810
Eiger BioPharmaceuticals, Inc. *	270	5,351
Emergent BioSolutions, Inc. *	2,531	71,172
Enanta Pharmaceuticals, Inc. *(a)	1,235	27,232
Epizyme, Inc. *(a)	3,242	33,198
Esperion Therapeutics, Inc. *(a)	1,013	10,008
Exact Sciences Corp. *(a)	7,462	91,409
Exelixis, Inc. *(a)	17,002	132,786
FibroGen, Inc. *	4,080	66,953
Five Prime Therapeutics, Inc. *	2,102	86,918
Flexion Therapeutics, Inc. *	1,074	16,072
Fortress Biotech, Inc. *	2,656	7,145
Foundation Medicine, Inc. *(a)	920	17,167
Galena Biopharma, Inc. *(a)	14,289	6,660
Genomic Health, Inc. *	1,445	37,418
Geron Corp. *(a)	13,372	35,837
Global Blood Therapeutics, Inc. *(a)	1,096	18,183
GlycoMimetics, Inc. *	798	5,801
Halozyme Therapeutics, Inc. *	8,185	70,637
Heron Therapeutics, Inc. *(a)	2,291	41,353
Idera Pharmaceuticals, Inc. *(a)	7,586	11,607
Ignyta, Inc. *	1,416	7,675
Immune Design Corp. *(a)	874	7,132
ImmunoGen, Inc. *(a)	6,651	20,485
Immunomedics, Inc. *(a)	6,814	15,808
Infinity Pharmaceuticals, Inc. *	4,129	5,492
Inotek Pharmaceuticals Corp. *	1,360	10,118
Inovio Pharmaceuticals, Inc. *(a)	5,391	49,813
Insmed, Inc. *	4,746	46,796
Insys Therapeutics, Inc. *(a)	1,760	22,774
Intellia Therapeutics, Inc. *	544	11,614
Invitae Corp. *(a)	1,773	13,102
Ironwood Pharmaceuticals, Inc. *	9,719	127,076
Karyopharm Therapeutics, Inc. *	1,782	11,957
Keryx Biopharmaceuticals, Inc. *(a)	6,152	40,726
Kite Pharma, Inc. *	3,053	152,650
La Jolla Pharmaceutical Co. *(a)	892	14,272

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Lexicon Pharmaceuticals, Inc. *(a)	3,233	46,394
Ligand Pharmaceuticals, Inc. *(a)	1,484	176,997
Lion Biotechnologies, Inc. *	3,475	28,148
Loxo Oncology, Inc. *(a)	1,039	24,084
MacroGenics, Inc. *	2,420	65,316
MannKind Corp. *(a)	25,267	29,310
Medgenics, Inc. *	1,299	7,209
MediciNova, Inc. *(a)	2,314	17,471
Merrimack Pharmaceuticals, Inc. *	8,667	46,715
MiMedx Group, Inc. *(a)	8,019	63,992
Minerva Neurosciences, Inc. *	1,246	12,722
Mirati Therapeutics, Inc. *	893	4,876
Momenta Pharmaceuticals, Inc. *	4,757	51,376
Myriad Genetics, Inc. *(a)	5,360	164,016
NantKwest, Inc. *(a)	525	3,266
Natera, Inc. *(a)	2,032	24,516
NewLink Genetics Corp. *(a)	1,605	18,072
Novavax, Inc. *(a)	20,685	150,380
OncoMed Pharmaceuticals, Inc. *	1,132	13,935
Ophthotech Corp. *	2,376	121,247
Organovo Holdings, Inc. *	5,600	20,832
Osiris Therapeutics, Inc. *	1,445	7,355
Otonomy, Inc. *	1,873	29,743
OvaScience, Inc. *(a)	1,811	9,435
PDL BioPharma, Inc.	12,664	39,765
Pfenex, Inc. *	1,259	10,538
PharmAthene, Inc. *	4,855	11,846
Portola Pharmaceuticals, Inc. *	3,886	91,710
Progenics Pharmaceuticals, Inc. *(a)	5,151	21,737
Proteostasis Therapeutics, Inc. *	494	5,992
Prothena Corp. plc *(a)	2,654	92,784
PTC Therapeutics, Inc. *(a)	2,612	18,336
Puma Biotechnology, Inc. *	1,924	57,316
Radius Health, Inc. *(a)	2,558	94,006
Raptor Pharmaceutical Corp. *	6,081	32,655
REGENXBIO, Inc. *	1,578	12,624
Regulus Therapeutics, Inc. *(a)	2,183	6,309
Repligen Corp. *	2,535	69,358
Retrophin, Inc. *(a)	2,698	48,051
Rigel Pharmaceuticals, Inc. *	7,590	16,926
Sage Therapeutics, Inc. *(a)	2,064	62,188
Sangamo BioSciences, Inc. *	5,756	33,327
Sarepta Therapeutics, Inc. *(a)	3,490	66,554
Seres Therapeutics, Inc. *(a)	1,389	40,350
Sorrento Therapeutics, Inc. *(a)	2,189	12,258
Spark Therapeutics, Inc. *(a)	1,337	68,361
Spectrum Pharmaceuticals, Inc. *	5,050	33,179
Stemline Therapeutics, Inc. *	1,313	8,889
Syndax Pharmaceuticals, Inc. *	367	3,615

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Synergy Pharmaceuticals, Inc. *(a)	14,137	53,721
Synthetic Biologics, Inc. *	5,897	10,615
T2 Biosystems, Inc. *	524	4,134
TESARO, Inc. *(a)	1,877	157,762
TG Therapeutics, Inc. *(a)	2,728	16,532
Tobira Therapeutics, Inc. *	690	8,666
Tokai Pharmaceuticals, Inc. *(a)	500	2,755
Trevena, Inc. *	3,486	21,962
Trius Therapeutics, Inc *(b)	3,210	417
Trovagene, Inc. *(a)	1,887	8,548
Ultragenyx Pharmaceutical, Inc. *	2,807	137,290
Vanda Pharmaceuticals, Inc. *	2,855	31,947
Versartis, Inc. *(a)	1,736	19,200
Vitae Pharmaceuticals, Inc. *(a)	2,049	22,109
Vital Therapies, Inc. *	1,295	8,029
Voyager Therapeutics, Inc. *	521	5,726
vTv Therapeutics, Inc., Class A *	500	2,900
XBiotech, Inc. *(a)	1,362	28,493
Xencor, Inc. *	2,195	41,683
Zafgen, Inc. *(a)	1,272	7,619
ZIOPHARM Oncology, Inc. *(a)	8,524	46,797
		5,792,065

Building Products - 1.1%
AAON, Inc.	3,159	86,904
Advanced Drainage Systems, Inc.	2,597	71,080
American Woodmark Corp. *	1,038	68,902
Apogee Enterprises, Inc.	2,253	104,427
Armstrong Flooring, Inc. *	1,823	30,900
Builders FirstSource, Inc. *	6,535	73,519
Caesarstone Ltd. *	1,857	64,549
Continental Building Products, Inc. *	2,745	61,021
CSW Industrials, Inc. *	1,123	36,621
Gibraltar Industries, Inc. *	2,447	77,252
Griffon Corp.	2,639	44,494
Insteel Industries, Inc.	1,366	39,054
Masonite International Corp. *	2,330	154,106
NCI Building Systems, Inc. *	2,120	33,899
Nortek, Inc. *	776	46,025
Patrick Industries, Inc. *	1,080	65,113
PGT, Inc. *	3,685	37,955
Ply Gem Holdings, Inc. *	1,362	19,844
Quanex Building Products Corp.	2,614	48,594
Simpson Manufacturing Co., Inc.	3,250	129,902
Trex Co., Inc. *	2,306	103,586
Universal Forest Products, Inc.	1,553	143,948
		1,541,695

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A (a)	1,962	25,526
Associated Capital Group, Inc., Class A	520	14,914
B. Riley Financial, Inc.	724	6,936
BGC Partners, Inc., Class A	16,968	147,791
Calamos Asset Management, Inc., Class A	1,559	11,396
Cohen & Steers, Inc.	1,662	67,211
Cowen Group, Inc., Class A *	8,597	25,447
Diamond Hill Investment Group, Inc.	250	47,105
Evercore Partners, Inc., Class A	3,043	134,470
FBR & Co.	488	7,286
Fifth Street Asset Management, Inc.	520	2,101
Financial Engines, Inc.	4,002	103,532
GAMCO Investors, Inc., Class A	342	11,207
Greenhill & Co., Inc.	2,260	36,386
Hennessy Advisors, Inc.	225	7,531
Houlihan Lokey, Inc.	950	21,252
INTL. FCStone, Inc. *	1,181	32,229
Investment Technology Group, Inc.	2,642	44,174
Janus Capital Group, Inc.	11,331	157,728
KCG Holdings, Inc., Class A *	4,088	54,370
Ladenburg Thalmann Financial Services, Inc. *	8,462	19,970
Manning & Napier, Inc.	1,164	11,058
Medley Management, Inc., Class A	520	3,058
Moelis & Co., Class A	1,358	30,555
OM Asset Management plc	3,127	41,745
Oppenheimer Holdings, Inc., Class A	932	14,409
Piper Jaffray Cos. *	1,194	45,014
PJT Partners, Inc., Class A	1,381	31,763
Pzena Investment Management, Inc., Class A	491	3,737
Safeguard Scientifics, Inc. *	1,902	23,756
Silvercrest Asset Management Group, Inc., Class A	548	6,708
Stifel Financial Corp. *	5,000	157,250
Virtu Financial, Inc. (a)	1,963	35,334
Virtus Investment Partners, Inc. (a)	528	37,583
Waddell & Reed Financial, Inc., Class A	6,188	106,557
Westwood Holdings Group, Inc.	603	31,235
Wins Finance Holdings, Inc. *(a)	110	1,705
WisdomTree Investments, Inc. (a)	8,805	86,201
		1,646,230

Chemicals - 2.2%
A Schulman, Inc.	2,260	55,189
AgroFresh Solutions, Inc. *	1,715	9,107
American Vanguard Corp.	2,506	37,866
Axiall Corp.	5,420	176,746
Balchem Corp.	2,399	143,100
Calgon Carbon Corp.	4,068	53,494
Chase Corp.	526	31,071

16 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Chemours Co. (The)	14,283	117,692
Chemtura Corp. *	4,965	130,977
Codexis, Inc. *	2,608	10,510
Ferro Corp. *	6,486	86,783
Flotek Industries, Inc. *(a)	4,128	54,490
FutureFuel Corp.	1,874	20,389
GCP Applied Technologies, Inc. *	5,527	143,923
Hawkins, Inc.	749	32,514
HB Fuller Co.	3,891	171,165
Ingevity Corp. *	3,320	113,013
Innophos Holdings, Inc.	1,613	68,085
Innospec, Inc.	1,871	86,047
KMG Chemicals, Inc.	568	14,762
Koppers Holdings, Inc. *	1,585	48,707
Kraton Performance Polymers, Inc. *	2,418	67,535
Kronos Worldwide, Inc.	1,877	9,854
LSB Industries, Inc. *(a)	1,588	19,183
Minerals Technologies, Inc.	2,680	152,224
Olin Corp.	12,782	317,505
OMNOVA Solutions, Inc. *	3,910	28,348
PolyOne Corp.	6,548	230,752
Quaker Chemical Corp.	1,029	91,787
Rayonier Advanced Materials, Inc.	3,138	42,645
Sensient Technologies Corp.	3,470	246,509
Stepan Co.	1,489	88,640
TerraVia Holdings, Inc. *	6,808	17,837
Trecora Resources *	1,798	18,753
Tredegar Corp.	2,145	34,577
Trinseo S.A. *	2,240	96,163
Tronox Ltd., Class A	4,908	21,644
Valhi, Inc.	1,474	2,314
		3,091,900

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	4,321	157,630
ACCO Brands Corp. *	8,482	87,619
Aqua Metals, Inc. *(a)	838	9,859
ARC Document Solutions, Inc. *	3,218	12,518
Brady Corp., Class A	3,687	112,675
Brink's Co. (The)	3,511	100,028
Casella Waste Systems, Inc., Class A *	3,332	26,156
CECO Environmental Corp.	2,281	19,936
CompX International, Inc.	124	1,426
Deluxe Corp.	3,853	255,724
Ennis, Inc.	2,271	43,558
Essendant, Inc.	2,957	90,366
G&K Services, Inc., Class A	1,543	118,148
Healthcare Services Group, Inc.	5,517	228,293
Heritage-Crystal Clean, Inc. *	692	8,449

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Herman Miller, Inc.	4,604	137,614
HNI Corp.	3,433	159,600
InnerWorkings, Inc. *	2,898	23,966
Interface, Inc.	5,099	77,760
Kimball International, Inc., Class B	2,797	31,830
Knoll, Inc.	3,767	91,463
Matthews International Corp.,, Class A	2,491	138,599
McGrath RentCorp	2,018	61,731
Mobile Mini, Inc.	3,537	122,522
MSA Safety, Inc.	2,421	127,175
Multi-Color Corp. (a)	1,079	68,409
NL Industries, Inc. *	532	1,367
Quad/Graphics, Inc.	2,476	57,666
SP Plus Corp. *	1,439	32,493
Steelcase, Inc., Class A	6,427	87,214
Team, Inc. *	2,411	59,865
Tetra Tech, Inc.	4,650	142,964
TRC Cos., Inc. *	1,320	8,342
UniFirst Corp.	1,147	132,731
US Ecology, Inc.	1,672	76,828
Viad Corp.	1,568	48,608
VSE Corp.	325	21,710
West Corp.	3,367	66,195
		3,049,037

Communications Equipment - 1.5%
ADTRAN, Inc.	4,115	76,745
Aerohive Networks, Inc. *	1,801	11,923
Applied Optoelectronics, Inc. *(a)	1,325	14,774
Bel Fuse, Inc., Class B	968	17,211
Black Box Corp.	1,186	15,513
CalAmp Corp. *	3,105	45,985
Calix, Inc. *	3,092	21,366
Ciena Corp. *	10,704	200,700
Clearfield, Inc. *	1,022	18,284
Comtech Telecommunications Corp.	1,254	16,101
Digi International, Inc. *	2,313	24,818
EMCORE Corp. *	1,917	11,387
Extreme Networks, Inc. *	8,019	27,184
Finisar Corp. *	8,381	146,751
Harmonic, Inc. *	7,780	22,173
Infinera Corp. *	10,951	123,527
InterDigital, Inc.	2,783	154,957
Ixia *	4,679	45,948
KVH Industries, Inc. *	1,491	11,481
Lumentum Holdings, Inc. *	3,937	95,275
NETGEAR, Inc. *	2,510	119,325
NetScout Systems, Inc. *	7,483	166,497
Oclaro, Inc. *(a)	8,388	40,933

18 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Plantronics, Inc.	2,586	113,784
Polycom, Inc. *	10,423	117,259
ShoreTel, Inc. *	5,065	33,885
Silicom Ltd.	438	13,096
Sonus Networks, Inc. *	4,404	38,271
Ubiquiti Networks, Inc. *(a)	2,022	78,171
ViaSat, Inc. *	3,465	247,401
Viavi Solutions, Inc. *	18,284	121,223
		2,191,948

Construction & Engineering - 0.8%
Aegion Corp. *	2,830	55,213
Ameresco, Inc., Class A *	1,452	6,345
Argan, Inc.	1,001	41,762
Comfort Systems USA, Inc.	2,879	93,769
Dycom Industries, Inc. *	2,382	213,808
EMCOR Group, Inc.	4,838	238,320
Granite Construction, Inc.	3,036	138,290
Great Lakes Dredge & Dock Corp. *	5,123	22,336
HC2 Holdings, Inc. *	1,520	6,536
IES Holdings, Inc. *	610	7,576
Layne Christensen Co. *	1,411	11,429
MasTec, Inc. *	5,152	114,993
MYR Group, Inc. *	1,420	34,194
NV5 Holdings, Inc. *	395	11,234
Orion Marine Group, Inc. *	2,350	12,479
Primoris Services Corp.	2,993	56,657
Tutor Perini Corp. *	2,896	68,201
		1,133,142

Construction Materials - 0.2%
Headwaters, Inc. *	5,691	102,096
Summit Materials, Inc., Class A *	4,928	100,827
United States Lime & Minerals, Inc.	156	9,202
US Concrete, Inc. *	1,160	70,656
		282,781

Consumer Finance - 0.5%
Cash America International, Inc.	1,871	79,742
Encore Capital Group, Inc. *	1,856	43,672
Enova International, Inc. *	2,251	16,567
Ezcorp, Inc., Class A *	4,319	32,652
First Cash Financial Services, Inc.	2,176	111,694
Green Dot Corp., Class A *	3,541	81,408
LendingClub Corp. *	25,633	110,222
Nelnet, Inc., Class A	1,738	60,395

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

PRA Group, Inc. *	3,729	90,018
Regional Management Corp. *	935	13,707
World Acceptance Corp. *	581	26,494
		666,571

Containers & Packaging - 0.1%
AEP Industries, Inc.	367	29,529
Greif, Inc.:
Class A	1,995	74,354
Class B	446	24,418
Multi Packaging Solutions International Ltd. *	1,453	19,398
Myers Industries, Inc.	1,882	27,101
UFP Technologies, Inc. *(a)	499	11,247
		186,047

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,564	167,009
Weyco Group, Inc.	562	15,612
		182,621

Diversified Consumer Services - 0.9%
American Public Education, Inc. *	1,323	37,176
Apollo Education Group, Inc. *	7,281	66,403
Ascent Capital Group, Inc., Class A *	1,027	15,806
Bridgepoint Education, Inc. *	1,306	9,455
Bright Horizons Family Solutions, Inc. *	3,423	226,979
Cambium Learning Group, Inc. *	1,013	4,569
Capella Education Co.	953	50,166
Career Education Corp. *	5,930	35,284
Carriage Services, Inc.	1,152	27,279
Chegg, Inc. *(a)	6,601	33,005
Collectors Universe, Inc.	618	12,206
DeVry Education Group, Inc.	4,918	87,737
Grand Canyon Education, Inc. *	3,633	145,029
Houghton Mifflin Harcourt Co. *	9,511	148,657
K12, Inc. *	3,081	38,482
Liberty Tax, Inc.	395	5,261
LifeLock, Inc. *(a)	6,588	104,156
Regis Corp. *	3,158	39,317
Sotheby's (a)	4,077	111,710
Strayer Education, Inc. *	932	45,789
Weight Watchers International, Inc. *(a)	2,151	25,016
		1,269,482

Diversified Financial Services - 0.1%
BBX Capital Corp., Class A *	622	9,560
FNFV Group *(a)	5,606	64,301
GAIN Capital Holdings, Inc.	2,074	13,108
Marlin Business Services Corp.	795	12,958

20 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

NewStar Financial, Inc. *	2,242	18,878
On Deck Capital, Inc. *(a)	3,739	19,256
PICO Holdings, Inc. *	1,974	18,674
Resource America, Inc., Class A	1,082	10,517
Tiptree Financial, Inc., Class A	2,311	12,664
Value Line, Inc.	91	1,488
		181,404

Diversified Telecommunication Services - 0.7%
8x8, Inc. *	6,803	99,392
ATN International, Inc.	816	63,493
Cincinnati Bell, Inc. *	17,650	80,660
Cogent Communications Holdings, Inc.	3,239	129,754
Consolidated Communications Holdings, Inc.	3,898	106,181
FairPoint Communications, Inc. *	1,772	26,013
General Communication, Inc., Class A *	2,256	35,645
Globalstar, Inc. *(a)	29,070	35,175
Hawaiian Telcom Holdco, Inc. *	469	9,938
IDT Corp., Class B	1,313	18,631
Inteliquent, Inc.	2,529	50,302
Intelsat S.A. *	2,452	6,326
Iridium Communications, Inc. *(a)	6,339	56,290
Lumos Networks Corp. *	1,756	21,248
ORBCOMM, Inc. *	4,656	46,327
pdvWireless, Inc. *	1,002	21,433
Straight Path Communications, Inc., Class B *(a)	722	19,978
Vonage Holdings Corp. *	14,328	87,401
Winsdtream Holdings, Inc. (a)	7,781	72,130
		986,317

Electric Utilities - 1.1%
ALLETE, Inc.	3,870	250,118
El Paso Electric Co.	3,117	147,341
Empire District Electric Co. (The)	3,365	114,309
Genie Energy Ltd., Class B *	966	6,540
IDACORP, Inc.	3,885	316,045
MGE Energy, Inc.	2,675	151,178
Otter Tail Corp.	3,144	105,292
PNM Resources, Inc.	6,147	217,850
Portland General Electric Co.	6,946	306,457
Spark Energy, Inc., Class A (a)	264	8,725
		1,623,855

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	482	11,211
American Superconductor Corp. *	914	7,714
AZZ, Inc.	1,988	119,240
Babcock & Wilcox Enterprises, Inc. *	3,563	52,340
Encore Wire Corp.	1,601	59,685

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Energous Corp. *	1,155	14,957
EnerSys	3,431	204,042
FuelCell Energy, Inc. *	1,721	10,705
Generac Holdings, Inc. *	5,094	178,086
General Cable Corp.	3,773	47,955
LSI Industries, Inc.	1,507	16,682
Plug Power, Inc. *	14,972	27,848
Powell Industries, Inc.	811	31,905
Power Solutions International, Inc. *	402	7,176
Preformed Line Products Co.	222	8,967
Sunrun, Inc. *(a)	4,928	29,223
Thermon Group Holdings, Inc. *	2,669	51,272
Vicor Corp. *	1,707	17,189
		896,197

Electronic Equipment & Instruments - 2.5%
Agilysys, Inc. *	1,316	13,778
Anixter International, Inc. *	2,202	117,322
AVX Corp.	3,566	48,426
Badger Meter, Inc.	1,117	81,574
Belden, Inc.	3,291	198,678
Benchmark Electronics, Inc. *	4,044	85,531
Coherent, Inc. *	1,839	168,783
Control4 Corp. *(a)	1,024	8,356
CTS Corp.	2,562	45,911
Daktronics, Inc.	2,960	18,500
DTS, Inc. *	1,575	41,659
Electro Rent Corp.	1,712	26,382
Electro Scientific Industries, Inc. *	2,143	12,515
ePlus, Inc. *	467	38,196
Fabrinet *	2,734	101,486
FARO Technologies, Inc. *	1,341	45,366
II-VI, Inc. *	4,638	87,009
Insight Enterprises, Inc. *	2,991	77,766
InvenSense, Inc. *	6,369	39,042
Itron, Inc. *	2,606	112,319
Kimball Electronics, Inc. *	2,097	26,108
Knowles Corp. *(a)	6,568	89,850
Littelfuse, Inc.	1,742	205,887
Maxwell Technologies, Inc. *	2,454	12,957
Mesa Laboratories, Inc.	233	28,659
Methode Electronics, Inc.	2,959	101,287
MTS Systems Corp.	1,150	50,416
Multi-Fineline Electronix, Inc. *	789	18,305
Novanta, Inc. *	2,626	39,784
OSI Systems, Inc. *	1,365	79,347
Park Electrochemical Corp.	1,804	26,212
PC Connection, Inc.	756	17,993
Plexus Corp. *	2,593	112,018

22 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

QLogic Corp. *	6,734	99,259
Radisys Corp. *	2,776	12,436
Rofin-Sinar Technologies, Inc. *	2,173	69,406
Rogers Corp. *	1,437	87,801
Sanmina Corp. *	5,742	153,943
ScanSource, Inc. *	2,089	77,523
SYNNEX Corp.	2,219	210,406
Systemax, Inc. *	1,000	8,530
Tech Data Corp. *	2,728	196,007
TTM Technologies, Inc. *	5,067	38,154
Universal Display Corp. *	3,233	219,197
Vishay Intertechnology, Inc.	10,452	129,500
Vishay Precision Group, Inc. *	1,011	13,568
		3,493,152

Energy Equipment & Services - 0.9%
Archrock, Inc.	5,249	49,446
Atwood Oceanics, Inc. (a)	4,989	62,462
Bristow Group, Inc.	2,689	30,682
CARBO Ceramics, Inc. (a)	1,515	19,847
Dawson Geophysical Co. *	1,572	12,812
Era Group, Inc. *	1,735	16,309
Exterran Corp. *	2,624	33,718
Fairmount Santrol Holdings, Inc. *(a)	4,937	38,064
Forum Energy Technologies, Inc. *	4,578	79,245
Geospace Technologies Corp. *(a)	1,271	20,806
Helix Energy Solutions Group, Inc. *	8,174	55,256
Hornbeck Offshore Services, Inc. *(a)	2,469	20,591
Independence Contract Drilling, Inc. *	2,336	12,684
Matrix Service Co. *	2,252	37,136
McDermott International, Inc. *	18,414	90,965
Natural Gas Services Group, Inc. *	1,066	24,411
Newpark Resources, Inc. *	6,491	37,583
Oil States International, Inc. *	3,982	130,928
Parker Drilling Co. *	10,148	23,239
PHI, Inc. *	1,085	19,400
Pioneer Energy Services Corp. *	5,200	23,920
RigNet, Inc. *	1,109	14,850
SEACOR Holdings, Inc. *(a)	1,242	71,974
Seadrill Ltd. *(a)	29,466	95,470
Tesco Corp.	3,109	20,799
TETRA Technologies, Inc. *	6,615	42,138
Tidewater, Inc. (a)	3,629	16,004
Unit Corp. *	3,890	60,528
US Silica Holdings, Inc.	4,866	167,731
Willbros Group, Inc. *	3,370	8,526
		1,337,524

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,192	77,904
Chefs' Warehouse, Inc. (The) *	1,456	23,296
Ingles Markets, Inc., Class A	1,087	40,545
Natural Grocers by Vitamin Cottage, Inc. *(a)	875	11,419
Performance Food Group Co. *	2,918	78,523
PriceSmart, Inc.	1,502	140,542
Smart & Final Stores, Inc. *	1,874	27,904
SpartanNash Co.	2,903	88,774
SUPERVALU, Inc. *	20,203	95,358
United Natural Foods, Inc. *	3,864	180,835
Village Super Market, Inc., Class A	640	18,489
Weis Markets, Inc.	747	37,761
		821,350

Food Products - 1.3%
Alico, Inc.	267	8,077
Amplify Snack Brands, Inc. *(a)	2,278	33,601
B&G Foods, Inc.	4,840	233,288
Cal-Maine Foods, Inc.	2,417	107,121
Calavo Growers, Inc.	1,188	79,596
Darling Ingredients, Inc. *	12,751	189,990
Dean Foods Co.	7,282	131,731
Farmer Bros Co. *	538	17,248
Fresh Del Monte Produce, Inc.	2,572	139,994
Freshpet, Inc. *(a)	1,604	14,965
Inventure Foods, Inc. *	1,177	9,192
J&J Snack Foods Corp.	1,149	137,041
John B Sanfilippo & Son, Inc.	716	30,523
Lancaster Colony Corp.	1,429	182,355
Landec Corp. *	2,282	24,554
Lifeway Foods, Inc. *	385	3,723
Limoneira Co.	753	13,268
Omega Protein Corp. *	1,591	31,804
Sanderson Farms, Inc. (a)	1,559	135,072
Seaboard Corp. *	20	57,413
Seneca Foods Corp., Class A *	594	21,509
Snyder's-Lance, Inc.	6,276	212,694
Tootsie Roll Industries, Inc. (a)	1,481	57,063
		1,871,822

Gas Utilities - 1.3%
Chesapeake Utilities Corp.	1,240	82,063
Delta Natural Gas Co., Inc.	532	14,332
New Jersey Resources Corp.	6,605	254,623
Northwest Natural Gas Co.	2,109	136,705
ONE Gas, Inc.	4,059	270,289
South Jersey Industries, Inc.	6,181	195,443
Southwest Gas Corp.	3,615	284,537

24 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Spire, Inc.	3,553	251,694
WGL Holdings, Inc.	3,935	278,559
		1,768,245

Health Care Equipment & Supplies - 2.9%
Abaxis, Inc.	1,739	82,133
Accuray, Inc. *(a)	6,420	33,320
Analogic Corp.	957	76,024
AngioDynamics, Inc. *	2,155	30,967
Anika Therapeutics, Inc. *	1,142	61,268
AtriCure, Inc. *	2,456	34,703
Atrion Corp.	110	47,065
Avinger, Inc. *	851	10,152
AxoGen, Inc. *	1,880	12,934
Cantel Medical Corp.	2,792	191,894
Cardiovascular Systems, Inc. *	2,478	45,533
Cerus Corp. *(a)	7,927	49,464
ConforMIS, Inc. *(a)	2,786	19,558
CONMED Corp.	2,130	101,665
Corindus Vascular Robotics, Inc. *(a)	1,737	2,484
CryoLife, Inc.	2,420	28,580
Cutera, Inc. *	1,118	12,533
Cynosure, Inc., Class A *	1,847	89,847
Endologix, Inc. *	6,316	78,697
Entellus Medical, Inc. *	465	8,496
Exactech, Inc. *	863	23,077
GenMark Diagnostics, Inc. *(a)	3,729	32,442
Glaukos Corp. *	1,302	37,966
Globus Medical, Inc., Class A *	5,297	126,228
Haemonetics Corp. *	3,989	115,641
Halyard Health, Inc. *	3,591	116,779
HeartWare International, Inc. *	1,332	76,923
ICU Medical, Inc. *	1,127	127,069
Inogen, Inc. *	1,214	60,834
Insulet Corp. *	4,380	132,451
Integer Holdings Corp. *	2,383	73,706
Integra LifeSciences Holdings Corp. *	2,356	187,962
Invacare Corp.	2,498	30,301
InVivo Therapeutics Holdings Corp. *	2,050	11,849
iRadimed Corp. *(a)	219	4,765
IRIDEX Corp. *	588	8,697
K2M Group Holdings, Inc. *(a)	2,005	31,118
LDR Holding Corp. *	2,141	79,110
LeMaitre Vascular, Inc.	917	13,086
Masimo Corp. *	3,184	167,208
Meridian Bioscience, Inc.	3,556	69,342
Merit Medical Systems, Inc. *	3,534	70,079
Natus Medical, Inc. *	2,544	96,163
Neogen Corp. *	2,859	160,819

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Nevro Corp. *	1,872	138,079
Novocure Ltd. *	3,947	46,062
NuVasive, Inc. *	3,862	230,639
NxStage Medical, Inc. *	5,151	111,674
OraSure Technologies, Inc. *	4,811	28,433
Orthofix International NV *	1,448	61,395
Oxford Immunotec Global plc *(a)	1,165	10,485
Penumbra, Inc. *	1,984	118,048
Quidel Corp. *(a)	2,221	39,667
Rockwell Medical, Inc. *(a)	3,471	26,275
RTI Surgical, Inc. *	4,427	15,893
Second Sight Medical Products, Inc. *	912	3,265
Senseonics Holdings, Inc. *	2,167	8,516
Spectranetics Corp. (The) *(a)	3,271	61,200
STAAR Surgical Co. *	3,235	17,825
SurModics, Inc. *	1,145	26,885
Symmetry Surgical, Inc. *	765	10,044
Tandem Diabetes Care, Inc. *(a)	810	6,107
TransEnterix, Inc. *	2,569	3,134
Utah Medical Products, Inc.	296	18,648
Vascular Solutions, Inc. *	1,424	59,324
Veracyte, Inc. *	444	2,233
ViewRay, Inc. *	517	2,115
Wright Medical Group N.V. *	8,040	139,655
Zeltiq Aesthetics, Inc. *	2,605	71,195
		4,127,728

Health Care Providers & Services - 2.2%
AAC Holdings, Inc. *(a)	500	11,410
Aceto Corp.	2,247	49,187
Addus HomeCare Corp. *	471	8,210
Adeptus Health, Inc., Class A *(a)	964	49,800
Air Methods Corp. *(a)	2,773	99,357
Almost Family, Inc. *	554	23,606
Amedisys, Inc. *	2,178	109,945
American Renal Associates Holdings, Inc. *	680	19,700
AMN Healthcare Services, Inc. *	3,670	146,690
BioScrip, Inc., Common *	6,131	15,634
BioTelemetry, Inc. *	2,365	38,549
Capital Senior Living Corp. *	2,506	44,281
Chemed Corp.	1,261	171,887
Civitas Solutions, Inc. *	1,020	21,247
Community Health Systems, Inc. *	8,602	103,654
CorVel Corp. *	664	28,671
Cross Country Healthcare, Inc. *	2,877	40,048
Diplomat Pharmacy, Inc. *(a)	3,563	124,705
Ensign Group, Inc. (The)	3,978	83,578
ExamWorks Group, Inc. *	3,163	110,231
Genesis Healthcare, Inc. *	2,829	5,007

26 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

HealthEquity, Inc. *	3,363	102,185
HealthSouth Corp.	6,914	268,401
Healthways, Inc. *	2,396	27,674
Kindred Healthcare, Inc.	6,440	72,708
Landauer, Inc.	822	33,833
LHC Group, Inc. *	1,040	45,011
Magellan Health, Inc. *	1,949	128,186
Molina Healthcare, Inc. *	3,372	168,263
National HealthCare Corp.	872	56,453
National Research Corp., Class A	681	9,330
Nobilis Health Corp. *(a)	2,467	5,501
Owens & Minor, Inc.	4,870	182,041
PharMerica Corp. *	2,345	57,828
Providence Service Corp. (The) *	1,065	47,797
Quorum Health Corp. *	2,311	24,751
RadNet, Inc. *(a)	2,930	15,646
Select Medical Holdings Corp. *	8,104	88,090
Surgery Partners, Inc. *(a)	1,289	23,073
Surgical Care Affiliates, Inc. *	2,091	99,678
Team Health Holdings, Inc. *	5,289	215,104
Teladoc, Inc. *(a)	1,617	25,904
Triple-S Management Corp., Class B *	2,042	49,886
Universal American Corp.	4,513	34,209
US Physical Therapy, Inc.	943	56,778
USMD Holdings, Inc. *	183	3,429
		3,147,156

Health Care Technology - 0.5%
Castlight Health, Inc., Class B *	2,604	10,312
Computer Programs & Systems, Inc.	938	37,445
Cotiviti Holdings, Inc. *	986	20,834
Evolent Health, Inc., Class A *(a)	1,050	20,160
HealthStream, Inc. *	2,005	53,173
HMS Holdings Corp. *	6,833	120,329
Imprivata, Inc. *	1,247	17,458
Medidata Solutions, Inc. *	4,266	199,947
Omnicell, Inc. *	2,797	95,741
Press Ganey Holdings, Inc. *	1,725	67,879
Quality Systems, Inc.	3,856	45,925
Vocera Communications, Inc. *	1,818	23,361
		712,564

Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd., Class A *	6,522	64,568
Biglari Holdings, Inc. *	80	32,267
BJ's Restaurants, Inc. *	1,819	79,727
Bloomin' Brands, Inc.	9,017	161,134
Bob Evans Farms, Inc.	1,625	61,669
Bojangles', Inc. *(a)	640	10,848

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 27

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Boyd Gaming Corp. *	6,158	113,307
Buffalo Wild Wings, Inc. *	1,466	203,701
Caesars Acquisition Co., Class A *	4,096	45,957
Caesars Entertainment Corp. *(a)	4,594	35,328
Carrols Restaurant Group, Inc. *	3,096	36,842
Century Casinos, Inc. *	1,662	10,354
Cheesecake Factory, Inc. (The)	3,541	170,464
Churchill Downs, Inc.	1,052	132,931
Chuy's Holdings, Inc. *	1,271	43,989
ClubCorp Holdings, Inc.	5,016	65,208
Cracker Barrel Old Country Store, Inc. (a)	1,480	253,776
Dave & Buster's Entertainment, Inc. *	2,954	138,218
Del Frisco's Restaurant Group, Inc. *	2,117	30,315
Del Taco Restaurants, Inc. *	1,803	16,407
Denny's Corp. *	5,908	63,393
Diamond Resorts International, Inc. *(a)	2,895	86,734
DineEquity, Inc.	1,309	110,977
El Pollo Loco Holdings, Inc. *(a)	1,580	20,540
Eldorado Resorts, Inc. *	2,176	33,064
Empire Resorts, Inc. *(a)	270	4,266
Fiesta Restaurant Group, Inc. *	2,070	45,147
Fogo De Chao, Inc. *(a)	400	5,224
Golden Entertainment, Inc.	803	9,387
Habit Restaurants, Inc., (The), Class A *(a)	887	14,529
International Speedway Corp., Class A	2,154	72,051
Interval Leisure Group, Inc.	8,770	139,443
Intrawest Resorts Holdings, Inc. *	1,551	20,132
Isle of Capri Casinos, Inc. *	1,930	35,358
J. Alexander's Holdings, Inc. *	1,066	10,585
Jack in the Box, Inc.	2,550	219,096
Jamba, Inc. *(a)	1,460	15,023
Kona Grill, Inc. *(a)	652	6,989
Krispy Kreme Doughnuts, Inc. *	4,533	95,012
La Quinta Holdings, Inc. *	6,611	75,365
Lindblad Expeditions Holdings, Inc. *	1,147	11,046
Luby's, Inc. *	1,516	7,610
Marcus Corp. (The)	1,417	29,899
Marriott Vacations Worldwide Corp.	1,815	124,309
Monarch Casino & Resort, Inc. *	917	20,146
Nathan's Famous, Inc. *	237	10,547
Noodles & Co. *(a)	970	9,487
Papa John's International, Inc.	2,118	144,024
Penn National Gaming, Inc. *	6,159	85,918
Pinnacle Entertainment, Inc. *	4,721	52,309
Planet Fitness, Inc., Class A *(a)	1,220	23,034
Popeyes Louisiana Kitchen, Inc. *	1,787	97,642
Potbelly Corp. *(a)	1,684	21,117
Red Lion Hotels Corp. *	1,106	8,030
Red Robin Gourmet Burgers, Inc. *	1,090	51,699

28 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Red Rock Resorts, Inc., Class A *	2,343	51,499
Ruby Tuesday, Inc. *	5,637	20,350
Ruth's Hospitality Group, Inc.	2,721	43,400
Scientific Games Corp., Class A *(a)	4,117	37,835
SeaWorld Entertainment, Inc.	5,276	75,605
Shake Shack, Inc., Class A *(a)	1,224	44,590
Sonic Corp.	3,667	99,192
Speedway Motorsports, Inc.	1,049	18,620
Texas Roadhouse, Inc.	5,165	235,524
Wingstop, Inc. *	1,226	33,408
Zoe's Kitchen, Inc. *	1,491	54,079
		4,200,244

Household Durables - 1.2%
Bassett Furniture Industries, Inc.	830	19,870
Beazer Homes USA, Inc. *	2,186	16,942
Cavco Industries, Inc. *	684	64,091
Century Communities, Inc. *	1,175	20,374
CSS Industries, Inc.	772	20,697
Ethan Allen Interiors, Inc.	1,924	63,569
Flexsteel Industries, Inc.	405	16,046
GoPro, Inc., Class A *(a)	7,874	85,118
Green Brick Partners, Inc. *	1,109	8,062
Helen of Troy Ltd. *	2,199	226,145
Hooker Furniture Corp.	834	17,923
Hovnanian Enterprises, Inc., Class A *(a)	9,758	16,393
Installed Building Products, Inc. *	1,536	55,741
iRobot Corp. *	2,092	73,387
KB Home (a)	6,299	95,808
La-Z-Boy, Inc.	3,950	109,889
LGI Homes, Inc. *(a)	1,281	40,915
Libbey, Inc.	1,811	28,777
Lifetime Brands, Inc.	858	12,518
M/I Homes, Inc. *	2,148	40,447
MDC Holdings, Inc.	3,015	73,385
Meritage Homes Corp. *	3,060	114,872
NACCO Industries, Inc., Class A	302	16,912
New Home Co., Inc. (The) *(a)	775	7,394
Taylor Morrison Home Corp., Class A *	2,509	37,234
TopBuild Corp. *	3,003	108,709
TRI Pointe Group, Inc. *	11,607	137,195
UCP, Inc., Class A *	630	5,053
Universal Electronics, Inc. *	1,104	79,797
WCI Communities, Inc. *	1,688	28,527
William Lyon Homes, Class A *	1,572	25,341
ZAGG, Inc. *	2,279	11,965
		1,679,096

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 29

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Household Products - 0.3%
Central Garden & Pet Co. *	789	18,013
Central Garden & Pet Co., Class A *	2,606	56,576
HRG Group, Inc. *	9,247	126,962
Oil-Dri Corp. of America	406	14,019
Orchids Paper Products Co. (a)	704	25,041
WD-40 Co.	1,124	132,014
		372,625

Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp.	10,236	25,385
Atlantica Yield plc (a)	4,587	85,227
Dynegy, Inc. *(a)	9,410	162,228
NRG Yield, Inc.:
Class A (a)	2,663	40,531
Class C (a)	4,869	75,908
Ormat Technologies, Inc.	2,907	127,210
Pattern Energy Group, Inc. (a)	4,371	100,402
Talen Energy Corp. *	6,440	87,262
TerraForm Global, Inc., Class A *(a)	7,121	23,214
TerraForm Power, Inc., Class A *	6,815	74,284
Vivint Solar, Inc. *(a)	1,800	5,526
		807,177

Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,917	55,248

Insurance - 2.1%
Ambac Financial Group, Inc. *	3,473	57,166
American Equity Investment Life Holding Co.	6,347	90,445
American Independence Corp. *	46	1,128
AMERISAFE, Inc.	1,465	89,687
Argo Group International Holdings Ltd.	2,247	116,619
Atlas Financial Holdings, Inc. *	1,031	17,754
Baldwin & Lyons, Inc., Class B	853	21,035
Blue Capital Reinsurance Holdings Ltd.	460	8,515
Citizens, Inc. *	3,380	25,688
CNO Financial Group, Inc.	13,967	243,864
Crawford & Co., Class B	933	7,921
Donegal Group, Inc., Class A	916	15,105
eHealth, Inc. *	1,593	22,334
EMC Insurance Group, Inc.	745	20,651
Employers Holdings, Inc.	2,669	77,454
Enstar Group Ltd. *	887	143,685
FBL Financial Group, Inc., Class A	766	46,473
Federated National Holding Co.	1,014	19,307
Fidelity & Guaranty Life	987	22,879
Genworth Financial, Inc., Class A *	39,228	101,208
Global Indemnity plc *	810	22,299

30 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Greenlight Capital Re Ltd., Class A *(a)	2,232	44,997
Hallmark Financial Services, Inc. *	1,205	13,966
HCI Group, Inc.	801	21,851
Heritage Insurance Holdings, Inc.	1,906	22,815
Horace Mann Educators Corp.	3,175	107,283
Independence Holding Co.	665	11,950
Infinity Property & Casualty Corp.	885	71,384
Investors Title Co.	111	10,573
James River Group Holdings Ltd.	967	32,839
Kemper Corp.	3,092	95,790
Maiden Holdings Ltd.	4,341	53,134
MBIA, Inc. *	10,253	70,028
National General Holdings Corp.	3,773	80,818
National Interstate Corp.	681	20,600
National Western Life Group, Inc., Class A	193	37,687
Navigators Group, Inc. (The)	819	75,324
OneBeacon Insurance Group Ltd., Class A	1,823	25,157
Patriot National, Inc. *	731	5,980
Primerica, Inc.	3,664	209,727
RLI Corp.	2,964	203,864
Safety Insurance Group, Inc.	1,103	67,923
Selective Insurance Group, Inc.	4,395	167,933
State Auto Financial Corp.	1,338	29,316
State National Cos., Inc.	2,290	24,114
Stewart Information Services Corp.	1,793	74,248
Third Point Reinsurance Ltd. *	5,150	60,358
Trupanion, Inc. *(a)	1,277	16,920
United Fire Group, Inc.	1,562	66,276
United Insurance Holdings Corp.	1,490	24,406
Universal Insurance Holdings, Inc.	2,530	47,007
WMIH Corp. *	15,822	35,125
		3,000,610

Internet & Catalog Retail - 0.6%
1-800-Flowers.com, Inc., Class A *	2,081	18,771
Blue Nile, Inc.	860	23,547
Duluth Holdings, Inc., Class B *	634	15,508
Etsy, Inc. *	8,182	78,466
FTD Cos., Inc. *	1,526	38,089
Gaiam, Inc., Class A *	1,050	8,127
HSN, Inc.	2,509	122,765
Lands' End, Inc. *(a)	1,477	24,252
Liberty TripAdvisor Holdings, Inc., Class A *	5,772	126,291
Nutrisystem, Inc.	2,351	59,621
Overstock.com, Inc. *	951	15,321
PetMed Express, Inc. (a)	1,778	33,355
Shutterfly, Inc. *(a)	2,751	128,224
Wayfair, Inc., Class A *(a)	2,458	95,862
		788,199

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 31

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Internet Software & Services - 2.4%
2U, Inc. *	2,858	84,054
Actua Corp. *	3,133	28,291
Alarm.com Holdings, Inc. *(a)	650	16,659
Amber Road, Inc. *	800	6,168
Angie's List, Inc. *	3,417	22,245
Apigee Corp. *	1,200	14,664
Appfolio, Inc., Class A *	450	6,507
Autobytel, Inc. *	679	9,418
Bankrate, Inc. *	3,695	27,639
Bazaarvoice, Inc. *	6,399	25,660
Benefitfocus, Inc. *(a)	1,003	38,234
Blucora, Inc. *	3,157	32,707
Box, Inc., Class A *(a)	3,804	39,333
Brightcove, Inc. *	2,425	21,340
Carbonite, Inc. *	1,044	10,158
Care.com, Inc. *	1,247	14,565
ChannelAdvisor Corp. *	1,855	26,879
Cimpress NV *	1,956	180,891
comScore, Inc. *	3,781	90,290
Cornerstone OnDemand, Inc. *	3,924	149,347
Cvent, Inc. *	2,349	83,906
Demandware, Inc. *	2,939	220,131
DHI Group, Inc. *	3,501	21,811
EarthLink Holdings Corp.	7,956	50,918
Endurance International Group Holdings, Inc. *	4,524	40,671
Envestnet, Inc. *	3,228	107,525
Everyday Health, Inc. *	1,666	13,128
Five9, Inc. *(a)	2,574	30,631
Global Sources Ltd. *	639	5,860
Gogo, Inc. *(a)	4,336	36,379
GrubHub, Inc. *(a)	6,295	195,586
GTT Communications, Inc. *	1,887	34,872
Hortonworks, Inc. *(a)	3,143	33,599
inContact, Inc. *	4,814	66,674
Instructure, Inc. *(a)	819	15,561
Intralinks Holdings, Inc. *	3,311	21,521
j2 Global, Inc.	3,720	234,992
Limelight Networks, Inc. *	4,616	6,878
Liquidity Services, Inc. *	2,122	16,636
LivePerson, Inc. *	4,955	31,415
LogMeIn, Inc. *	1,900	120,517
Marchex, Inc., Class B	2,943	9,359
Marketo, Inc. *	3,238	112,747
MeetMe, Inc. *	3,216	17,141
MINDBODY, Inc., Class A *	1,122	18,109
Monster Worldwide, Inc. *	7,023	16,785
New Relic, Inc. *(a)	1,711	50,269
NIC, Inc.	5,058	110,972

32 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Numerex Corp., Class A *(a)	1,078	8,074
Q2 Holdings, Inc. *	1,992	55,816
QuinStreet, Inc. *	2,943	10,448
Quotient Technology, Inc. *(a)	4,711	63,174
RealNetworks, Inc. *	1,733	7,469
Reis, Inc.	719	17,903
RetailMeNot, Inc. *	2,759	21,272
Rightside Group Ltd. *	906	9,640
SciQuest, Inc. *	2,242	39,594
Shutterstock, Inc. *(a)	1,515	69,387
SPS Commerce, Inc. *	1,276	77,326
Stamps.com, Inc. *	1,261	110,237
TechTarget, Inc. *	1,109	8,983
TrueCar, Inc. *(a)	3,777	29,649
United Online, Inc. *	1,133	12,463
Web.com Group, Inc. *	3,382	61,485
WebMD Health Corp. *	2,916	169,449
Xactly Corp. *	1,779	22,789
XO Group, Inc. *	2,064	35,975
		3,400,775

IT Services - 1.9%
Acxiom Corp. *	6,033	132,666
ALJ Regional Holdings, Inc. *(a)	1,442	7,210
Blackhawk Network Holdings, Inc. *	4,190	140,323
CACI International, Inc., Class A *	1,866	168,705
Cardtronics, Inc. *	3,463	137,862
Cass Information Systems, Inc.	943	48,753
Convergys Corp.	6,933	173,325
CSG Systems International, Inc.	2,527	101,863
Datalink Corp. *	1,373	10,297
EPAM Systems, Inc. *	3,774	242,706
EVERTEC, Inc.	5,077	78,897
ExlService Holdings, Inc. *	2,570	134,694
Forrester Research, Inc.	776	28,603
Hackett Group, Inc. (The)	1,931	26,783
Higher One Holdings, Inc. *	2,395	12,238
Information Services Group, Inc. *	2,421	9,079
Lionbridge Technologies, Inc. *	5,129	20,260
ManTech International Corp., Class A	1,948	73,673
MAXIMUS, Inc.	5,085	281,556
MoneyGram International, Inc. *	2,614	17,906
NCI, Inc., Class A	470	6,603
NeuStar, Inc., Class A *(a)	4,273	100,458
Perficient, Inc. *	2,876	58,412
PFSweb, Inc. *(a)	930	8,835
Planet Payment, Inc. *	3,299	14,813
Science Applications International Corp.	3,297	192,380
ServiceSource International, Inc. *	5,266	21,222

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 33

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Sykes Enterprises, Inc. *	3,008	87,112
Syntel, Inc. *	2,422	109,620
TeleTech Holdings, Inc.	1,255	34,048
Travelport Worldwide Ltd.	9,007	116,100
Unisys Corp. *	3,852	28,043
Virtusa Corp. *	2,155	62,236
		2,687,281

Leisure Products - 0.3%
Arctic Cat, Inc.	1,125	19,125
Callaway Golf Co.	7,347	75,013
Escalade, Inc.	888	9,093
JAKKS Pacific, Inc. *(a)	1,960	15,504
Johnson Outdoors, Inc., Class A	405	10,408
Malibu Boats, Inc., Class A *	1,378	16,646
Marine Products Corp.	813	6,878
MCBC Holdings, Inc.	550	6,078
Nautilus, Inc. *	2,675	47,722
Performance Sports Group Ltd. *(a)	3,499	10,497
Smith & Wesson Holding Corp. *	4,149	112,770
Sturm Ruger & Co., Inc.	1,443	92,366
		422,100

Life Sciences - Tools & Services - 0.6%
Accelerate Diagnostics, Inc. *(a)	1,660	23,887
Albany Molecular Research, Inc. *	2,006	26,961
Cambrex Corp. *	2,416	124,980
ChromaDex Corp. *(a)	2,230	9,232
Enzo Biochem, Inc. *	3,092	18,459
Fluidigm Corp. *(a)	2,221	20,056
INC Research Holdings, Inc., Class A *	3,227	123,045
Luminex Corp. *	3,221	65,161
NanoString Technologies, Inc. *(a)	900	11,340
NeoGenomics, Inc. *	4,132	33,221
Pacific Biosciences of California, Inc. *(a)	5,938	41,774
PAREXEL International Corp. *	4,092	257,305
PRA Health Sciences, Inc. *	1,885	78,718
		834,139

Machinery - 2.9%
Actuant Corp., Class A	4,596	103,916
Alamo Group, Inc.	670	44,200
Albany International Corp., Class A	2,184	87,207
Altra Industrial Motion Corp.	2,038	54,985
American Railcar Industries, Inc. (a)	687	27,116
Astec Industries, Inc.	1,463	82,147
Barnes Group, Inc.	3,917	129,731
Blue Bird Corp. *	396	4,712
Briggs & Stratton Corp.	3,442	72,902

34 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Chart Industries, Inc. *	2,357	56,874
CIRCOR International, Inc.	1,323	75,398
CLARCOR, Inc.	3,711	225,740
Columbus McKinnon Corp.	1,673	23,673
Douglas Dynamics, Inc.	1,724	44,359
Dynamic Materials Corp.	1,092	11,739
Energy Recovery, Inc. *	2,683	23,852
EnPro Industries, Inc.	1,761	78,171
ESCO Technologies, Inc.	2,013	80,399
ExOne Co. (The) *(a)	889	9,397
Federal Signal Corp.	4,825	62,146
Franklin Electric Co., Inc.	3,676	121,492
FreightCar America, Inc.	1,042	14,640
Gencor Industries, Inc. *	402	6,239
Gerber Scientific, Inc. *(b)	2,334	—
Global Brass & Copper Holdings, Inc.	1,646	44,919
Gorman-Rupp Co. (The)	1,373	37,634
Graham Corp.	863	15,896
Greenbrier Cos., Inc. (The) (a)	2,037	59,338
Hardinge, Inc.	911	9,165
Harsco Corp.	6,181	41,042
Hillenbrand, Inc.	4,601	138,214
Hurco Cos., Inc.	529	14,722
Hyster-Yale Materials Handling, Inc.	732	43,547
John Bean Technologies Corp.	2,255	138,051
Joy Global, Inc.	7,685	162,461
Kadant, Inc.	836	43,062
Kennametal, Inc.	6,157	136,131
Lindsay Corp. (a)	826	56,052
Lydall, Inc. *	1,313	50,629
Manitowoc Co., Inc. (The)	9,911	54,015
Meritor, Inc. *	6,759	48,665
Milacron Holdings Corp. *	1,150	16,687
Miller Industries, Inc.	1,050	21,620
Mueller Industries, Inc.	4,397	140,176
Mueller Water Products, Inc., Class A	12,416	141,791
Navistar International Corp. *(a)	3,937	46,024
NN, Inc.	2,081	29,113
Omega Flex, Inc.	248	9,434
Proto Labs, Inc. *(a)	1,922	110,630
RBC Bearings, Inc. *	1,805	130,863
Rexnord Corp. *	6,462	126,849
SPX Corp.	3,239	48,099
SPX FLOW, Inc. *	2,751	71,719
Standex International Corp.	986	81,473
Sun Hydraulics Corp.	1,860	55,223
Supreme Industries, Inc., Class A	1,011	13,851
Tennant Co.	1,420	76,495
Titan International, Inc. (a)	3,947	24,471

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 35

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

TriMas Corp. *	3,495	62,910
Wabash National Corp. *	5,241	66,561
Watts Water Technologies, Inc., Class A	2,174	126,657
Woodward, Inc.	4,127	237,880
		4,173,104

Marine - 0.1%
Costamare, Inc.	2,062	15,815
Matson, Inc.	3,354	108,301
Scorpio Bulkers, Inc. *	1,949	5,438
		129,554

Media - 1.7%
AMC Entertainment Holdings, Inc., Class A	1,817	50,167
Carmike Cinemas, Inc. *	1,988	59,879
Central European Media Enterprises Ltd., Class A *(a)	6,603	13,932
Daily Journal Corp. *(a)	88	20,855
DreamWorks Animation SKG, Inc., Class A *	6,040	246,855
Entercom Communications Corp., Class A	2,183	29,623
Entravision Communications Corp., Class A	4,508	30,294
Eros International plc *(a)	2,183	35,517
EW Scripps Co., (The), Class A *(a)	4,564	72,294
Gannett Co., Inc.	9,162	126,527
Global Eagle Entertainment, Inc. *	3,417	22,689
Gray Television, Inc. *	4,872	52,861
Hemisphere Media Group, Inc. *	742	8,756
IMAX Corp. *	4,661	137,406
Liberty Braves Group:
Class A *	713	10,724
Class C *	2,452	35,946
Liberty Media Group:
Class A *	1,783	34,127
Class C *	3,598	68,254
Loral Space & Communications, Inc. *	1,011	35,658
MDC Partners, Inc., Class A	3,992	73,014
Media General, Inc. *	8,501	146,132
Meredith Corp.	2,836	147,217
MSG Networks, Inc., Class A *	4,638	71,147
National CineMedia, Inc.	5,048	78,143
New Media Investment Group, Inc.	3,027	54,698
New York Times Co., (The), Class A	9,699	117,358
Nexstar Broadcasting Group, Inc., Class A (a)	2,415	114,906
Radio One, Inc., Class D *	1,923	6,134
Reading International, Inc., Class A *	1,506	18,810
Saga Communications, Inc., Class A	394	15,579
Salem Media Group, Inc.	861	6,216
Scholastic Corp.	2,058	81,517
Sinclair Broadcast Group, Inc., Class A	5,114	152,704
Time, Inc.	7,952	130,890

36 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Townsquare Media, Inc., Class A *	783	6,178
tronc, Inc.	2,030	28,014
World Wrestling Entertainment, Inc., Class A	2,817	51,861
		2,392,882

Metals & Mining - 1.1%
AK Steel Holding Corp. *(a)	18,122	84,448
Allegheny Technologies, Inc. (a)	8,461	107,878
Ampco-Pittsburgh Corp.	667	7,544
Carpenter Technology Corp.	3,602	118,614
Century Aluminum Co. *	3,803	24,073
Cliffs Natural Resources, Inc. *(a)	14,049	79,658
Coeur Mining, Inc. *	11,907	126,929
Commercial Metals Co.	8,931	150,934
Ferroglobe plc	5,015	43,179
Gold Resource Corp.	3,896	13,987
Handy & Harman Ltd. *	202	5,290
Haynes International, Inc.	1,062	34,069
Hecla Mining Co.	28,581	145,763
Kaiser Aluminum Corp.	1,324	119,703
Materion Corp.	1,555	38,502
Olympic Steel, Inc.	846	23,104
Real Industry, Inc. *	1,889	14,678
Ryerson Holding Corp. *	965	16,887
Schnitzer Steel Industries, Inc., Class A	2,273	40,005
Stillwater Mining Co. *	9,314	110,464
SunCoke Energy, Inc.	5,034	29,298
TimkenSteel Corp.	3,081	29,639
Worthington Industries, Inc.	3,511	148,515
		1,513,161

Multi-Utilities - 0.5%
Avista Corp.	4,806	215,309
Black Hills Corp.	3,989	251,466
NorthWestern Corp.	3,794	239,288
Unitil Corp.	1,083	46,212
		752,275

Multiline Retail - 0.2%
Big Lots, Inc. (a)	3,882	194,527
Fred's, Inc., Class A	2,753	44,351
Ollie's Bargain Outlet Holdings, Inc. *(a)	1,576	39,227
Sears Holdings Corp. *(a)	877	11,936
Tuesday Morning Corp. *	3,766	26,437
		316,478

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 37

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. *	7,685	8,684
Adams Resources & Energy, Inc.	189	7,276
Alon USA Energy, Inc.	2,410	15,617
Ardmore Shipping Corp. (a)	1,617	10,947
Bill Barrett Corp. *	4,332	27,681
California Resources Corp. (a)	2,470	30,134
Callon Petroleum Co. *	9,152	102,777
Carrizo Oil & Gas, Inc. *	4,349	155,912
Clayton Williams Energy, Inc. *(a)	515	14,142
Clean Energy Fuels Corp. *	5,949	20,643
Cobalt International Energy, Inc. *(a)	31,800	42,612
Contango Oil & Gas Co. *	1,560	19,094
CVR Energy, Inc.	1,233	19,111
Delek US Holdings, Inc.	4,427	58,481
Denbury Resources, Inc.	27,400	98,366
DHT Holdings, Inc.	7,166	36,045
Dorian LPG Ltd. *	1,932	13,621
Earthstone Energy, Inc. *(a)	101	1,089
Eclipse Resources Corp. *(a)	2,658	8,878
EP Energy Corp., Class A *	3,016	15,623
Erin Energy Corp. *(a)	1,082	2,608
Evolution Petroleum Corp.	1,370	7,494
EXCO Resources, Inc. *	14,704	19,115
Frontline Ltd. (a)	5,063	39,846
GasLog Ltd. (a)	3,212	41,692
Gener8 Maritime, Inc. *	3,059	19,578
Golar LNG Ltd.	6,932	107,446
Green Plains, Inc.	2,929	57,760
Isramco, Inc. *	85	6,991
Jones Energy, Inc., Class A *	2,235	9,208
Matador Resources Co. *	6,471	128,126
Navios Maritime Acquisition Corp.	7,368	11,568
Nordic American Tankers Ltd. (a)	6,883	95,605
Northern Oil and Gas, Inc. *(a)	3,642	16,826
Oasis Petroleum, Inc. *	13,793	128,827
Overseas Shipholding Group, Inc., Class A	10,804	118,736
Pacific Ethanol, Inc. *	1,816	9,897
Panhandle Oil and Gas, Inc., Class A	1,238	20,637
Par Pacific Holdings, Inc. *	2,179	33,426
PDC Energy, Inc. *	3,558	204,976
Renewable Energy Group, Inc. *	3,095	27,329
REX American Resources Corp. *	441	26,385
Ring Energy, Inc. *	2,786	24,573
RSP Permian, Inc. *	6,131	213,911
Sanchez Energy Corp. *(a)	4,490	31,699
Scorpio Tankers, Inc.	13,801	57,964
SemGroup Corp., Class A	3,388	110,313
Ship Finance International Ltd. (a)	4,576	67,450

38 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Synergy Resources Corp. *	14,305	95,271
Teekay Corp.	3,424	24,413
Teekay Tankers Ltd., Class A	9,079	27,055
W&T Offshore, Inc. *	3,057	7,092
Western Refining, Inc.	5,490	113,259
Westmoreland Coal Co. *	1,194	11,367
		2,625,176

Paper & Forest Products - 0.5%
Boise Cascade Co. *	3,051	70,020
Clearwater Paper Corp. *	1,322	86,419
Deltic Timber Corp.	827	55,516
KapStone Paper and Packaging Corp.	6,572	85,502
Louisiana-Pacific Corp. *	10,994	190,746
Neenah Paper, Inc.	1,291	93,430
PH Glatfelter Co.	3,337	65,272
Schweitzer-Mauduit International, Inc.	2,352	82,979
		729,884

Personal Products - 0.3%
Avon Products, Inc.	34,333	129,779
Elizabeth Arden, Inc. *	2,269	31,221
Inter Parfums, Inc.	1,484	42,398
Lifevantage Corp. *(a)	1,071	14,566
Medifast, Inc.	838	27,880
Natural Health Trends Corp.	608	17,140
Nature's Sunshine Products, Inc.	1,018	9,702
Nutraceutical International Corp. *	861	19,932
Revlon, Inc., Class A *	936	30,120
Synutra International, Inc. *	1,867	7,113
USANA Health Sciences, Inc. *	411	45,798
		375,649

Pharmaceuticals - 1.8%
AcelRx Pharmaceuticals, Inc. *	2,758	7,419
Aclaris Therapeutics, Inc. *(a)	702	12,966
Aerie Pharmaceuticals, Inc. *	1,583	27,861
Agile Therapeutics, Inc. *	803	6,111
Amphastar Pharmaceuticals, Inc. *	2,452	39,526
Ampio Pharmaceuticals, Inc. *	3,423	4,416
ANI Pharmaceuticals, Inc. *	616	34,385
Aratana Therapeutics, Inc. *(a)	2,189	13,834
Axsome Therapeutics, Inc. *(a)	866	6,530
Bio-Path Holdings, Inc. *(a)	6,471	12,877
Catalent, Inc. *	7,763	178,471
Cempra, Inc. *(a)	3,225	53,180
Collegium Pharmaceutical, Inc. *(a)	1,055	12,502
Corcept Therapeutics, Inc. *(a)	5,820	31,777
Depomed, Inc. *(a)	4,628	90,801

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 39

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Dermira, Inc. *	1,636	47,853
Durect Corp. *	8,677	10,586
Egalet Corp. *	1,726	8,561
Endocyte, Inc. *(a)	2,665	8,555
Flex Pharma, Inc. *(a)	474	4,839
Forest Laboratories, Inc. *(b)	1,024	—
Heska Corp. *	439	16,318
Horizon Pharma plc *	12,572	207,061
Impax Laboratories, Inc. *	5,534	159,490
Innoviva, Inc.	6,571	69,193
Intersect ENT, Inc. *	1,988	25,705
Intra-Cellular Therapies, Inc. *(a)	2,674	103,805
Lannett Co., Inc. *(a)	2,047	48,698
Lipocine, Inc. *(a)	1,290	3,922
Medicines Co. (The) *	5,111	171,883
MyoKardia, Inc. *	877	10,875
Nektar Therapeutics *	10,150	144,434
Neos Therapeutics, Inc. *(a)	1,071	9,939
Ocular Therapeutix, Inc. *	1,006	4,980
Omeros Corp. *(a)	3,039	31,970
Omthera Pharmaceutical, Inc. *(b)	508	305
Pacira Pharmaceuticals, Inc. *	2,812	94,849
Paratek Pharmaceuticals, Inc. *	941	13,089
Phibro Animal Health Corp., Class A	1,313	24,500
Prestige Brands Holdings, Inc. *	4,147	229,744
Reata Pharmaceuticals, Inc., Class A *	443	8,749
Relypsa, Inc. *(a)	2,941	54,408
Revance Therapeutics, Inc. *(a)	1,427	19,407
Sagent Pharmaceuticals, Inc. *	1,961	29,376
SciClone Pharmaceuticals, Inc. *	3,828	49,994
Sucampo Pharmaceuticals, Inc., Class A *	1,939	21,271
Supernus Pharmaceuticals, Inc. *	3,656	74,473
Teligent, Inc. *	2,576	18,393
Tetraphase Pharmaceuticals, Inc. *(a)	2,696	11,593
TherapeuticsMD, Inc. *(a)	11,413	97,010
Theravance Biopharma, Inc. *(a)	2,758	62,579
Titan Pharmaceuticals, Inc. *(a)	1,466	8,019
WaVe Life Sciences Ltd. *	576	11,917
XenoPort, Inc. *	5,108	35,960
Zogenix, Inc. *	1,914	15,408
		2,502,367

Professional Services - 1.2%
Acacia Research Corp.	4,242	18,665
Advisory Board Co. (The) *	3,275	115,902
Barrett Business Services, Inc.	606	25,040
CBIZ, Inc. *	3,612	37,601
CEB, Inc.	2,582	159,258
CRA International, Inc. *	707	17,831

40 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Exponent, Inc.	2,005	117,112
Franklin Covey Co. *	1,007	15,437
FTI Consulting, Inc. *	3,210	130,583
GP Strategies Corp. *	1,007	21,842
Heidrick & Struggles International, Inc.	1,525	25,742
Hill International, Inc. *	2,159	8,787
Huron Consulting Group, Inc. *	1,664	100,539
ICF International, Inc. *	1,507	61,636
IDI, Inc. *(a)	1,183	5,596
Insperity, Inc.	1,240	95,765
Kelly Services, Inc., Class A	2,314	43,897
Kforce, Inc.	1,903	32,142
Korn/Ferry International	4,465	92,425
Mistras Group, Inc. *	1,338	31,938
Navigant Consulting, Inc. *	3,723	60,126
On Assignment, Inc. *	3,992	147,504
Resources Connection, Inc.	2,900	42,862
RPX Corp. *	4,188	38,404
TriNet Group, Inc. *	3,176	66,029
TrueBlue, Inc. *	3,417	64,650
WageWorks, Inc. *	2,758	164,956
		1,742,269

Real Estate Investment Trusts - 8.4%
Acadia Realty Trust	5,521	196,106
AG Mortgage Investment Trust, Inc.	2,395	34,584
Agree Realty Corp.	1,846	89,051
Alexander's, Inc.	162	66,295
Altisource Residential Corp.	4,415	40,574
American Assets Trust, Inc.	3,048	129,357
American Capital Mortgage Investment Corp.	3,949	62,355
Anworth Mortgage Asset Corp.	8,089	38,018
Apollo Commercial Real Estate Finance, Inc.	4,509	72,460
Apollo Residential Mortgage, Inc.	2,739	36,703
Ares Commercial Real Estate Corp.	2,562	31,487
Armada Hoffler Properties, Inc.	2,289	31,451
ARMOUR Residential REIT, Inc. (a)	2,869	57,380
Ashford Hospitality Prime, Inc.	2,002	28,308
Ashford Hospitality Trust, Inc.	6,276	33,702
Bluerock Residential Growth REIT, Inc.	1,454	18,902
Capstead Mortgage Corp.	7,394	71,722
CareTrust REIT, Inc.	4,554	62,754
CatchMark Timber Trust, Inc., Class A	3,052	37,295
CBL & Associates Properties, Inc.	13,156	122,482
Cedar Realty Trust, Inc.	7,099	52,746
Chatham Lodging Trust	2,956	64,973
Chesapeake Lodging Trust	4,604	107,043
City Office REIT, Inc. (a)	1,465	19,016
Colony Capital, Inc., Class A (a)	8,620	132,317

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 41

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Community Healthcare Trust, Inc.	982	20,759
CorEnergy Infrastructure Trust, Inc.	821	23,686
CoreSite Realty Corp.	2,613	231,747
Cousins Properties, Inc.	16,716	173,846
CYS Investments, Inc.	12,204	102,147
DiamondRock Hospitality Co.	15,490	139,875
DuPont Fabros Technology, Inc.	5,815	276,445
Dynex Capital, Inc.	3,496	24,262
Easterly Government Properties, Inc.	1,857	36,639
EastGroup Properties, Inc.	2,493	171,818
Education Realty Trust, Inc.	5,182	239,098
Farmland Partners, Inc. (a)	907	10,267
FelCor Lodging Trust, Inc.	11,057	68,885
First Industrial Realty Trust, Inc.	9,070	252,327
First Potomac Realty Trust	5,123	47,132
Four Corners Property Trust, Inc.	4,709	96,958
Franklin Street Properties Corp.	7,606	93,326
GEO Group, Inc. (The)	5,761	196,911
Getty Realty Corp.	2,321	49,785
Gladstone Commercial Corp.	1,672	28,240
Global Net Lease, Inc.	13,295	105,695
Government Properties Income Trust (a)	5,430	125,216
Gramercy Property Trust	32,382	298,562
Great Ajax Corp.	1,009	13,995
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,851	61,582
Hatteras Financial Corp.	7,470	122,508
Healthcare Realty Trust, Inc.	8,135	284,644
Hersha Hospitality Trust	3,227	55,343
Hudson Pacific Properties, Inc.	6,117	178,494
Independence Realty Trust, Inc.	2,573	21,047
InfraREIT, Inc. *	3,105	54,462
Invesco Mortgage Capital, Inc.	8,754	119,842
Investors Real Estate Trust	9,894	64,014
iStar, Inc. *(a)	5,663	54,308
Kite Realty Group Trust	6,450	180,794
Ladder Capital Corp. (a)	3,368	41,090
LaSalle Hotel Properties	8,318	196,138
Lexington Realty Trust	17,922	181,191
LTC Properties, Inc.	2,902	150,120
Mack-Cali Realty Corp.	6,878	185,706
Medical Properties Trust, Inc.	18,323	278,693
Monmouth Real Estate Investment Corp.	5,012	66,459
Monogram Residential Trust, Inc.	12,851	131,209
National Health Investors, Inc.	2,899	217,686
National Storage Affiliates Trust	1,767	36,789
New Residential Investment Corp.	17,853	247,086
New Senior Investment Group, Inc.	5,949	63,535
New York Mortgage Trust, Inc.	9,264	56,510
New York REIT, Inc.	12,538	115,977

42 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

NexPoint Residential Trust, Inc.	1,463	26,627
NorthStar Realty Europe Corp.	4,647	42,985
One Liberty Properties, Inc.	1,012	24,136
Orchid Island Capital, Inc. (a)	1,416	14,571
Owens Realty Mortgage, Inc.	782	13,012
Parkway Properties Inc/Md	6,251	104,579
Pebblebrook Hotel Trust (a)	5,545	145,556
Pennsylvania Real Estate Investment Trust	5,334	114,414
PennyMac Mortgage Investment Trust	5,311	86,198
Physicians Realty Trust	10,434	219,218
Potlatch Corp.	3,139	107,040
Preferred Apartment Communities, Inc., Class A	1,715	25,245
PS Business Parks, Inc.	1,504	159,544
QTS Realty Trust, Inc., Class A	3,649	204,271
RAIT Financial Trust	7,053	22,076
Ramco-Gershenson Properties Trust	6,108	119,778
Redwood Trust, Inc.	6,028	83,247
Resource Capital Corp. (a)	2,766	35,571
Retail Opportunity Investments Corp.	7,752	167,986
Rexford Industrial Realty, Inc.	5,072	106,968
RLJ Lodging Trust	9,670	207,422
Rouse Properties, Inc.	2,824	51,538
Ryman Hospitality Properties, Inc.	3,356	169,981
Sabra Health Care REIT, Inc.	5,071	104,640
Saul Centers, Inc.	748	46,159
Select Income REIT	4,836	125,688
Seritage Growth Properties REIT, Class A (a)	1,945	96,939
Silver Bay Realty Trust Corp.	2,806	47,786
STAG Industrial, Inc.	5,358	127,574
Starwood Waypoint (a)	5,067	154,138
Summit Hotel Properties, Inc.	6,735	89,171
Sunstone Hotel Investors, Inc.	16,605	200,422
Terreno Realty Corp.	3,319	85,863
Tier REIT, Inc.	3,722	57,058
UMH Properties, Inc.	1,825	20,531
United Development Funding IV (a)(b)	2,365	7,568
Universal Health Realty Income Trust	985	56,322
Urban Edge Properties	6,851	204,571
Urstadt Biddle Properties, Inc., Class A	2,125	52,658
Washington Real Estate Investment Trust	5,739	180,549
Western Asset Mortgage Capital Corp. (a)	3,699	34,734
Whitestone REIT	1,829	27,581
WP GLIMCHER, Inc.	14,483	162,065
Xenia Hotels & Resorts, Inc.	8,062	135,280
		11,899,189

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 43

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	3,770	136,248
Altisource Portfolio Solutions S.A. *	900	25,056
AV Homes, Inc. *	824	10,069
Consolidated-Tomoka Land Co.	377	17,896
Forestar Group, Inc. *(a)	2,595	30,855
FRP Holdings, Inc. *	453	15,628
Griffin Industrial Realty, Inc.	55	1,686
HFF, Inc., Class A	2,937	84,821
Kennedy-Wilson Holdings, Inc.	6,429	121,894
Marcus & Millichap, Inc. *	1,049	26,655
RE/MAX Holdings, Inc., Class A	1,383	55,680
RMR Group, Inc. (The), Class A	543	16,817
St Joe Co. (The) *	4,238	75,097
Stratus Properties, Inc. *	485	9,084
Tejon Ranch Co. *	1,147	27,115
Trinity Place Holdings, Inc. *	1,509	11,604
		666,205

Road & Rail - 0.4%
ArcBest Corp.	2,213	35,961
Celadon Group, Inc.	1,805	14,747
Covenant Transportation Group, Inc., Class A *(a)	905	16,353
Heartland Express, Inc. (a)	3,887	67,595
Knight Transportation, Inc.	5,218	138,694
Marten Transport Ltd.	2,020	39,996
PAM Transportation Services, Inc. *	289	4,592
Roadrunner Transportation Systems, Inc. *	2,171	16,196
Saia, Inc. *	1,936	48,671
Swift Transportation Co. *(a)	5,822	89,717
Universal Truckload Services, Inc.	475	6,128
USA Truck, Inc. *	561	9,823
Werner Enterprises, Inc. (a)	3,424	78,649
YRC Worldwide, Inc. *	2,802	24,658
		591,780

Semiconductors & Semiconductor Equipment - 2.9%
Acacia Communications, Inc. *	408	16,296
Advanced Energy Industries, Inc. *	3,190	121,092
Advanced Micro Devices, Inc. *(a)	51,097	262,639
Alpha & Omega Semiconductor Ltd. *	1,207	16,814
Ambarella, Inc. *(a)	2,418	122,859
Amkor Technology, Inc. *	7,647	43,970
Applied Micro Circuits Corp. *	6,307	40,491
Axcelis Technologies, Inc. *	9,665	25,999
Brooks Automation, Inc.	5,690	63,842
Cabot Microelectronics Corp.	1,908	80,785
Cavium, Inc. *	4,268	164,745
CEVA, Inc. *	1,590	43,200

44 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Cirrus Logic, Inc. *	4,894	189,838
Cohu, Inc.	2,037	22,101
Diodes, Inc. *	2,893	54,359
DSP Group, Inc. *	1,705	18,090
Entegris, Inc. *	10,823	156,609
Exar Corp. *	3,348	26,951
Fairchild Semiconductor International, Inc. *	8,986	178,372
FormFactor, Inc. *	5,122	46,048
GigPeak, Inc. *	3,618	7,091
Inphi Corp. *	3,146	100,766
Integrated Device Technology, Inc. *	10,434	210,036
Intersil Corp., Class A	10,174	137,756
IXYS Corp.	2,094	21,464
Kopin Corp. *	6,180	13,720
Lattice Semiconductor Corp. *(a)	9,014	48,225
MACOM Technology Solutions Holdings, Inc. *	1,810	59,694
MaxLinear, Inc., Class A *	4,352	78,249
Microsemi Corp. *	8,876	290,068
MKS Instruments, Inc.	4,119	177,364
Monolithic Power Systems, Inc.	3,051	208,444
Nanometrics, Inc. *	2,115	43,971
NeoPhotonics Corp. *	2,155	20,537
NVE Corp.	408	23,929
PDF Solutions, Inc. *	2,083	29,141
Photronics, Inc. *	5,437	48,444
Power Integrations, Inc.	2,137	107,000
Rambus, Inc. *	8,912	107,657
Rudolph Technologies, Inc. *	2,334	36,247
Semtech Corp. *	5,124	122,259
Sigma Designs, Inc. *	2,732	17,567
Silicon Laboratories, Inc. *	3,296	160,647
Synaptics, Inc. *	2,842	152,757
Tessera Technologies, Inc.	3,816	116,922
Ultra Clean Holdings, Inc. *	2,008	11,426
Ultratech, Inc. *	1,685	38,704
Veeco Instruments, Inc. *	3,117	51,618
Xcerra Corp. *	4,282	24,621
		4,161,424

Software - 3.7%
A10 Networks, Inc. *	2,617	16,932
ACI Worldwide, Inc. *	9,010	175,785
American Software, Inc., Class A	1,795	18,812
Aspen Technology, Inc. *	6,589	265,141
AVG Technologies NV *	3,122	59,287
Barracuda Networks, Inc. *	1,715	25,965
Blackbaud, Inc.	3,617	245,594
Bottomline Technologies de, Inc. *	3,347	72,061
BroadSoft, Inc. *	2,249	92,276

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 45

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Callidus Software, Inc. *	4,118	82,278
Commvault Systems, Inc. *	3,017	130,304
Digimarc Corp. *(a)	626	20,007
Ebix, Inc. (a)	2,069	99,105
Ellie Mae, Inc. *	2,269	207,954
EnerNOC, Inc. *(a)	2,044	12,918
Epiq Systems, Inc.	1,820	26,572
Exa Corp. *	1,081	15,620
Fair Isaac Corp.	2,396	270,772
Fleetmatics Group plc *	2,950	127,824
Gigamon, Inc. *	2,532	94,671
Globant S.A. *	2,003	78,818
Glu Mobile, Inc. *(a)	9,287	20,431
Guidance Software, Inc. *	1,234	7,638
HubSpot, Inc. *	2,249	97,652
Imperva, Inc. *	2,188	94,106
Infoblox, Inc. *	4,373	82,037
Interactive Intelligence Group, Inc. *	1,335	54,722
Jive Software, Inc. *	3,414	12,837
Majesco *	457	2,427
Mentor Graphics Corp.	8,352	177,564
MicroStrategy, Inc., Class A *	717	125,489
Mitek Systems, Inc. *	2,294	16,310
MobileIron, Inc. *(a)	3,001	9,153
Model N, Inc. *	1,727	23,055
Monotype Imaging Holdings, Inc.	3,293	81,107
Park City Group, Inc. *(a)	855	7,669
Paycom Software, Inc. *(a)	3,430	148,210
Paylocity Holding Corp. *	1,679	72,533
Pegasystems, Inc.	2,759	74,355
Progress Software Corp. *	3,905	107,231
Proofpoint, Inc. *	3,232	203,907
PROS Holdings, Inc. *	1,967	34,285
QAD, Inc., Class A	789	15,204
Qlik Technologies, Inc. *	7,317	216,437
Qualys, Inc. *	2,120	63,197
Rapid7, Inc. *	1,550	19,499
RealPage, Inc. *	4,073	90,950
RingCentral, Inc., Class A *	4,568	90,081
Rosetta Stone, Inc. *	1,504	11,656
Rovi Corp. *	6,448	100,847
Rubicon Project, Inc. (The) *	2,901	39,599
Sapiens International Corp. NV	2,130	24,942
SecureWorks Corp., Class A *	472	6,655
Silver Spring Networks, Inc. *	3,137	38,115
Synchronoss Technologies, Inc. *	3,218	102,525
Take-Two Interactive Software, Inc. *	6,530	247,618
Tangoe, Inc. *	2,154	16,629
Telenav, Inc. *	2,354	12,005

46 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

TiVo, Inc. *	7,493	74,181
TubeMogul, Inc. *(a)	1,715	20,409
Varonis Systems, Inc. *	834	20,033
VASCO Data Security International, Inc. *(a)	2,265	37,123
Verint Systems, Inc. *	4,735	156,871
VirnetX Holding Corp. *(a)	3,778	15,112
Workiva, Inc. *	1,712	23,386
Xura, Inc. *	1,972	48,176
Zendesk, Inc. *	6,327	166,906
Zix Corp. *	5,001	18,754
		5,268,324

Specialty Retail - 2.4%
Aaron's, Inc.	5,123	112,143
Abercrombie & Fitch Co., Class A	5,368	95,604
America's Car-Mart, Inc. *(a)	726	20,502
American Eagle Outfitters, Inc. (a)	12,986	206,867
Asbury Automotive Group, Inc. *	1,557	82,116
Ascena Retail Group, Inc. *	13,245	92,583
Barnes & Noble Education, Inc. *	3,122	31,688
Barnes & Noble, Inc. (a)	4,926	55,910
Big 5 Sporting Goods Corp.	1,497	13,877
Boot Barn Holdings, Inc. *(a)	922	7,948
Buckle, Inc. (The) (a)	2,185	56,788
Build-A-Bear Workshop, Inc. *	1,105	14,829
Caleres, Inc.	3,380	81,830
Cato Corp., (The), Class A	2,030	76,572
Chico's FAS, Inc.	10,345	110,795
Children's Place, Inc. (The)	1,471	117,945
Citi Trends, Inc.	1,298	20,158
Conn's, Inc. *	2,111	15,875
Container Store Group, Inc. (The) *	1,542	8,250
Destination XL Group, Inc. *	3,868	17,677
DSW, Inc., Class A	5,244	111,068
Express, Inc. *	6,091	88,380
Finish Line, Inc., (The), Class A	3,554	71,755
Five Below, Inc. *	4,204	195,108
Francesca's Holdings Corp. *	3,266	36,089
Genesco, Inc. *	1,601	102,960
GNC Holdings, Inc., Class A	5,349	129,927
Group 1 Automotive, Inc.	1,620	79,963
Guess?, Inc. (a)	4,778	71,909
Haverty Furniture Cos., Inc.	1,689	30,453
Hibbett Sports, Inc. *(a)	1,921	66,832
Kirkland's, Inc. *	1,302	19,113
Lithia Motors, Inc., Class A	1,851	131,551
Lumber Liquidators Holdings, Inc. *	2,090	32,228
MarineMax, Inc. *	2,047	34,738
Mattress Firm Holding Corp. *(a)	1,312	44,018

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 47

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Monro Muffler Brake, Inc.	2,456	156,103
Office Depot, Inc. *	43,127	142,750
Outerwall, Inc.	1,424	59,808
Party City Holdco, Inc. *	1,941	26,999
Pier 1 Imports, Inc.	6,957	35,759
Rent-A-Center, Inc.	4,092	50,250
Restoration Hardware Holdings, Inc. *(a)	3,016	86,499
Sears Hometown and Outlet Stores, Inc. *	877	5,911
Select Comfort Corp. *	3,636	77,738
Shoe Carnival, Inc.	1,156	28,969
Sonic Automotive, Inc., Class A (a)	2,180	37,300
Sportsman's Warehouse Holdings, Inc. *	1,372	11,058
Stage Stores, Inc.	2,464	12,024
Stein Mart, Inc.	2,386	18,420
Tailored Brands, Inc.	3,729	47,209
Tile Shop Holdings, Inc. *(a)	2,538	50,455
Tilly's, Inc., Class A *	827	4,788
Vitamin Shoppe, Inc. *	1,983	60,620
West Marine, Inc. *	1,507	12,644
Winmark Corp.	223	22,226
Zumiez, Inc. *	1,698	24,298
		3,457,877

Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. *(a)	8,362	114,476
Avid Technology, Inc. *	2,494	14,490
CPI Card Group, Inc. (a)	1,394	6,984
Cray, Inc. *	3,150	94,248
Diebold, Inc.	4,654	115,559
Eastman Kodak Co. *(a)	1,582	25,438
Electronics For Imaging, Inc. *	3,618	155,719
Immersion Corp. *(a)	2,323	17,051
Nimble Storage, Inc. *	4,906	39,052
Pure Storage, Inc., Class A *(a)	4,757	51,851
Silicon Graphics International Corp. *	2,677	13,465
Stratasys Ltd. *	3,930	89,958
Super Micro Computer, Inc. *	2,845	70,698
USA Technologies, Inc. *	2,793	11,926
		820,915

Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	2,102	120,949
Crocs, Inc. *(a)	5,941	67,014
Culp, Inc.	785	21,689
Deckers Outdoor Corp. *	2,553	146,848
Delta Apparel, Inc. *	555	12,515
Fossil Group, Inc. *	3,269	93,264
G-III Apparel Group Ltd. *	3,351	153,208
Iconix Brand Group, Inc. *(a)	3,684	24,904

48 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Movado Group, Inc.	1,238	26,840
Oxford Industries, Inc.	1,130	63,981
Perry Ellis International, Inc. *	933	18,772
Sequential Brands Group, Inc. *	2,800	22,344
Steven Madden Ltd. *	4,799	164,030
Superior Uniform Group, Inc.	573	10,939
Tumi Holdings, Inc. *	4,539	121,373
Unifi, Inc. *	1,199	32,649
Vera Bradley, Inc. *	1,814	25,704
Vince Holding Corp. *	1,135	6,220
Wolverine World Wide, Inc.	7,552	153,457
		1,286,700

Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	6,944	106,452
Bank Mutual Corp.	3,599	27,640
BankFinancial Corp.	1,183	14,184
Bear State Financial, Inc. (a)	1,029	9,704
Beneficial Bancorp, Inc. *	5,863	74,577
BofI Holding, Inc. *(a)	4,740	83,945
BSB Bancorp, Inc. *	625	14,156
Capitol Federal Financial, Inc.	9,938	138,635
Charter Financial Corp.	1,280	16,998
Clifton Bancorp, Inc.	1,706	25,709
Dime Community Bancshares, Inc.	2,402	40,858
ESSA Bancorp, Inc.	636	8,522
Essent Group Ltd. *	5,821	126,956
EverBank Financial Corp.	8,026	119,266
Federal Agricultural Mortgage Corp., Class C	669	23,295
First Defiance Financial Corp.	799	31,041
Flagstar Bancorp, Inc. *	1,712	41,790
Fox Chase Bancorp, Inc.	791	16,089
Greene County Bancorp, Inc.	235	3,824
Hingham Institution for Savings	102	12,538
Home Bancorp, Inc.	448	12,307
HomeStreet, Inc. *	1,967	39,183
Impac Mortgage Holdings, Inc. *(a)	665	10,427
Kearny Financial Corp.	7,218	90,802
Lake Sunapee Bank Group	611	10,454
LendingTree, Inc. *(a)	447	39,484
Meridian Bancorp, Inc.	3,759	55,558
Meta Financial Group, Inc.	641	32,665
MGIC Investment Corp. *	26,211	155,956
Nationstar Mortgage Holdings, Inc. *(a)	3,032	34,140
NMI Holdings, Inc., Class A *	4,529	24,819
Northfield Bancorp, Inc.	3,620	53,685
Northwest Bancshares, Inc.	7,488	111,047
OceanFirst Financial Corp.	1,612	29,290
Ocwen Financial Corp. *(a)	8,291	14,178

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 49

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Oritani Financial Corp.	3,007	48,082
PennyMac Financial Services, Inc., Class A *	1,102	13,764
PHH Corp. *	3,832	51,042
Provident Bancorp, Inc. *	344	5,305
Provident Financial Holdings, Inc.	514	9,406
Provident Financial Services, Inc.	4,760	93,486
Radian Group, Inc.	16,784	174,889
SI Financial Group, Inc.	867	11,479
Southern Missouri Bancorp, Inc.	455	10,706
Territorial Bancorp, Inc.	665	17,603
TrustCo Bank Corp.	7,825	50,158
United Community Financial Corp.	3,416	20,769
United Financial Bancorp, Inc.	3,817	49,545
Walker & Dunlop, Inc. *	2,042	46,517
Walter Investment Management Corp. *	3,180	8,777
Washington Federal, Inc.	7,319	177,559
Waterstone Financial, Inc.	2,330	35,719
Westfield Financial, Inc.	1,240	9,548
WSFS Financial Corp.	2,397	77,159
		2,561,687

Tobacco - 0.2%
Alliance One International, Inc. *	650	10,010
Turning Point Brands, Inc. *	464	4,765
Universal Corp. (a)	1,744	100,699
Vector Group Ltd. (a)	6,620	148,420
		263,894

Trading Companies & Distributors - 0.9%
Aircastle Ltd.	3,721	72,783
Applied Industrial Technologies, Inc.	2,830	127,746
Beacon Roofing Supply, Inc. *	4,661	211,936
BMC Stock Holdings, Inc. *	4,294	76,519
CAI International, Inc. *	1,481	11,108
DXP Enterprises, Inc. *	972	14,512
GATX Corp.	3,188	140,176
GMS, Inc. *	554	12,327
H&E Equipment Services, Inc.	2,409	45,843
Kaman Corp.	2,101	89,335
Lawson Products, Inc. *	447	8,877
MRC Global, Inc. *	7,307	103,832
Neff Corp., Class A *(a)	900	9,837
NOW, Inc. *	8,340	151,288
Rush Enterprises, Inc.:
Class A *(a)	2,296	49,479
Class B *	513	10,665
SiteOne Landscape Supply, Inc. *	907	30,829
TAL International Group, Inc.	2,566	34,410
Textainer Group Holdings Ltd. (a)	1,837	20,464

50 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Titan Machinery, Inc. *	1,521	16,959
Univar, Inc. *	3,150	59,566
Veritiv Corp. *	629	23,638
Willis Lease Finance Corp. *	332	7,380
		1,329,509

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. *	4,699	63,061

Water Utilities - 0.3%
American States Water Co.	2,916	127,779
Artesian Resources Corp., Class A	490	16,621
California Water Service Group	3,695	129,066
Connecticut Water Service, Inc.	883	49,625
Consolidated Water Co., Ltd.	1,137	14,849
Global Water Resources, Inc. (a)	641	5,641
Middlesex Water Co.	1,246	54,051
SJW Corp.	1,344	52,927
York Water Co. (The)	992	31,784
		482,343

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. *	2,827	25,217
Contra Leap Wireless, Inc. *(b)	4,674	11,779
NII Holdings, Inc. *	4,172	13,267
Shenandoah Telecommunications Co.	3,732	145,772
Spok Holdings, Inc.	1,597	30,606
		226,641

Total Common Stocks (Cost $111,851,603)		127,834,373

EXCHANGE-TRADED PRODUCTS - 2.5%

iShares Russell 2000 ETF (a)	30,500	3,506,585

Total Exchange-Traded Products (Cost $3,597,320)		3,506,585

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 0.7%

United States Treasury Bills, 0.42%, 10/13/16 ^	1,000,000	999,328

Total U.S. Treasury Obligations (Cost $998,787)		999,328

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 51

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 6.6%

State Street Bank Time Deposit, 0.293%, 7/1/16	9,397,569	9,397,569

Total Time Deposit (Cost $9,397,569)		9,397,569

	SHARES
WARRANTS - 0.0%

Asterias Biotherapeutics, Inc. (expiring 09/30/16) *	163	32

Total Warrants (Cost $93)		32

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.6%

State Street Institutional U.S. Government Money Market Fund, 0.25%	16,374,156	16,374,156

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $16,374,156)		16,374,156

TOTAL INVESTMENTS (Cost $142,219,528) - 111.6%		158,112,043
Other assets and liabilities, net - (11.6%)		(16,408,012)
NET ASSETS - 100.0%		$141,704,031

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini Russell 2000 Index^	91	9/16	$10,441,340	($71,395)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $15,922,287.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $33,234, which represents 0.0% of the net assets of the Portfolio as of June 30, 2016.

Abbreviations:
CVR:	Contingent Value Rights
ETF:	Exchange-Traded Fund
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
See notes to financial statements.

52 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $142,219,528) - see accompanying schedule	$158,112,043
Receivable for securities sold	120,435
Receivable for shares sold	228,764
Dividends and interest receivable	165,815
Securities lending income receivable	9,187
Receivable for futures contracts variation margin	166,530
Directors' deferred compensation plan	68,702
Other assets	79,409
Total assets	158,950,885

LIABILITIES
Payable for securities purchased	402,430
Payable upon return of securities loaned	16,374,156
Payable for shares redeemed	144,361
Payable to Calvert Investment Management, Inc.	18,145
Payable to Calvert Investment Distributors, Inc.	3,141
Payable to Calvert Investment Administrative Services, Inc.	11,614
Payable to Calvert Investment Services, Inc.	871
Payable for Directors' fees and expenses	7,280
Directors' deferred compensation plan	68,702
Accrued expenses and other liabilities	216,154
Total liabilities	17,246,854
NET ASSETS	$141,704,031

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 1,729,806 shares outstanding	$90,578,215
Class F: 260,128 shares outstanding	16,503,980
Undistributed net investment income	1,597,180
Accumulated net realized gain (loss)	17,203,536
Net unrealized appreciation (depreciation)	15,821,120
NET ASSETS	$141,704,031

NET ASSET VALUE PER SHARE
Class I (based on net assets of $123,103,865)	$71.17
Class F (based on net assets of $18,600,166)	$71.50
See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 53

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $359)	$1,047,097
Other income (a)	79,409
Interest income	12,824
Securities lending income	9,187
Total investment income	1,148,517

Expenses:
Investment advisory fee	229,198
Administrative fees	70,105
Transfer agency fees and expenses	9,340
Distribution Plan expenses:
Class F	17,271
Directors' fees and expenses	14,742
Accounting fees	19,457
Custodian fees	77,081
Professional fees	16,914
Reports to shareholders	39,409
Licensing fees	30,000
Miscellaneous	20,258
Total expenses	543,775
Reimbursement from Advisor:
Class I	(150,746)
Class F	(19,750)
Administrative fees waived	(4,620)
Net expenses	368,659
NET INVESTMENT INCOME	779,858

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	3,091,495
Futures	550,015
3,641,510

Change in unrealized appreciation (depreciation) on:
Investments	(1,471,303)
Futures	(164,100)
(1,635,403)

NET REALIZED AND UNREALIZED GAIN	2,006,107

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,785,965

(a) Other income represents a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Assets and Liabilities.
See notes to financial statements.

54 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016(Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$779,858	$1,084,678
Net realized gain	3,641,510	13,462,160
Net change in unrealized depreciation	(1,635,403)	(21,931,455)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,785,965	(7,384,617)

Distributions to shareholders from:
Net investment income:
Class I shares	—	(192,907)
Net realized gain:
Class I shares	—	(3,507,179)
Class F shares	—	(503,660)
Total distributions	—	(4,203,746)

Capital share transactions:
Shares sold:
Class I shares	7,520,102	9,831,626
Class F shares	3,148,348	5,908,634
Reinvestment of distributions:
Class I shares	—	3,700,086
Class F shares	—	503,659
Shares redeemed:
Class I shares	(6,519,566)	(34,261,751)
Class F shares	(2,343,433)	(4,666,051)
Total capital share transactions	1,805,451	(18,983,797)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,591,416	(30,572,160)

NET ASSETS
Beginning of period	137,112,615	167,684,775
End of period (including undistributed net investment income of $1,597,180 and $817,322, respectively)	$141,704,031	$137,112,615

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	110,903	129,051
Class F shares	46,876	77,673
Reinvestment of distributions:
Class I shares	—	51,938
Class F shares	—	7,028
Shares redeemed:
Class I shares	(97,681)	(449,443)
Class F shares	(35,398)	(60,826)
Total capital share activity	24,700	(244,579)
See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 55

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Russell 2000 Small Cap Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Common stock securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and

56 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Warrants are valued at their official closing price as reported by an independent pricing source on the exchange on which they are traded and categorized as Level 1 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$127,801,139	$33,234	$0^	$127,834,373
Exchange-Traded Products	3,506,585	—	—	3,506,585
U.S. Treasury Obligations	—	999,328	—	999,328
Time Deposit	—	9,397,569	—	9,397,569
Warrants	32	—	—	32
Short Term Investment of Cash Collateral For Securities Loaned	16,374,156	—	—	16,374,156
TOTAL	$147,681,912	$10,430,131	$0^	$158,112,043
Futures Contracts***	($71,395)	$—	$—	($71,395)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.
On June 30, 2016, $7,568 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

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Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.
At June 30, 2016, the Portfolio had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Unrealized appreciation on futures contracts	$—*	Unrealized depreciation on futures contracts	($71,395)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Equity	Futures	$550,015	($164,100)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			64
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.35% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses for the period from May 1, 2016 through April 30, 2017. The contractual expense caps are 0.78% for Class F and 0.53% for Class I. Prior to May 1, 2016, the contractual expense caps were 0.95% for Class F and 0.74% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. For the period from January 1, 2016 through April 30, 2016, the Advisor voluntarily waived the portion of expenses over 0.78% for Class F and 0.53% for Class I. During the six month period ended June 30, 2016, the Advisor voluntarily waived $117,494.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for both classes of the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for both classes of the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.20% annually of the average daily net assets of Class F. Class I shares do not have Distribution Plan expenses.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $4,911 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.

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NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $15,000,207 and $14,988,421, respectively.
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$32,850,279
Unrealized (depreciation)	(17,164,190)
Net unrealized appreciation (depreciation)	$15,686,089

Federal income tax cost of investments	$142,425,954
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$13,210,664	—	—	—	$13,210,664
Exchange-Traded Products	$3,163,492	—	—	—	$3,163,492
Total Borrowings	$16,374,156	—	—	—	$16,374,156
Amount of recognized liabilities for securities lending transactions					$16,374,156
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

60 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012 (a)	December 31, 2011
Net asset value, beginning	$69.72	$75.83	$82.34	$62.39	$57.44	$62.98
Income from investment operations:
Net investment income	0.41(b)	0.55	0.50	0.56	0.87	0.44
Net realized and unrealized gain (loss)	1.04	(4.44)	2.99	22.96	7.95	(3.50)
Total from investment operations	1.45	(3.89)	3.49	23.52	8.82	(3.06)
Distributions from:
Net investment income	—	(0.12)	(0.48)	(0.58)	(0.63)	(0.33)
Net realized gain	—	(2.10)	(9.52)	(2.99)	(3.24)	(2.15)
Total distributions	—	(2.22)	(10.00)	(3.57)	(3.87)	(2.48)
Total increase (decrease) in net asset value	1.45	(6.11)	(6.51)	19.95	4.95	(5.54)
Net asset value, ending	$71.17	$69.72	$75.83	$82.34	$62.39	$57.44
Total return (c)	2.08%	(5.19%)	4.15%	37.89%	15.50%	(4.89%)
Ratios to average net assets: (d)
Net investment income	1.16%(b)(e)	0.72%	0.63%	0.75%	1.40%	0.60%
Total expenses	0.80%(e)	0.79%	0.75%	0.69%	0.76%	0.79%
Net expenses	0.53%(e)	0.74%	0.74%	0.69%	0.73%	0.71%
Portfolio turnover	12%	14%	21%	11%	13%	17%
Net assets, ending (in thousands)	$123,104	$119,674	$150,532	$141,111	$106,827	$90,325

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.040 per share and 0.06% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

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CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS F SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012 (a)	December 31, 2011
Net asset value, beginning	$70.13	$76.31	$82.79	$62.68	$57.69	$63.21
Income from investment operations:
Net investment income	0.33(b)	0.40	0.31	0.36	0.77	0.25
Net realized and unrealized gain (loss)	1.04	(4.48)	3.01	23.11	7.94	(3.44)
Total from investment operations	1.37	(4.08)	3.32	23.47	8.71	(3.19)
Distributions from:
Net investment income	—	—	(0.28)	(0.37)	(0.48)	(0.18)
Net realized gain	—	(2.10)	(9.52)	(2.99)	(3.24)	(2.15)
Total distributions	—	(2.10)	(9.80)	(3.36)	(3.72)	(2.33)
Total increase (decrease) in net asset value	1.37	(6.18)	(6.48)	20.11	4.99	(5.52)
Net asset value, ending	$71.50	$70.13	$76.31	$82.79	$62.68	$57.69
Total return (c)	1.95%	(5.40%)	3.93%	37.62%	15.23%	(5.07%)
Ratios to average net assets (d)
Net investment income	0.91%(b)(e)	0.52%	0.43%	0.55%	1.23%	0.42%
Total expenses	1.02%(e)	1.01%	0.98%	0.90%	0.99%	1.03%
Net expenses	0.78%(e)	0.95%	0.95%	0.90%	0.94%	0.92%
Portfolio turnover	12%	14%	21%	11%	13%	17%
Net assets, ending (in thousands)	$18,600	$17,439	$17,153	$15,007	$9,323	$6,638

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.040 per share and 0.06% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP EAFE International Index Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
5	Understanding Your Fund’s Expenses
6	Schedule of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Notes to Financial Statements
36	Financial Highlights
38	Proxy Voting
38	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

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i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

2 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

PORTFOLIO MANAGEMENT DISCUSSION

Theodore D. Miller Vice President, World Asset Management, Inc.
Market Review
International equities had weak performance in the first half of 2016 as the low interest-rate environment signaled deflationary economic conditions overseas and declining corporate profits worldwide. Worsening geopolitical conditions from the refugee crisis out of Syria into Europe, UK’s realized goal of leaving the European Union and military posturing from China and North Korea have coupled with a weak corporate profit environment to contribute to this weakness. Despite the worries, a concerted international central bank strategy of providing help to the international fixed income markets through asset purchases have kept market concerns from going into a meltdown.
Investment Strategy and Technique
Calvert VP EAFE International Index Portfolio (the “Portfolio”) seeks to match as closely as possible, before fees and expenses, the performance of the Morgan Stanley Capital International EAFE Free Index (“MSCI Index”). As an index fund, the Portfolio uses a passive management “buy and hold” approach. All investment decisions are based on the goal of producing returns equivalent to the index.
Fund Performance Relative to the Benchmark
Foreign stock markets, as defined by the MSCI EAFE Index, had negative absolute returns for the first half of 2016, 806 basis points less than the U.S. S&P 500 Index. For the six-month period ended June 30, 2016, the Portfolio (Class I shares) posted a return of -3.37% compared with -4.42% for the MSCI EAFE Index. There were 21 countries in the EAFE universe as of June 30th. Japan and the U.K. were the most heavily weighted, with weights of 23.3% and 19.6% respectively, accounting for 42.9% of the index. The strongest returns for the period came from New Zealand, Singapore and Norway. Spain, Israel and Ireland were the least performing countries in the MSCI EAFE universe. For the first half of 2016, the strongest sector returns were in the Energy sector, followed by Utilities and Telecommunication Services. The weakest sectors were Financials, Consumer Discretionary and Health Care.
Positioning and Market Outlook
We expect more volatility in 2016 in the financial markets emanating from both inconsistent international economic growth and a deflationary environment in the United States,

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	22.4%
Industrials	13.3%
Consumer Staples	13.2%
Health Care	12.2%
Consumer Discretionary	12.1%
Materials	6.9%
Information Technology	5.3%
Energy	5.2%
Telecommunication Services	5.1%
Utilities	3.9%
Exchange-Traded Products	0.4%
Total	100.0%

TEN LARGEST STOCK HOLDINGS	% OF NET ASSETS
Nestle SA	2.1%
Novartis AG	1.6%
Roche Holding AG	1.6%
Toyota Motor Corp.	1.1%
HSBC Holdings plc	1.0%
British American Tobacco plc	1.0%
Royal Dutch Shell plc	1.0%
BP plc	0.9%
Total SA	0.9%
Anheuser-Busch InBev NV	0.9%
Total	12.1%

* Does not reflect the value of securities held as cash collateral on securities loaned.

Europe and Asia. The U.S. Federal Reserve’s desire to raise rates appears to be on hold until renewed economic growth or renewed inflation starts to be well established again. We do however see a mixed environment internationally with increasing volatility in the European and Asian equity markets as Arab, Chinese and Russian geopolitical concerns and revalued Chinese equities cause markets to swing.
World Asset Management, Inc.
June 2016

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods. The results shown are for Class I shares, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	5 Year	10 Year
Class I	-3.37%	-10.35%	0.90%	0.77%
Class F	-3.49%	-10.55%	0.67%	0.54%
MSCI EAFE Index	-4.42%	-10.16%	1.68%	1.58%

Class F share performance prior to October 1, 2007 is based on Class I performance, adjusted to reflect Class F expenses. * Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for the Class I shares is 0.98%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Class I
Actual	0.95%	$1,000.00	$966.30	$4.64
Hypothetical (5% return per year before expenses)	0.95%	$1,000.00	$1,020.14	$4.77
Class F
Actual	1.19%	$1,000.00	$965.10	$5.81
Hypothetical (5% return per year before expenses)	1.19%	$1,000.00	$1,018.95	$5.97
* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.0%

Australia - 7.2%
AGL Energy Ltd. (a)	7,711	111,277
Alumina Ltd. (a)	27,976	27,356
Amcor Ltd. (a)	13,236	148,028
AMP Ltd. (a)	33,803	131,209
APA Group (a)	12,735	88,213
Aristocrat Leisure Ltd. (a)	6,189	63,950
Asciano Ltd. (a)	6,688	44,284
ASX Ltd. (a)	2,212	75,744
Aurizon Holdings Ltd. (a)	23,924	86,662
AusNet Services (a)	20,215	24,805
Australia & New Zealand Banking Group Ltd. (a)	33,344	607,961
Bank of Queensland Ltd. (a)	4,299	34,246
Bendigo & Adelaide Bank Ltd. (a)	5,220	37,861
BGP Holdings plc *(b)	77,172	—
BHP Billiton Ltd. (a)	36,706	522,800
Boral Ltd. (a)	8,498	39,822
Brambles Ltd. (a)	18,045	167,442
Caltex Australia Ltd. (a)	3,085	73,705
Challenger Ltd. (a)	6,521	42,332
CIMIC Group Ltd. (a)	1,148	30,745
Coca-Cola Amatil Ltd. (a)	6,545	40,391
Cochlear Ltd. (a)	653	59,228
Commonwealth Bank of Australia (a)	19,515	1,095,140
Computershare Ltd. (a)	5,328	36,700
Crown Resorts Ltd. (a)	4,162	39,378
CSL Ltd. (a)	5,289	444,710
Dexus Property Group REIT (a)	11,062	74,705
Domino's Pizza Enterprises Ltd. (a)	701	35,836
DUET Group (a)	26,529	49,651
Flight Centre Travel Group Ltd. (a)	634	15,040
Fortescue Metals Group Ltd. (a)	17,793	47,890
Goodman Group REIT (a)	20,324	108,340
GPT Group (The) REIT (a)	20,536	83,074
Harvey Norman Holdings Ltd. (a)	6,350	22,015
Healthscope Ltd. (a)	19,830	42,464
Incitec Pivot Ltd. (a)	19,282	43,236
Insurance Australia Group Ltd. (a)	27,788	114,130
Lend Lease Group (a)	6,310	59,841
Macquarie Group Ltd. (a)	3,500	182,025
Medibank Pvt Ltd. (a)	31,475	69,428
Mirvac Group REIT (a)	42,300	63,994
National Australia Bank Ltd. (a)	30,148	579,154
Newcrest Mining Ltd. *(a)	8,760	150,635

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Oil Search Ltd. (a)	15,662	78,760
Orica Ltd. (a)	4,267	39,532
Origin Energy Ltd. (a)	19,999	87,352
Platinum Asset Management Ltd. (a)	2,682	11,622
Qantas Airways Ltd. *(a)	5,892	12,423
QBE Insurance Group Ltd. (a)	15,672	123,000
Ramsay Health Care Ltd. (a)	1,616	86,899
REA Group Ltd. (a)	602	26,803
Rio Tinto Ltd. (a)	4,848	166,950
Santos Ltd. (a)	18,168	64,109
Scentre Group REIT (a)	60,851	223,810
Seek Ltd. (a)	3,739	42,664
Sonic Healthcare Ltd. (a)	4,488	72,549
South32 Ltd. *(a)	60,844	71,103
Stockland REIT (a)	27,338	96,284
Suncorp Group Ltd. (a)	14,704	134,694
Sydney Airport (a)	12,485	64,871
TABCORP Holdings Ltd. (a)	9,502	32,488
Tatts Group Ltd. (a)	16,737	47,889
Telstra Corp. Ltd. (a)	48,904	203,521
TPG Telecom Ltd. (a)	3,878	34,503
Transurban Group (a)	23,263	208,645
Treasury Wine Estates Ltd. (a)	8,436	58,356
Vicinity Centres REIT (a)	38,456	95,686
Vocus Communications Ltd. (a)(b)	5,169	33,313
Wesfarmers Ltd. (a)	12,870	387,619
Westfield Corp. REIT (a)	22,562	179,759
Westpac Banking Corp. (a)	38,124	846,619
Woodside Petroleum Ltd. (a)	8,474	171,770
Woolworths Ltd. (a)	14,525	228,044
		9,747,084

Austria - 0.2%
Andritz AG (a)	832	39,533
Erste Group Bank AG *(a)	3,192	72,996
OMV AG (a)	1,683	47,147
Raiffeisen Bank International AG *(a)	1,339	16,853
Voestalpine AG (a)	1,299	43,468
		219,997

Belgium - 1.5%
Ageas (a)	2,301	79,498
Anheuser-Busch InBev NV (a)	9,190	1,208,022
Colruyt SA (a)	769	42,442
Delhaize Group SA (a)	1,191	125,845
Groupe Bruxelles Lambert SA (a)	922	75,379
KBC Groep NV *(a)	2,866	140,506
Proximus (a)	1,738	55,037
Solvay SA (a)	847	78,735

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Telenet Group Holding NV *(a)	602	27,478
UCB SA (a)	1,444	107,975
Umicore SA (a)	1,088	56,062
		1,996,979

Denmark - 1.9%
AP Moeller - Maersk A/S:
Class A (a)	43	54,716
Class B (a)	72	94,932
Carlsberg A/S Class B (a)	1,222	115,968
Chr Hansen Holding A/S (a)	1,130	74,201
Coloplast A/S, Class B (a)	1,385	103,387
Danske Bank A/S (a)	8,069	213,818
DSV A/S (a)	2,200	92,498
Genmab A/S *(a)	647	117,857
ISS A/S (a)	1,909	71,483
Novo Nordisk A/S, Class B (a)	21,215	1,140,881
Novozymes A/S, Class B (a)	2,666	128,476
Pandora A/S (a)	1,327	180,133
TDC A/S (a)	9,280	45,423
Tryg A/S (a)	1,323	23,613
Vestas Wind Systems A/S (a)	2,560	173,733
William Demant Holding A/S *(a)	279	5,426
		2,636,545

Finland - 1.0%
Elisa Oyj (a)	1,625	62,432
Fortum Oyj (a)	5,076	81,326
Kone Oyj, Class B (a)	3,850	177,764
Metso Oyj (a)	1,288	30,434
Neste Oyj (a)	1,465	52,489
Nokia Oyj (a)	65,938	375,185
Nokian Renkaat Oyj (a)	1,308	46,722
Orion Oyj, Class B (a)	1,169	45,411
Sampo Oyj, Class A (a)	5,109	208,733
Stora Enso Oyj, Class R (a)	6,296	50,731
UPM-Kymmene Oyj (a)	6,100	111,825
Wartsila Oyj Abp (a)	1,690	69,162
		1,312,214

France - 9.1%
Accor SA (a)	2,017	78,198
Aeroports de Paris (a)	339	37,495
Air Liquide SA (a)	3,934	412,288
Alstom SA *(a)	1,753	40,926
Arkema SA (a)	766	59,112
Atos SE (a)	1,005	83,946
AXA SA (a)	22,185	445,688
BNP Paribas SA (a)	12,108	544,351

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Bollore SA (a)	9,918	33,836
Bouygues SA (a)	2,366	68,383
Bureau Veritas SA (a)	3,027	63,910
Capgemini SA (a)	1,869	163,111
Carrefour SA (a)	6,329	156,579
Casino Guichard-Perrachon SA (a)	646	36,098
Christian Dior SE (a)	623	100,922
Cie de Saint-Gobain (a)	5,449	208,595
Cie Generale des Etablissements Michelin (a)	2,078	196,858
CNP Assurances (a)	1,961	29,065
Credit Agricole SA (a)	12,065	102,195
Danone SA (a)	6,736	474,973
Dassault Systemes (a)	1,467	112,020
Edenred (a)	2,369	48,880
Eiffage SA (a)	654	46,704
Electricite de France SA (a)	2,852	35,057
Engie (a)	16,699	269,496
Essilor International SA (a)	2,350	312,768
Eurazeo SA (a)	463	27,635
Eutelsat Communications SA (a)	1,995	38,022
Fonciere Des Regions REIT (a)	380	33,828
Gecina SA REIT (a)	469	64,108
Groupe Eurotunnel SE (a)	5,343	56,862
Hermes International (a)	301	113,437
Icade SA REIT (a)	423	30,079
Iliad SA (a)	301	61,186
Imerys SA (a)	409	26,132
Ingenico Group (a)	627	73,464
JC Decaux SA (a)	849	28,809
Kering (a)	865	141,070
Klepierre REIT (a)	2,514	112,158
L'Oreal SA (a)	2,895	553,773
Lagardere SCA (a)	1,348	29,587
Legrand SA (a)	3,050	157,365
LVMH Moet Hennessy Louis Vuitton SE (a)	3,186	482,415
Natixis SA (a)	10,725	41,192
Numericable-SFR SA (a)	1,252	31,690
Orange SA (a)	22,705	370,864
Pernod-Ricard SA (a)	2,426	270,225
Peugeot SA *(a)	5,544	67,529
Publicis Groupe SA (a)	2,161	146,404
Remy Cointreau SA (a)	250	21,539
Renault SA (a)	2,196	167,332
Rexel SA (a)	3,449	43,544
Safran SA (a)	3,574	242,899
Sanofi SA (a)	13,430	1,128,898
Schneider Electric SE (a)	6,379	377,517
SCOR SE (a)	1,865	56,184
Societe BIC SA (a)	328	46,381

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Societe Generale SA (a)	8,753	276,619
Sodexo SA (a)	1,077	116,010
Suez (a)	3,721	58,606
Technip SA (a)	1,224	66,570
Thales SA (a)	1,205	101,131
Total SA (a)	25,241	1,217,163
Unibail-Rodamco SE REIT (a)	1,127	295,267
Valeo SA (a)	2,724	121,661
Veolia Environnement SA (a)	5,150	111,881
Vinci SA (a)	5,725	407,744
Vivendi SA (a)	13,293	251,865
Wendel SA (a)	329	34,283
Zodiac Aerospace (a)	2,315	54,473
		12,316,855

Germany - 8.0%
adidas AG (a)	2,152	306,885
Allianz SE (a)	5,223	744,132
Axel Springer SE (a)	493	25,836
BASF SE (a)	10,497	800,786
Bayer AG (a)	9,451	950,886
Bayerische Motoren Werke AG (a)	3,784	277,326
Beiersdorf AG (a)	1,152	108,859
Brenntag AG (a)	1,765	85,293
Commerzbank AG (a)	12,166	78,909
Continental AG (a)	1,257	236,226
Covestro AG (a)(c)	810	36,093
Daimler AG (a)	11,004	656,232
Deutsche Bank AG *(a)	15,763	214,485
Deutsche Boerse AG (a)	2,205	180,538
Deutsche Lufthansa AG (a)	2,654	30,898
Deutsche Post AG (a)	11,088	309,561
Deutsche Telekom AG (a)	36,854	627,054
Deutsche Wohnen AG (a)	3,856	130,861
E.ON SE (a)	22,869	228,796
Evonik Industries AG (a)	1,597	47,534
Fraport AG Frankfurt Airport Services Worldwide (a)(d)	475	25,377
Fresenius Medical Care AG & Co. KGaA (a)	2,502	216,487
Fresenius SE & Co. KGaA (a)	4,677	344,626
GEA Group AG (a)	2,090	98,233
Hannover Rueck SE (a)	689	71,993
HeidelbergCement AG (a)	1,610	120,718
Henkel AG & Co. KGaA (a)	1,187	127,550
Hochtief AG (a)	237	30,529
Hugo Boss AG (a)	764	43,163
Infineon Technologies AG (a)	12,925	185,738
K+S AG (a)	2,187	44,872
Lanxess AG (a)	1,046	45,709
Linde AG (a)	2,122	295,347

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

MAN SE (a)	402	40,924
Merck KGAA (a)	1,477	150,371
Metro AG (a)	2,037	62,314
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,906	318,546
OSRAM Licht AG (a)	1,017	52,558
ProSiebenSat.1 Media AG (a)	2,500	109,164
RTL Group SA (a)	442	36,050
RWE AG *(a)	5,593	88,383
SAP SE (a)	11,232	839,565
Siemens AG (a)	8,743	895,616
Symrise AG (a)	1,409	96,010
Telefonica Deutschland Holding AG (a)	8,499	35,002
ThyssenKrupp AG (a)	4,204	83,914
TUI AG (a)	5,700	64,713
United Internet AG (a)	1,405	57,971
Volkswagen AG (a)	370	49,714
Vonovia SE (a)	5,325	194,337
Zalando SE *(a)(c)	988	26,155
		10,928,839

Hong Kong - 3.3%
AIA Group Ltd. (a)	137,699	827,964
ASM Pacific Technology Ltd. (a)	2,774	19,978
Bank of East Asia Ltd. (The) (a)	13,582	52,694
BOC Hong Kong Holdings Ltd. (a)	42,292	127,570
Cathay Pacific Airways Ltd. (a)	13,487	19,786
Cheung Kong Infrastructure Holdings Ltd. (a)	7,573	65,058
Cheung Kong Property Holdings Ltd. (a)	30,878	194,767
CK Hutchison Holdings Ltd. (a)	30,878	339,814
CLP Holdings Ltd. (a)	18,768	192,121
First Pacific Co. Ltd. (a)	24,397	17,671
Galaxy Entertainment Group Ltd. (a)	26,782	79,971
Genting Singapore plc (a)	69,110	37,717
Hang Lung Properties Ltd. (a)	25,698	52,307
Hang Seng Bank Ltd. (a)	8,740	150,138
Henderson Land Development Co. Ltd. (a)	12,470	70,661
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	30,296	28,269
HKT Trust & HKT Ltd. (a)	30,287	43,779
Hong Kong & China Gas Co. Ltd. (a)	87,204	159,510
Hong Kong Exchanges and Clearing Ltd. (a)	13,121	320,100
Hongkong Land Holdings Ltd. (a)	13,445	82,178
Hysan Development Co. Ltd. (a)	7,188	32,006
Jardine Matheson Holdings Ltd. (a)	2,809	164,492
Kerry Properties Ltd. (a)	7,422	18,387
Li & Fung Ltd. (a)	67,325	32,866
Link REIT (a)	25,707	175,865
Melco Crown Entertainment Ltd. ADR	2,174	27,349
MGM China Holdings Ltd. (a)	10,857	14,099
MTR Corp. Ltd. (a)	16,740	85,162

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

New World Development Co. Ltd. (a)	63,546	64,635
Noble Group Ltd. *(a)(d)	50,066	7,530
NWS Holdings Ltd. (a)	17,395	27,724
PCCW Ltd. (a)	47,907	32,211
Power Assets Holdings Ltd. (a)	15,855	145,561
Sands China Ltd. (a)	27,667	93,488
Shangri-La Asia Ltd. (a)	14,320	14,439
Sino Land Co. Ltd. (a)	34,962	57,668
SJM Holdings Ltd. (a)	22,627	13,924
Sun Hung Kai Properties Ltd. (a)	16,534	199,095
Swire Pacific Ltd., Class A (a)	6,207	70,675
Swire Properties Ltd. (a)	13,371	35,671
Techtronic Industries Co. Ltd. (a)	15,718	65,799
WH Group Ltd. (a)(c)	66,966	52,987
Wharf Holdings Ltd. (The) (a)	15,588	95,264
Wheelock & Co. Ltd. (a)	9,288	43,928
Wynn Macau Ltd. (a)	17,813	25,956
Yue Yuen Industrial Holdings Ltd. (a)	8,480	33,827
		4,512,661

Ireland - 1.0%
Bank of Ireland *(a)	314,396	65,518
CRH plc (a)	9,407	271,267
DCC plc (a)	1,011	88,893
Experian plc (a)	10,969	208,351
James Hardie Industries plc (a)	5,091	77,982
Kerry Group plc, Class A (a)	1,809	160,728
Paddy Power Betfair plc (a)	908	95,503
Ryanair Holdings plc (a)	1,939	24,434
Shire plc (a)	6,772	417,016
		1,409,692

Israel - 0.8%
Azrieli Group Ltd. (a)	485	20,642
Bank Hapoalim BM (a)	12,166	61,411
Bank Leumi Le-Israel BM *(a)	16,001	56,420
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	23,704	47,085
Check Point Software Technologies Ltd. *	1,499	119,440
Israel Chemicals Ltd. (a)	5,829	22,766
Mizrahi Tefahot Bank Ltd. (a)	1,590	18,372
Mobileye NV *(d)	2,004	92,464
Nice Ltd. (a)	693	43,516
Taro Pharmaceutical Industries Ltd. *(d)	171	24,898
Teva Pharmaceutical Industries Ltd. (a)	10,506	531,797
		1,038,811

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Italy - 1.8%
Assicurazioni Generali SpA (a)	13,345	157,132
Atlantia SpA (a)	4,718	117,673
Enel SpA (a)	87,145	387,577
Eni SpA (a)	29,074	469,390
Exor SpA (a)	1,266	46,768
Ferrari NV (a)	1,403	57,193
Intesa Sanpaolo SpA Milano Stock Exchange (a)	145,006	278,140
Leonardo-Finmeccanica SpA *(a)	4,625	46,991
Luxottica Group SpA (a)	1,934	94,235
Mediobanca SpA (a)	6,470	37,588
Poste Italiane SpA (a)(c)	5,970	39,673
Prysmian SpA (a)	2,229	48,863
Saipem SpA *(a)	69,601	28,083
Snam SpA (a)	28,005	167,544
Telecom Italia SpA *(a)	115,717	94,934
Telecom Italia SpA - RSP *(a)	68,891	44,323
Terna Rete Elettrica Nazionale SpA (a)	17,229	96,001
UniCredit SpA (a)	57,968	129,400
Unione di Banche Italiane SCPA (a)	10,306	28,906
UnipolSai SpA (a)	12,936	19,445
		2,389,859

Japan - 23.0%
ABC-Mart, Inc. (a)	375	24,957
Acom Co. Ltd. *(a)	4,560	21,916
Aeon Co. Ltd. (a)	7,473	115,775
AEON Financial Service Co. Ltd. (a)	1,191	25,594
Aeon Mall Co. Ltd. (a)	1,302	16,970
Air Water, Inc. (a)	1,703	24,934
Aisin Seiki Co. Ltd. (a)	2,189	88,854
Ajinomoto Co., Inc. (a)	6,338	148,782
Alfresa Holdings Corp. (a)	2,148	44,733
Alps Electric Co. Ltd. (a)	2,119	39,915
Amada Holdings Co. Ltd. (a)	3,889	39,323
ANA Holdings, Inc. (a)	13,262	37,628
Aozora Bank Ltd. (a)	13,519	46,710
Asahi Glass Co. Ltd. (a)	11,528	62,303
Asahi Group Holdings Ltd. (a)	4,421	142,616
Asahi Kasei Corp. (a)	14,427	99,973
Asics Corp. (a)	1,828	30,685
Astellas Pharma, Inc. (a)	24,123	377,508
Bandai Namco Holdings, Inc. (a)	2,283	58,663
Bank of Kyoto Ltd. (The) (a)	3,467	21,167
Benesse Holdings, Inc. (a)	761	17,781
Bridgestone Corp. (a)	7,434	237,383
Brother Industries Ltd. (a)	2,696	28,767
Calbee, Inc. (a)	917	38,067
Canon, Inc. (a)	12,194	347,951

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Casio Computer Co. Ltd. (a)	2,613	37,339
Central Japan Railway Co. (a)	1,648	291,690
Chiba Bank Ltd. (The) (a)	8,005	37,757
Chubu Electric Power Co., Inc. (a)	7,363	104,841
Chugai Pharmaceutical Co. Ltd. (a)	2,558	90,885
Chugoku Bank Ltd. (The) (a)	1,945	19,780
Chugoku Electric Power Co., Inc. (The) (a)	3,180	40,254
Concordia Financial Group Ltd. *(a)	13,472	52,716
Credit Saison Co. Ltd. (a)	1,695	28,367
CYBERDYNE, Inc. *(a)	1,148	25,705
Dai Nippon Printing Co. Ltd. (a)	6,221	69,093
Dai-ichi Life Insurance Co. Ltd. (The) (a)	12,322	136,617
Daicel Corp. (a)	3,336	34,503
Daihatsu Motor Co. Ltd. (a)	2,196	28,522
Daiichi Sankyo Co. Ltd. (a)	6,887	166,180
Daikin Industries Ltd. (a)	2,679	223,203
Daito Trust Construction Co. Ltd. (a)	815	132,108
Daiwa House Industry Co. Ltd. (a)	6,472	188,852
Daiwa Securities Group, Inc. (a)	18,993	99,831
Denso Corp. (a)	5,557	195,223
Dentsu, Inc. (a)	2,472	115,497
Don Quijote Holdings Co. Ltd. (a)	1,355	50,061
East Japan Railway Co. (a)	3,812	351,250
Eisai Co. Ltd. (a)	2,881	160,071
Electric Power Development Co. Ltd. (a)	1,673	38,885
FamilyMart Co. Ltd. (a)	614	37,297
FANUC Corp. (a)	2,236	361,933
Fast Retailing Co. Ltd. (a)	606	162,467
Fuji Electric Co. Ltd. (a)	6,398	26,864
Fuji Heavy Industries Ltd. (a)	6,710	229,698
FUJIFILM Holdings Corp. (a)	4,999	193,179
Fujitsu Ltd. (a)	21,292	78,024
Fukuoka Financial Group, Inc. (a)	8,843	29,084
GungHo Online Entertainment, Inc. (a)	4,836	13,024
Hachijuni Bank Ltd. (The) (a)	4,673	20,298
Hakuhodo DY Holdings, Inc. (a)	2,442	29,125
Hamamatsu Photonics KK (a)	1,627	45,299
Hankyu Hanshin Holdings, Inc. (a)	13,804	102,742
Hikari Tsushin, Inc. (a)	245	20,476
Hino Motors Ltd. (a)	2,955	29,242
Hirose Electric Co. Ltd. (a)	365	44,620
Hiroshima Bank Ltd. (The) (a)	5,716	19,031
Hisamitsu Pharmaceutical Co., Inc. (a)	706	40,492
Hitachi Chemical Co. Ltd. (a)	1,190	22,059
Hitachi Construction Machinery Co. Ltd. (a)	1,229	17,794
Hitachi High-Technologies Corp. (a)	787	21,437
Hitachi Ltd. (a)	55,241	229,631
Hitachi Metals Ltd. (a)	2,450	24,788
Hokuriku Electric Power Co. (a)	1,923	23,745

14 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Honda Motor Co. Ltd. (a)	18,632	470,437
Hoshizaki Electric Co. Ltd. (a)	579	56,474
HOYA Corp. (a)	4,624	164,633
Hulic Co. Ltd. (a)	3,407	35,721
Idemitsu Kosan Co. Ltd. (a)	1,005	21,670
IHI Corp. (a)	16,794	44,982
Iida Group Holdings Co. Ltd. (a)	1,682	34,259
INPEX Corp. (a)	10,863	84,748
Isetan Mitsukoshi Holdings Ltd. (a)	3,837	34,033
Isuzu Motors Ltd. (a)	6,787	83,070
ITOCHU Corp. (a)	17,104	207,821
Iyo Bank Ltd. (The) (a)	2,775	16,927
J Front Retailing Co. Ltd. (a)	2,757	28,473
Japan Airlines Co. Ltd. (a)	1,367	43,876
Japan Airport Terminal Co. Ltd. (a)	531	19,124
Japan Exchange Group, Inc. (a)	5,961	68,192
Japan Post Bank Co. Ltd. (a)	4,628	54,230
Japan Post Holdings Co. Ltd. (a)	5,143	62,266
Japan Prime Realty Investment Corp. REIT (a)	9	38,546
Japan Real Estate Investment Corp. REIT (a)	14	86,167
Japan Retail Fund Investment Corp. REIT (a)	29	73,806
Japan Tobacco, Inc. (a)	12,571	503,602
JFE Holdings, Inc. (a)	5,969	77,240
JGC Corp. (a)	2,368	33,649
Joyo Bank Ltd. (The) (a)	7,005	26,112
JSR Corp. (a)	2,196	28,896
JTEKT Corp. (a)	2,550	28,750
JX Holdings, Inc. (a)	24,242	94,201
Kajima Corp. (a)	10,271	70,938
Kakaku.com, Inc. (a)	1,631	32,152
Kamigumi Co. Ltd. (a)	2,665	24,487
Kaneka Corp. (a)	3,200	21,197
Kansai Electric Power Co., Inc. (The) *(a)	8,046	78,015
Kansai Paint Co. Ltd. (a)	2,492	50,199
Kao Corp. (a)	5,760	332,404
Kawasaki Heavy Industries Ltd. (a)	16,231	45,417
KDDI Corp. (a)	21,527	655,310
Keihan Holdings Co. Ltd. (a)	5,821	40,215
Keikyu Corp. (a)	5,357	53,658
Keio Corp. (a)	6,611	62,125
Keisei Electric Railway Co. Ltd. (a)	3,152	40,426
Keyence Corp. (a)	521	351,390
Kikkoman Corp. (a)	1,683	61,588
Kintetsu Group Holdings Co. Ltd. (a)	20,701	88,343
Kirin Holdings Co. Ltd. (a)	9,401	158,012
Kobe Steel Ltd. (a)	35,396	28,819
Koito Manufacturing Co. Ltd. (a)	1,286	58,855
Komatsu Ltd. (a)	10,553	183,326
Konami Corp. (a)	1,066	40,364

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Konica Minolta, Inc. (a)	5,170	37,492
Kose Corp. (a)	346	29,036
Kubota Corp. (a)	12,093	161,966
Kuraray Co. Ltd. (a)	4,055	48,225
Kurita Water Industries Ltd. (a)	1,157	25,742
Kyocera Corp. (a)	3,668	173,909
Kyowa Hakko Kirin Co. Ltd. (a)	2,964	50,340
Kyushu Electric Power Co., Inc. (a)	4,877	48,604
Kyushu Financial Group, Inc. (a)	3,971	19,691
Lawson, Inc. (a)	745	59,062
LIXIL Group Corp. (a)	3,041	49,995
M3, Inc. (a)	2,219	76,851
Mabuchi Motor Co. Ltd. (a)	567	23,804
Makita Corp. (a)	1,280	84,402
Marubeni Corp. (a)	18,869	84,703
Marui Group Co. Ltd. (a)	2,388	32,044
Maruichi Steel Tube Ltd. (a)	644	22,459
Mazda Motor Corp. (a)	6,513	87,233
McDonald’s Holdings Company (Japan), Ltd. (a)	759	20,597
Medipal Holdings Corp. (a)	1,956	32,096
MEIJI Holdings Co. Ltd. (a)	1,308	132,801
Minebea Co. Ltd. (a)	3,877	26,094
Miraca Holdings, Inc. (a)	654	28,183
Mitsubishi Chemical Holdings Corp. (a)	15,493	70,662
Mitsubishi Corp. (a)	17,264	301,857
Mitsubishi Electric Corp. (a)	22,086	261,878
Mitsubishi Estate Co. Ltd. (a)	14,301	261,480
Mitsubishi Gas Chemical Co., Inc. (a)	4,144	21,495
Mitsubishi Heavy Industries Ltd. (a)	36,629	146,217
Mitsubishi Logistics Corp. (a)	1,306	18,206
Mitsubishi Materials Corp. (a)	12,773	30,424
Mitsubishi Motors Corp. (a)	7,869	35,752
Mitsubishi Tanabe Pharma Corp. (a)	2,566	46,025
Mitsubishi UFJ Financial Group, Inc. (a)	145,741	649,616
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	5,119	19,556
Mitsui & Co. Ltd. (a)	19,505	230,952
Mitsui Chemicals, Inc. (a)	10,512	38,338
Mitsui Fudosan Co. Ltd. (a)	10,197	232,777
Mitsui OSK Lines Ltd. (a)	13,097	27,765
Mixi, Inc. (a)	529	21,664
Mizuho Financial Group, Inc. (a)	270,245	386,904
MS&AD Insurance Group Holdings, Inc. (a)	5,790	149,118
Murata Manufacturing Co. Ltd. (a)	2,188	245,446
Nabtesco Corp. (a)	1,287	30,732
Nagoya Railroad Co. Ltd. (a)	10,512	58,973
NEC Corp. (a)	29,769	69,064
Nexon Co. Ltd. (a)	1,984	29,146
NGK Insulators Ltd. (a)	2,994	60,113
NGK Spark Plug Co. Ltd. (a)	2,043	30,740

16 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

NH Foods Ltd. (a)	1,981	48,130
NHK Spring Co. Ltd. (a)	2,371	19,133
Nidec Corp. (a)	2,725	205,683
Nikon Corp. (a)	3,894	52,621
Nintendo Co. Ltd. (a)	1,295	184,777
Nippon Building Fund, Inc. REIT (a)	16	98,346
Nippon Electric Glass Co. Ltd. (a)	4,834	20,164
Nippon Express Co. Ltd. (a)	9,490	43,257
Nippon Paint Holdings Co. Ltd. (a)	1,859	45,661
Nippon Prologis REIT, Inc. REIT (a)	17	41,286
Nippon Steel & Sumitomo Metal Corp. (a)	9,231	176,394
Nippon Telegraph & Telephone Corp. (a)	7,906	371,135
Nippon Yusen KK (a)	18,463	32,371
Nissan Motor Co. Ltd. (a)	28,416	256,056
Nisshin Seifun Group, Inc. (a)	2,261	36,141
Nissin Foods Holdings Co. Ltd. (a)	671	36,533
Nitori Holdings Co. Ltd. (a)	915	109,783
Nitto Denko Corp. (a)	1,886	118,929
NOK Corp. (a)	1,088	18,389
Nomura Holdings, Inc. (a)	41,503	148,724
Nomura Real Estate Holdings, Inc. (a)	1,423	24,759
Nomura Real Estate Master Fund, Inc. REIT (a)	40	63,230
Nomura Research Institute Ltd. (a)	1,414	51,499
NSK Ltd. (a)	5,040	37,278
NTT Data Corp. (a)	1,442	67,952
NTT DoCoMo, Inc. (a)	16,343	439,756
NTT Urban Development Corp. (a)	1,316	14,010
Obayashi Corp. (a)	7,421	78,569
Obic Co. Ltd. (a)	739	40,401
Odakyu Electric Railway Co. Ltd. (a)	6,738	78,639
Oji Holdings Corp. (a)	9,731	37,319
Olympus Corp. (a)	3,328	123,815
Omron Corp. (a)	2,200	71,284
Ono Pharmaceutical Co. Ltd. (a)	4,714	203,561
Oracle Corp. Japan (a)	436	23,205
Oriental Land Co. Ltd. (a)	2,493	160,777
ORIX Corp. (a)	15,132	193,227
Osaka Gas Co. Ltd. (a)	21,429	82,057
Otsuka Corp. (a)	597	27,739
Otsuka Holdings Co. Ltd. (a)	4,462	205,614
Panasonic Corp. (a)	25,232	218,321
Park24 Co. Ltd. (a)	1,167	39,969
Pola Orbis Holdings, Inc. (a)	261	24,306
Rakuten, Inc. (a)	10,627	114,619
Recruit Holdings Co. Ltd. (a)	3,230	117,466
Resona Holdings, Inc. (a)	25,234	91,921
Ricoh Co. Ltd. (a)	7,662	66,210
Rinnai Corp. (a)	387	34,054
Rohm Co. Ltd. (a)	1,036	40,621

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Ryohin Keikaku Co. Ltd. (a)	272	65,992
Sankyo Co. Ltd. (a)	512	19,088
Santen Pharmaceutical Co. Ltd. (a)	4,259	66,419
SBI Holdings, Inc. (a)	2,438	24,106
Secom Co. Ltd. (a)	2,399	177,074
Sega Sammy Holdings, Inc. (a)	2,129	22,857
Seibu Holdings, Inc. (a)	1,955	33,009
Seiko Epson Corp. (a)	3,197	51,089
Sekisui Chemical Co. Ltd. (a)	4,667	57,206
Sekisui House Ltd. (a)	6,894	119,966
Seven & I Holdings Co. Ltd. (a)	8,611	359,503
Seven Bank Ltd. (a)	6,805	21,011
Shikoku Electric Power Co., Inc. (a)	1,912	22,514
Shimadzu Corp. (a)	2,707	40,288
Shimamura Co. Ltd. (a)	253	37,347
Shimano, Inc. (a)	847	128,367
Shimizu Corp. (a)	6,308	58,722
Shin-Etsu Chemical Co. Ltd. (a)	4,444	259,227
Shinsei Bank Ltd. (a)	20,431	29,487
Shionogi & Co. Ltd. (a)	3,411	185,508
Shiseido Co. Ltd. (a)	4,342	111,953
Shizuoka Bank Ltd. (The) (a)	6,081	42,730
Showa Shell Sekiyu KK (a)	2,153	20,005
SMC Corp. (a)	654	159,531
SoftBank Group Corp. (a)	10,977	621,023
Sohgo Security Services Co. Ltd. (a)	816	40,105
Sompo Japan Nipponkoa Holdings, Inc. (a)	4,034	106,858
Sony Corp. (a)	14,427	422,222
Sony Financial Holdings, Inc. (a)	1,988	22,314
Stanley Electric Co. Ltd. (a)	1,727	36,675
Start Today Co. Ltd. (a)	675	35,867
Sumitomo Chemical Co. Ltd. (a)	17,973	73,705
Sumitomo Corp. (a)	13,578	135,890
Sumitomo Dainippon Pharma Co. Ltd. (a)	1,819	31,401
Sumitomo Electric Industries Ltd. (a)	8,620	113,462
Sumitomo Heavy Industries Ltd. (a)	6,321	27,587
Sumitomo Metal Mining Co. Ltd. (a)	5,650	57,028
Sumitomo Mitsui Financial Group, Inc. (a)	15,353	440,175
Sumitomo Mitsui Trust Holdings, Inc. (a)	37,920	122,720
Sumitomo Realty & Development Co. Ltd. (a)	4,080	110,102
Sumitomo Rubber Industries Ltd. (a)	1,954	26,022
Sundrug Co. Ltd. (a)	422	39,236
Suntory Beverage & Food Ltd. (a)	1,589	71,505
Suruga Bank Ltd. (a)	1,989	44,914
Suzuken Co. Ltd. (a)	885	27,822
Suzuki Motor Corp. (a)	4,167	112,459
Sysmex Corp. (a)	1,785	122,014
T&D Holdings, Inc. (a)	6,620	55,892
Taiheiyo Cement Corp. (a)	13,439	31,674

18 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Taisei Corp. (a)	12,047	98,239
Taisho Pharmaceutical Holdings Co. Ltd. (a)	412	43,175
Taiyo Nippon Sanso Corp. (a)	1,484	13,565
Takashimaya Co. Ltd. (a)	3,453	24,653
Takeda Pharmaceutical Co. Ltd. (a)	8,128	350,837
TDK Corp. (a)	1,407	78,399
Teijin Ltd. (a)	10,692	35,216
Terumo Corp. (a)	3,906	165,619
THK Co. Ltd. (a)	1,376	23,348
Tobu Railway Co. Ltd. (a)	11,063	60,536
Toho Co. Ltd. (a)	1,295	35,671
Toho Gas Co. Ltd. (a)	4,330	35,229
Tohoku Electric Power Co., Inc. (a)	5,172	64,860
Tokio Marine Holdings, Inc. (a)	7,791	257,721
Tokyo Electric Power Co. Holdings, Inc. *(a)	16,529	69,701
Tokyo Electron Ltd. (a)	1,793	150,745
Tokyo Gas Co. Ltd. (a)	23,283	95,582
Tokyo Tatemono Co. Ltd. (a)	2,355	28,132
Tokyu Corp. (a)	12,140	106,161
Tokyu Fudosan Holdings Corp. (a)	5,859	36,342
TonenGeneral Sekiyu KK (a)	3,346	30,384
Toppan Printing Co. Ltd. (a)	5,995	51,393
Toray Industries, Inc. (a)	16,781	142,619
Toshiba Corp. *(a)	46,009	125,710
TOTO Ltd. (a)	1,618	64,112
Toyo Seikan Group Holdings Ltd. (a)	1,866	35,476
Toyo Suisan Kaisha Ltd. (a)	1,013	40,926
Toyoda Gosei Co. Ltd. (a)	742	13,188
Toyota Industries Corp. (a)	1,862	73,640
Toyota Motor Corp. (a)	30,519	1,525,853
Toyota Tsusho Corp. (a)	2,427	52,064
Trend Micro, Inc. (a)	1,282	45,659
Tsuruha Holdings, Inc. (a)	417	50,085
Unicharm Corp. (a)	4,612	102,734
United Urban Investment Corp. REIT (a)	31	55,682
USS Co. Ltd. (a)	2,506	41,102
West Japan Railway Co. (a)	1,882	118,955
Yahoo Japan Corp. (a)	16,272	71,660
Yakult Honsha Co. Ltd. (a)	1,005	51,734
Yamada Denki Co. Ltd. (a)	7,179	37,725
Yamaguchi Financial Group, Inc. (a)	2,265	21,324
Yamaha Corp. (a)	1,916	51,495
Yamaha Motor Co. Ltd. (a)	3,199	48,444
Yamato Holdings Co. Ltd. (a)	4,130	94,592
Yamazaki Baking Co. Ltd. (a)	1,510	41,876
Yaskawa Electric Corp. (a)	2,895	37,504
Yokogawa Electric Corp. (a)	2,609	29,295
Yokohama Rubber Co. Ltd. (The) (a)	1,259	15,696
		31,231,928

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Jordan - 0.0%
Hikma Pharmaceuticals plc (a)	1,641	54,114

Luxembourg - 0.2%
ArcelorMittal *(a)	21,022	96,787
Millicom International Cellular SA (SDR) (a)	755	46,175
SES SA (FDR) (a)	3,730	80,571
Tenaris SA (a)	5,396	78,035
		301,568

Netherlands - 5.2%
ABN AMRO Group NV (a)(c)	2,685	44,531
Aegon NV (a)	20,857	83,195
AerCap Holdings NV *	1,946	65,366
Airbus Group NV (a)	6,731	390,858
Akzo Nobel NV (a)	2,829	177,981
Altice NV Class B *(a)	1,248	18,849
Altice NV, Class A *(a)(d)	4,223	63,505
ASML Holding NV (a)	4,209	417,209
Boskalis Westminster NV (a)	1,005	34,665
CNH Industrial NV (a)	11,617	84,460
Fiat Chrysler Automobiles NV (a)(d)	10,279	63,453
Gemalto NV (a)	915	56,041
Heineken Holding NV (a)	1,152	94,104
Heineken NV (a)	2,633	243,297
ING Groep NV (CVA) (a)	44,227	459,687
Koninklijke Ahold NV, Amsterdam Stock Exchange (a)	9,535	212,040
Koninklijke DSM NV (a)	2,073	120,114
Koninklijke KPN NV (a)	39,043	141,615
Koninklijke Philips NV (a)	10,641	265,508
Koninklijke Vopak NV (a)	803	40,221
NN Group NV (a)	3,621	100,594
NXP Semiconductors NV *	3,361	263,301
OCI NV *(a)	1,083	14,785
QIAGEN NV *(a)	2,527	54,734
Randstad Holding NV (a)	1,359	54,736
Royal Dutch Shell plc:
Class A (a)	48,111	1,313,594
Class B (a)	42,806	1,177,133
STMicroelectronics NV (a)	7,284	42,924
Unilever NV (CVA) (a)	18,617	867,907
Wolters Kluwer NV (a)	3,450	140,986
		7,107,393

New Zealand - 0.2%
Auckland International Airport Ltd. (a)	10,887	50,605
Contact Energy Ltd. (a)	8,233	30,510
Fletcher Building Ltd. (a)	7,892	48,521
Meridian Energy Ltd. (a)	14,646	27,653

20 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Mighty River Power Ltd. (a)	8,000	17,237
Ryman Healthcare Ltd. (a)	4,285	28,551
Spark New Zealand Ltd. (a)	20,910	52,995
		256,072

Norway - 0.6%
DNB ASA (a)	11,169	135,035
Gjensidige Forsikring ASA (a)	2,285	37,934
Marine Harvest ASA *(a)	4,372	73,540
Norsk Hydro ASA (a)	15,370	56,174
Orkla ASA (a)	9,316	82,519
Schibsted ASA:
Class A (a)	864	25,782
Class B (a)	1,018	29,139
Statoil ASA (a)	12,754	220,841
Telenor ASA (a)	8,580	141,718
Yara International ASA (a)	2,043	64,860
		867,542

Portugal - 0.1%
Banco Espirito Santo SA *(b)	34,023	—
EDP - Energias de Portugal SA (a)	26,467	81,284
Galp Energia SGPS SA (a)	5,288	73,437
Jeronimo Martins SGPS SA (a)	2,876	45,311
		200,032

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT (a)(d)	24,960	46,111
CapitaLand Commercial Trust REIT (a)	23,643	26,006
CapitaLand Ltd. (a)	29,310	67,330
CapitaLand Mall Trust REIT (a)	28,336	44,994
City Developments Ltd. (a)	4,676	28,490
ComfortDelGro Corp. Ltd. (a)	24,596	50,412
DBS Group Holdings Ltd. (a)	20,118	237,032
Global Logistic Properties Ltd. (a)	30,451	41,097
Golden Agri-Resources Ltd. (a)	80,695	21,157
Hutchison Port Holdings Trust (a)	59,735	27,440
Jardine Cycle & Carriage Ltd. (a)	1,129	30,977
Keppel Corp. Ltd. (a)	16,621	68,257
Oversea-Chinese Banking Corp. Ltd. (a)	35,328	230,242
SembCorp Industries Ltd. (a)(d)	11,236	23,665
SembCorp Marine Ltd. (a)	9,553	11,152
Singapore Airlines Ltd. (a)	6,170	48,935
Singapore Exchange Ltd. (a)	9,185	52,324
Singapore Press Holdings Ltd. (a)	18,293	54,010
Singapore Technologies Engineering Ltd. (a)	17,843	42,121
Singapore Telecommunications Ltd. (a)	91,109	281,748
StarHub Ltd. (a)	6,922	19,497
Suntec Real Estate Investment Trust REIT (a)	27,389	36,212

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

United Overseas Bank Ltd. (a)	14,807	204,467
UOL Group Ltd. (a)	5,459	22,269
Wilmar International Ltd. (a)	21,955	53,488
Yangzijiang Shipbuilding Holdings Ltd. (a)	21,926	14,773
		1,784,206

Spain - 2.9%
Abertis Infraestructuras SA (a)	6,225	91,489
ACS Actividades de Construccion y Servicios SA (a)	2,196	60,173
Aena SA (a)(c)	771	101,524
Amadeus IT Holding SA, Class A (a)	5,015	219,700
Banco Bilbao Vizcaya Argentaria SA (a)	74,346	426,046
Banco de Sabadell SA (a)	60,793	81,228
Banco Popular Espanol SA (a)	19,777	25,769
Banco Santander SA (a)	164,970	642,296
Bankia SA (a)	52,652	38,485
Bankinter SA (a)(d)	7,704	49,551
CaixaBank SA (a)	30,428	66,979
Distribuidora Internacional de Alimentacion SA (a)(d)	7,114	41,787
Enagas SA (a)	2,592	78,856
Endesa SA (a)	3,630	73,008
Ferrovial SA (a)	5,533	107,506
Gas Natural SDG SA (a)	4,002	79,364
Grifols SA (a)	3,409	76,983
Iberdrola SA (a)	62,146	419,770
Industria de Diseno Textil SA (a)	12,466	415,710
International Consolidated Airlines Group SA (a)	9,248	46,083
Mapfre SA (a)	12,318	27,239
Red Electrica Corp. SA (a)	1,236	110,195
Repsol SA (a)	12,358	156,774
Telefonica SA (a)	51,175	489,159
Zardoya Otis SA (a)	2,068	19,379
		3,945,053

Sweden - 2.7%
Alfa Laval AB (a)	3,355	52,662
Assa Abloy AB Class B (a)	11,455	234,792
Atlas Copco AB Class B (a)	4,459	105,274
Atlas Copco AB, A Shares (a)	7,674	198,706
Boliden AB (a)	3,125	60,708
Electrolux AB, Series B (a)	2,749	74,663
Getinge AB Class B (a)	2,287	46,970
Hennes & Mauritz AB, Class B (a)	10,851	317,996
Hexagon AB, Class B (a)	2,953	107,489
Husqvarna AB, Class B (a)	4,758	35,297
ICA Gruppen AB (a)	919	30,708
Industrivarden AB, Class C (a)	1,876	30,321
Investor AB Class B (a)	5,205	174,123
Kinnevik AB, Class B (a)	2,690	63,937

22 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Lundin Petroleum AB *(a)	2,133	38,563
Nordea Bank AB (a)	34,714	293,218
Sandvik AB (a)	12,185	121,449
Securitas AB, Class B (a)	3,578	54,991
Skandinaviska Enskilda Banken AB, Class A (a)	17,360	150,869
Skanska AB Class B (a)	3,886	81,043
SKF AB, Class B (a)	4,549	72,636
Svenska Cellulosa AB SCA, Class B (a)	6,924	220,798
Svenska Handelsbanken AB, Class A (a)	17,114	207,017
Swedbank AB, Class A (a)	10,350	216,497
Swedish Match AB (a)	2,245	78,018
Tele2 AB, Class B (a)	3,676	32,156
Telefonaktiebolaget LM Ericsson, Class B (a)	34,781	265,853
Telia Co. AB (a)	29,692	140,072
Volvo AB, Class B (a)	17,621	174,010
		3,680,836

Switzerland - 9.5%
ABB Ltd. *(a)	22,486	442,896
Actelion Ltd. *(a)	1,173	196,825
Adecco Group AG (a)	1,894	95,412
Aryzta AG *(a)	996	36,599
Baloise Holding AG (a)	571	63,679
Barry Callebaut AG *(a)	25	30,704
Chocoladefabriken Lindt & Sprungli AG:
Participation Certificate (a)	11	65,431
Registered Shares (a)	1	71,364
Cie Financiere Richemont SA (a)	5,965	349,937
Coca-Cola HBC AG *(a)	2,066	41,669
Credit Suisse Group AG *(a)	21,252	226,469
Dufry AG *(a)	523	62,771
EMS-Chemie Holding AG (a)	93	48,093
Galenica AG (a)	44	59,272
Geberit AG (a)	431	162,812
Givaudan SA (a)	105	210,991
Glencore plc (a)	139,839	285,710
Julius Baer Group Ltd. *(a)	2,557	102,757
Kuehne + Nagel International AG (a)	617	86,262
LafargeHolcim Ltd. *(a)	5,202	217,296
Lonza Group AG *(a)	604	100,091
Nestle SA (a)	36,440	2,810,824
Novartis AG (a)	26,005	2,139,269
Pargesa Holding SA (a)	397	26,282
Partners Group Holding AG (a)	198	84,902
Roche Holding AG (a)	8,029	2,119,901
Schindler Holding AG:
Participation Certificate (a)	505	91,510
Registered Shares (a)	233	42,410
SGS SA (a)	62	142,165

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Sika AG (a)	24	100,396
Sonova Holding AG (a)	609	80,913
Swatch Group AG (The):
Bearer Shares (a)	352	102,327
Registered Shares (a)	567	32,523
Swiss Life Holding AG *(a)	366	84,551
Swiss Prime Site AG *(a)	796	71,992
Swiss Re AG (a)	3,813	333,356
Swisscom AG (a)	296	147,039
Syngenta AG (a)	1,062	408,208
UBS Group AG (a)	41,799	540,821
Wolseley plc (a)	2,917	151,174
Zurich Insurance Group AG *(a)	1,719	425,317
		12,892,920

United Kingdom - 16.5%
3i Group plc (a)	11,116	82,734
Aberdeen Asset Management plc (a)	10,543	40,743
Admiral Group plc (a)	2,413	65,861
Aggreko plc (a)	2,927	50,271
Anglo American plc (a)	16,021	155,579
Antofagasta plc (a)(d)	4,506	27,993
ARM Holdings plc (a)	16,096	243,789
Ashtead Group plc (a)	5,752	82,548
Associated British Foods plc (a)	4,071	147,607
AstraZeneca plc (a)	14,448	860,075
Auto Trader Group plc (a)(c)	11,440	54,094
Aviva plc (a)	46,272	248,679
Babcock International Group plc (a)	2,881	34,875
BAE Systems plc (a)	36,191	253,768
Barclays plc (a)	192,086	365,697
Barratt Developments plc (a)	11,455	62,731
Berkeley Group Holdings plc (a)	1,483	50,484
BHP Billiton plc (a)	24,138	303,622
BP plc (a)	211,273	1,233,693
British American Tobacco plc (a)	21,306	1,386,391
British Land Co. plc (The) REIT (a)	11,175	92,542
BT Group plc (a)	96,776	534,382
Bunzl plc (a)	3,830	118,464
Burberry Group plc (a)	5,085	79,488
Capita plc (a)	7,595	97,552
Carnival plc (a)	2,166	96,163
Centrica plc (a)	62,008	187,208
Cobham plc (a)	13,012	27,298
Compass Group plc (a)	18,791	358,186
Croda International plc (a)	1,500	62,871
Diageo plc (a)	28,760	804,739
Direct Line Insurance Group plc (a)	15,714	72,669
Dixons Carphone plc (a)	11,185	48,557

24 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

easyJet plc (a)	1,815	26,365
Fresnillo plc (a)	2,526	55,823
G4S plc (a)	17,733	43,897
GKN plc (a)	19,588	70,506
GlaxoSmithKline plc (a)	55,659	1,196,573
Hammerson plc REIT (a)	8,965	65,494
Hargreaves Lansdown plc (a)	2,981	49,606
HSBC Holdings plc (a)	224,994	1,405,549
ICAP plc (a)	6,329	35,576
IMI plc (a)	3,107	40,149
Imperial Brands plc (a)	10,957	594,799
Inmarsat plc (a)	5,142	55,192
InterContinental Hotels Group plc (a)	2,136	79,371
Intertek Group plc (a)	1,844	86,109
Intu Properties plc REIT (a)	10,757	42,084
Investec plc (a)	7,056	44,476
ITV plc (a)	41,472	100,181
J Sainsbury plc (a)(d)	15,390	47,728
Johnson Matthey plc (a)	2,211	83,697
Kingfisher plc (a)	26,068	112,523
Land Securities Group plc REIT (a)	9,036	127,884
Legal & General Group plc (a)	67,989	176,224
Lloyds Banking Group plc (a)	734,153	539,845
London Stock Exchange Group plc (a)	3,583	121,371
Marks & Spencer Group plc (a)	18,539	78,824
Mediclinic International plc (a)	4,212	61,669
Meggitt plc (a)	8,859	48,057
Merlin Entertainments plc (a)(c)	8,110	48,169
Mondi plc (a)	4,197	78,218
National Grid plc (a)	42,809	629,528
Next plc (a)	1,635	109,384
Old Mutual plc (a)	56,329	151,835
Pearson plc (a)	9,390	122,466
Persimmon plc (a)	3,515	68,593
Petrofac Ltd. (a)	2,965	30,815
Provident Financial plc (a)	1,682	51,991
Prudential plc (a)	29,401	500,870
Randgold Resources Ltd. (a)	1,068	119,915
Reckitt Benckiser Group plc (a)	7,266	731,000
RELX NV (a)	11,369	198,406
RELX plc (a)	12,654	233,158
Rio Tinto plc (a)	14,133	436,853
Rolls-Royce Holdings plc *(a)	21,014	199,544
Royal Bank of Scotland Group plc *(a)	39,859	93,873
Royal Mail plc (a)	10,286	69,731
RSA Insurance Group plc (a)	11,624	77,628
SABMiller plc (a)	11,115	647,969
Sage Group plc (The) (a)	12,335	107,269
Schroders plc (a)	1,549	48,912

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 25

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Segro plc REIT (a)	8,545	47,970
Severn Trent plc (a)	2,688	87,809
Sky plc (a)	11,800	133,933
Smith & Nephew plc (a)	10,234	173,563
Smiths Group plc (a)	4,515	69,543
SSE plc (a)	11,499	240,443
St James's Place plc (a)	5,996	64,224
Standard Chartered plc (a)	37,465	284,975
Standard Life plc (a)	22,514	88,482
Tate & Lyle plc (a)	5,330	47,525
Taylor Wimpey plc (a)	37,249	66,552
Tesco plc *(a)	93,043	217,675
Travis Perkins plc (a)	2,856	57,136
Unilever plc (a)	14,668	703,581
United Utilities Group plc (a)	7,793	108,515
Vodafone Group plc (a)	303,508	923,936
Weir Group plc (The) (a)	2,445	47,212
Whitbread plc (a)	2,085	97,452
William Hill plc (a)	10,109	35,014
WM Morrison Supermarkets plc (a)	25,353	63,595
Worldpay Group plc *(a)(c)	16,000	58,238
WPP plc (a)	14,797	307,226
		22,401,651

United States - 0.0%
Ball Corp.	368	26,622

Total Common Stocks (Cost $128,219,998)		133,259,473

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Bayerische Motoren Werke AG (a)	622	39,429
Fuchs Petrolub SE (a)	794	31,184
Henkel AG & Co. KGaA (a)	2,036	247,577
Porsche Automobil Holding SE (a)	1,750	80,624
Schaeffler AG (a)	1,897	25,149
Volkswagen AG (a)	2,121	254,909
		678,872

Italy - 0.0%
Intesa Sanpaolo SpA (a)	10,657	19,033

Total Preferred Stocks (Cost $694,959)		697,905

26 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 0.4%

iShares MSCI EAFE ETF (d)	9,584	534,883

Total Exchange-Traded Products (Cost $560,712)		534,883

RIGHTS - 0.0%

Hong Kong - 0.0%
Noble Group Ltd. (expiring 07/20/16) *(b)	50,066	3,345

Spain - 0.0%
ACS Actividades de Construccion y Servicios SA (expiring 07/18/16) *	2,196	1,543

Total Rights (Cost $17,450)		4,888

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
State Street Institutional U.S. Government Money Market Fund, 0.25%	1,847,353	1,847,353

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,847,353)		1,847,353

TOTAL INVESTMENTS (Cost $131,340,472) - 100.2%		136,344,502
Other assets and liabilities, net - (0.2%)		(327,516)
NET ASSETS - 100.0%		$136,016,986

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Due to significant market movements following the close of trading in the local markets, the value of this security as of June 30, 2016 was adjusted by a third party pricing service. See Note A.
(b) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $36,658, which represents 0.0% of the net assets of the Portfolio as of June 30, 2016.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $489,733, which represents 0.4% of the net assets of the Portfolio as of June 30, 2016.

(d) Security, or portion of security, is on loan. Total value of securities on loan is $1,798,938.

Abbreviations:
ADR:	American Depositary Receipts
CVA:	Certificaten Van Aandelen
ETF:	Exchange-Traded Fund
FDR:	Fiduciary Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipts
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 27

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $131,340,472) - see accompanying schedule	$136,344,502
Cash	6,071
Cash denominated in foreign currencies (Cost $435,022)	431,386
Receivable for securities sold	1,146,957
Receivable for shares sold	179,947
Dividends and interest receivable	691,262
Securities lending income receivable	953
Directors' deferred compensation plan	79,524
Other assets	237,701
Total assets	139,118,303

LIABILITIES
Payable for securities purchased	26,347
Payable upon return of securities loaned	1,847,353
Payable for shares redeemed	627,199
Payable for line of credit	271,150
Payable to Calvert Investment Management, Inc.	64,752
Payable to Calvert Investment Distributors, Inc.	680
Payable to Calvert Investment Administrative Services, Inc.	11,619
Payable to Calvert Investment Services, Inc.	871
Payable for Directors' fees and expenses	7,635
Directors' deferred compensation plan	79,524
Accrued expenses and other liabilities	164,187
Total liabilities	3,101,317
NET ASSETS	$136,016,986

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 1,775,418 shares outstanding	$137,095,148
Class F: 55,482 shares outstanding	3,684,014
Undistributed net investment income	6,155,347
Accumulated net realized gain (loss) on investments and foreign currency transactions	(15,876,794)
Net unrealized appreciation (depreciation) on investments, foreign currencies and assets and liabilities denominated in foreign currencies	4,959,271
NET ASSETS	$136,016,986

NET ASSET VALUE PER SHARE
Class I (based on net assets of $131,869,763)	$74.28
Class F (based on net assets of $4,147,223)	$74.75
See notes to financial statements.

28 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $295,472)	$3,331,487
Other income (a)	237,701
Securities lending income	953
Interest income	417
Total investment income	3,570,558

Expenses:
Investment advisory fee	413,289
Administrative fees	78,668
Transfer agency fees and expenses	8,674
Distribution Plan expenses:
Class F	3,816
Directors' fees and expenses	16,431
Accounting fees	21,946
Custodian fees	81,081
Professional fees	18,716
Reports to shareholders	18,013
Licensing fees	34,683
Miscellaneous	19,005
Total expenses	714,322
Reimbursement from Advisor:
Class F	(1,021)
Administrative fees waived	(4,866)
Net expenses	708,435
NET INVESTMENT INCOME	2,862,123

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	791,573
Foreign currency transactions	39,702
831,275

Change in unrealized appreciation (depreciation) on:
Investments	(8,947,616)
Assets and liabilities denominated in foreign currencies	(8,877)
(8,956,493)

NET REALIZED AND UNREALIZED LOSS	(8,125,218)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($5,263,095)

(a) Other income represents a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Assets and Liabilities.
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 29

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$2,862,123	$3,475,526
Net realized gain	831,275	1,851,944
Net change in unrealized depreciation	(8,956,493)	(7,114,414)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(5,263,095)	(1,786,944)

Distributions to shareholders from:
Net investment income:
Class I shares	—	(412,021)
Class F shares	—	(1,214)
Total distributions	—	(413,235)

Capital share transactions:
Shares sold:
Class I shares	5,615,999	15,102,485
Class F shares	811,970	1,000,627
Reinvestment of distributions:
Class I shares	—	412,021
Class F shares	—	1,214
Shares redeemed:
Class I shares	(23,440,875)	(28,984,820)
Class F shares	(423,681)	(965,554)
Total capital share transactions	(17,436,587)	(13,434,027)

TOTAL DECREASE IN NET ASSETS	(22,699,682)	(15,634,206)

NET ASSETS
Beginning of period	158,716,668	174,350,874
End of period (including undistributed net investment income of $6,155,347 and $3,293,224, respectively)	$136,016,986	$158,716,668

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	77,280	184,533
Class F shares	10,758	12,356
Reinvestment of distributions:
Class I shares	—	5,262
Class F shares	—	15
Shares redeemed:
Class I shares	(315,841)	(351,455)
Class F shares	(5,707)	(11,681)
Total capital share activity	(233,510)	(160,970)
See notes to financial statements.

30 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP EAFE International Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F and Class I shares. Class F shares are subject to Distribution Plan Expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Common stock, preferred stock, and rights securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. The Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

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Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Common Stocks**	$619,440	$132,640,033	***	$0	$133,259,473
Preferred Stocks**	—	697,905***		—	697,905
Exchange-Traded Products	534,883	—		—	534,883
Rights	1,543	3,345		—	4,888
Short Term Investment of Cash Collateral For Securities Loaned	1,847,353	—		—	1,847,353
TOTAL	$3,003,219	$133,341,283		$0^	$136,344,502

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
^ Level 3 securities are valued at $0 and represent 0.0% of net assets.
On June 30, 2016, $116,496 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets

32 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.56%, of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2017. The contractual expense caps are 1.19% for Class F and 0.99% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for both classes of the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for both classes of the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.20% annually of the average daily net assets of Class F. Class I shares do not have Distribution Plan expenses.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $5,535 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 33

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $16,677,206 and $31,467,089, respectively.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

Capital Loss Carryforwards
EXPIRATION DATE
2016	($13,985,501)
2017	(15,978)
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$25,047,228
Unrealized (depreciation)	(22,156,230)
Net unrealized appreciation (depreciation)	$2,890,998

Federal income tax cost of investments	$133,453,504
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$413,821	—	—	—	$413,821
Exchange-Traded Products	$1,433,532	—	—	—	$1,433,532
Total Borrowings	$1,847,353	—	—	—	$1,847,353
Amount of recognized liabilities for securities lending transactions					$1,847,353

34 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had $271,150 of outstanding loans pursuant to this line of credit at June 30, 2016.
For the six months ended June 30, 2016, borrowing information by the Portfolio under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$157,559	1.64%	$2,734,219	June 2016
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 35

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)	December 31, 2012 (a)	December 31, 2011 (a)
Net asset value, beginning	$76.87	$78.33	$85.97	$72.87	$63.54	$74.78
Income from investment operations:
Net investment income	1.42(b)	1.63	2.24	1.70	1.70	1.85
Net realized and unrealized gain (loss)	(4.01)	(2.88)	(7.75)	13.34	9.30	(11.37)
Total from investment operations	(2.59)	(1.25)	(5.51)	15.04	11.00	(9.52)
Distributions from:
Net investment income	—	(0.21)	(2.13)	(1.94)	(1.67)	(1.72)
Total distributions	—	(0.21)	(2.13)	(1.94)	(1.67)	(1.72)
Total increase (decrease) in net asset value	(2.59)	(1.46)	(7.64)	13.10	9.33	(11.24)
Net asset value, ending	$74.28	$76.87	$78.33	$85.97	$72.87	$63.54
Total return (c)	(3.37%)	(1.61%)	(6.44%)	20.72%	17.34%	(12.71%)
Ratios to average net assets: (d)
Net investment income	3.72%(b)(e)	2.01%	2.63%	2.15%	2.51%	2.53%
Total expenses	0.96%(e)	0.95%	0.98%	0.97%	0.96%	1.00%
Net expenses	0.95%(e)	0.95%	0.98%	0.97%	0.96%	0.95%
Portfolio turnover	11%	10%	28%	12%	16%	24%
Net assets, ending (in thousands)	$131,870	$154,811	$170,425	$159,182	$142,443	$122,329

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.118 per share and 0.16% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

36 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS F SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)	December 31, 2012 (a)	December 31, 2011 (a)
Net asset value, beginning	$77.45	$78.93	$86.41	$73.19	$65.66	$76.90
Income from investment operations:
Net investment income	1.37(b)	1.44	2.03	1.49	1.80	1.67
Net realized and unrealized gain (loss)	(4.07)	(2.90)	(7.74)	13.44	9.36	(11.60)
Total from investment operations	(2.70)	(1.46)	(5.71)	14.93	11.16	(9.93)
Distributions from:
Net investment income	—	(0.02)	(1.77)	(1.71)	(3.63)	(1.31)
Total distributions	—	(0.02)	(1.77)	(1.71)	(3.63)	(1.31)
Total increase (decrease) in net asset value	(2.70)	(1.48)	(7.48)	13.22	7.53	(11.24)
Net asset value, ending	$74.75	$77.45	$78.93	$86.41	$73.19	$65.66
Total return (c)	(3.49%)	(1.84%)	(6.62%)	20.47%	17.05%	(12.90%)
Ratios to average net assets: (d)
Net investment income	3.53%(b)(e)	1.75%	2.37%	1.85%	2.66%	2.24%
Total expenses	1.25%(e)	1.24%	1.32%	1.26%	1.25%	1.25%
Net expenses	1.19%(e)	1.19%	1.19%	1.19%	1.18%	1.16%
Portfolio turnover	11%	10%	28%	12%	16%	24%
Net assets, ending (in thousands)	$4,147	$3,906	$3,926	$3,131	$2,150	$6,429

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.140 per share and 0.19% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 37

PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP Investment Grade Bond Index Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
5	Understanding Your Fund's Expenses
6	Schedule of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Notes to Financial Statements
24	Financial Highlights
26	Proxy Voting
26	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

Tina J. Udell Ameritas Investment Partners, Inc.
Market Review
The fixed income markets were subject to heightened volatility in the first half of 2016 due to a continuation of the 2015 decline in commodity prices followed by a subsequent rally in the latter half of Q1; the Fed shifting more dovish, taking the highly publicized rate increases in 2016 substantially off the table; and most recently the uncertainty created by the decision of the UK to exit the European Union (“Brexit”). Treasury yields fell across the board with the most profound impact on longer maturities creating a flatter yield curve. The significant decline in yields led to positive performance in the fixed income markets. The corporate sector enjoyed the strongest performance as the demand for yield globally sent spreads tighter by 10 basis points over the first six months. The securitized sector had the weakest performance within the Index due to its shorter duration.
Investment Strategy and Technique
The Portfolio employs a passive management approach in an effort to mirror, as closely as possible, the performance of the Barclays U.S. Aggregate Bond Index. However, with almost 9,800 securities in the Index, full replication is not feasible.
Therefore, we utilize a stratified sampling strategy to create a Portfolio of securities with similar characteristics to the Index, including duration, sector allocation and quality. Stratified sampling requires the portfolio manager to select securities in each sector to represent sectors in the Index. Since the Barclays U.S. Aggregate Index is not an actual mutual fund, it is not possible to invest in directly. Unlike the Index, the Portfolio incurs operating expenses.
Fund Performance Relative to the Benchmark
For the six months ended June 30, 2016, the Calvert VP Investment Grade Bond Index Portfolio (Class I) performed in-line with the Index, returning 5.49% compared with
5.31% for the Barclays U.S. Aggregate Bond Index. The outperformance was largely due to a slight overweight in the longer part of the curve, which outperformed significantly as the yield curve flattened.
Positioning and Market Outlook
While we believe that the U.S. should continue to see growth in 2016, increased uncertainty regarding economic and

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Government	44.0%
Mortgage Securities	27.8%
Financial	8.1%
Energy	3.9%
Industrial	3.5%
Communications	3.5%
Consumer, Non-cyclical	3.0%
Basic Materials	1.6%
Technology	1.5%
Consumer, Cyclical	1.1%
Utilities	0.8%
Short-Term Investments	0.6%
Asset Backed Securities	0.6%
Total	100%

* Does not reflect the value of securities held as cash collateral on securities loaned.

financial market outcomes globally may modestly reduce the pace.
In our opinion, household consumption will remain the driver of growth as low energy prices and wage gains are supportive of consumer spending. However, volatility will likely remain elevated as Europe works through the next steps of Brexit and the U.S. faces an upcoming election. Treasury yields are expected to remain “lower for longer”, and we believe that the Fed will remain in a holding pattern given the increased uncertainty globally, with the earliest chance of a rate increase slated for the end of the year or early 2017. On average, corporate spreads should tighten modestly as pressure due to declining corporate fundamentals will be offset by strong technicals in the market led by the search for yield across the globe.
Ameritas Investment Partners, Inc.
June 2016

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods. The results shown are for Class I shares, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	5 Year	10 Year
Class I	5.49%	5.74%	3.57%	4.98%
Class F	5.37%	5.57%	3.53%	4.96%
Barclays U.S. Aggregate Bond Index	5.31%	6.00%	3.76%	5.13%

Calvert VP Investment Grade Bond Index Portfolio first offered Class F shares on October 30, 2015. Performance prior to that date reflects the performance of Class I shares. Actual Class F share performance would have been different.
* Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for Class I shares is 0.54%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Class I
Actual	0.46%	$1,000.00	$1,054.90	$2.35
Hypothetical (5% return per year before expenses)	0.46%	$1,000.00	$1,022.58	$2.31
Class F
Actual	0.71%	$1,000.00	$1,053.70	$3.63
Hypothetical (5% return per year before expenses)	0.71%	$1,000.00	$1,021.33	$3.57
* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 0.6%

Asset-Backed - Automobile - 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (a)	150,000	152,159
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94%, 3/15/18	13,229	13,242
World Omni Auto Receivables Trust, Series 2013-A, Class A4, 0.87%, 7/15/19	300,000	299,710
		465,111

Asset-Backed - Credit Card - 0.3%
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, 2/22/19	75,000	75,078
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	200,000	200,507
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	262,067
		537,652

Asset-Backed - Other - 0.0%
MVW Owner Trust, 2.15%, 4/22/30 (a)	40,062	39,760

Total Asset-Backed Securities (Cost $1,035,827)		1,042,523

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%

Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4, 5.79%, 4/10/49 (b)	519,118	523,225
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	475,741
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	712,363
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742%, 11/10/46 (a)	15,614	15,712
Morgan Stanley Capital I Trust, Series 2011-C2, Class A2, 3.476%, 6/15/44 (a)	57,904	58,093
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	653,265

Total Commercial Mortgage-Backed Securities (Cost $2,275,552)		2,438,399

CORPORATE BONDS - 26.8%

Basic Materials - 1.6%
Alcoa, Inc., 5.72%, 2/23/19	149,000	160,080
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	108,588
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	102,113
Ecolab, Inc., 4.35%, 12/8/21	150,000	169,809
Freeport-McMoRan, Inc.:
3.10%, 3/15/20	100,000	94,500
5.45%, 3/15/43	50,000	40,125
Glencore Finance Canada Ltd., 3.60%, 1/15/17 (a)	125,000	125,063
LYB International Finance BV, 5.25%, 7/15/43	100,000	109,348

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D

Mosaic Co. (The), 5.625%, 11/15/43	400,000	443,650
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	204,467
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	400,000	429,860
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	157,850
Vale Overseas Ltd., 4.375%, 1/11/22 (c)	500,000	468,600
Valspar Corp. (The), 4.20%, 1/15/22	300,000	320,918
		2,934,971

Communications - 3.5%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	116,154
Amazon.com, Inc., 2.50%, 11/29/22	200,000	206,253
America Movil SAB de CV, 2.375%, 9/8/16	100,000	100,293
AT&T, Inc.:
5.20%, 3/15/20	200,000	223,747
3.90%, 3/11/24	200,000	211,701
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25 (a)	500,000	546,651
Comcast Corp., 3.125%, 7/15/22	100,000	106,929
Crown Castle Towers LLC, 4.883%, 8/15/40 (a)	300,000	327,040
Discovery Communications LLC, 5.05%, 6/1/20	200,000	220,557
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	105,234
4.45%, 1/15/43	200,000	223,907
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,068,362
Time Warner, Inc.:
4.875%, 3/15/20	100,000	111,080
4.00%, 1/15/22	290,000	312,754
5.375%, 10/15/41	100,000	114,970
4.90%, 6/15/42	200,000	214,831
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	349,388
5.05%, 3/15/34	200,000	221,979
6.55%, 9/15/43	350,000	471,585
Viacom, Inc., 3.875%, 4/1/24	100,000	101,570
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,056,835
		6,411,820

Consumer, Cyclical - 1.1%
BorgWarner, Inc., 5.75%, 11/1/16	500,000	506,052
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	373,185
CVS Pass-Through Trust, 6.036%, 12/10/28	93,337	105,916
Ford Motor Credit Co. LLC:
4.25%, 2/3/17	100,000	101,598
5.875%, 8/2/21	200,000	229,382
Lowe's Co.'s, Inc., 3.875%, 9/15/23	100,000	111,919
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	100,642

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D

Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	104,374
6.50%, 8/15/37	250,000	362,321
		1,995,389

Consumer, Non-cyclical - 2.9%
AbbVie, Inc., 2.90%, 11/6/22	200,000	203,924
Amgen, Inc., 4.10%, 6/15/21	700,000	768,649
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	101,169
4.00%, 1/17/43	100,000	103,039
4.625%, 2/1/44	1,000,000	1,122,363
Cigna Corp., 4.00%, 2/15/22	400,000	430,850
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	79,426
Equifax, Inc., 3.30%, 12/15/22	450,000	475,105
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	108,287
Hershey Co. (The), 1.50%, 11/1/16	50,000	50,133
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	106,352
Kroger Co. (The), 3.85%, 8/1/23	100,000	109,743
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	107,082
Life Technologies Corp., 6.00%, 3/1/20	100,000	112,853
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	112,075
PepsiCo, Inc., 2.75%, 3/5/22	100,000	104,766
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,139,860
Sanofi, 1.25%, 4/10/18	100,000	100,617
Zoetis, Inc., 4.70%, 2/1/43	100,000	99,086
		5,435,379

Energy - 3.9%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	504,280
Chevron Corp., 3.191%, 6/24/23	100,000	106,243
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (a)	100,000	108,240
Colonial Pipeline Co., 6.58%, 8/28/32 (a)	100,000	120,259
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	314,743
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,032,483
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)(d)	400,000	421,597
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	1,005,000
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	250,340
Shell International Finance BV:
2.25%, 1/6/23	200,000	200,901
4.125%, 5/11/35	1,350,000	1,455,820
4.55%, 8/12/43	100,000	111,222
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	400,000	392,055
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,141,996
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	90,929
		7,256,108

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D

Financial - 8.0%
American International Group, Inc., 4.875%, 6/1/22	250,000	278,506
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (a)	800,000	902,562
Bank of America Corp.:
5.65%, 5/1/18	250,000	267,912
4.125%, 1/22/24	300,000	322,674
Bank of America NA, 5.30%, 3/15/17	650,000	667,529
Bank of New York Mellon Corp. (The), 1.30%, 1/25/18	850,000	852,969
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500,000	530,870
3.00%, 5/15/22	200,000	213,672
4.30%, 5/15/43	1,000,000	1,109,873
Boston Properties LP, 3.85%, 2/1/23	100,000	107,014
Capital One Bank, 3.375%, 2/15/23	200,000	204,280
Citigroup, Inc.:
6.125%, 5/15/18	200,000	216,036
2.50%, 9/26/18	500,000	509,910
5.50%, 9/13/25	80,000	89,675
DDR Corp., 4.75%, 4/15/18	300,000	313,000
Discover Financial Services, 3.85%, 11/21/22	200,000	203,119
ERP Operating LP, 4.625%, 12/15/21	100,000	112,922
Excalibur One 77B LLC, 1.492%, 1/1/25	32,687	32,531
General Electric Co., 4.625%, 1/7/21	100,000	113,395
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	400,000	429,676
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	74,750
Goldman Sachs Group, Inc. (The):
2.375%, 1/22/18	200,000	202,688
2.625%, 1/31/19	200,000	204,694
5.375%, 3/15/20	150,000	166,848
4.00%, 3/3/24	500,000	534,535
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	113,730
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	307,397
4.50%, 1/24/22	400,000	445,138
3.375%, 5/1/23	700,000	713,670
Kimco Realty Corp., 4.30%, 2/1/18	300,000	310,672
Liberty Property LP, 3.375%, 6/15/23	350,000	354,609
MetLife, Inc., 4.875%, 11/13/43	100,000	110,538
Morgan Stanley:
2.125%, 4/25/18	300,000	303,140
4.10%, 5/22/23	500,000	518,431
5.00%, 11/24/25	150,000	164,219
NYSE Holdings LLC, 2.00%, 10/5/17	450,000	454,556
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,102,044
Regions Bank, 7.50%, 5/15/18	100,000	109,670

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D

Toronto-Dominion Bank (The), 2.375%, 10/19/16	100,000	100,468
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	258,367
Welltower, Inc., 5.25%, 1/15/22	800,000	898,681
		14,926,970

Industrial - 3.5%
BNSF Funding Trust I, 6.613%, 1/15/26 floating rate thereafter to 12/15/55 (b)(d)	540,000	607,500
Cummins, Inc., 4.875%, 10/1/43	100,000	116,138
Deere & Co., 6.55%, 10/1/28	250,000	330,900
GATX Corp., 4.85%, 6/1/21	900,000	967,713
General Electric Co., 4.50%, 3/11/44	100,000	115,398
John Deere Capital Corp., 1.20%, 10/10/17	250,000	250,973
Kennametal, Inc., 2.65%, 11/1/19	950,000	955,098
L-3 Communications Corp.:
5.20%, 10/15/19	400,000	435,501
4.75%, 7/15/20	800,000	863,465
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	160,963
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	686,219
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	530,044
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	358,581
United Technologies Corp., 4.50%, 6/1/42	100,000	114,531
		6,493,024

Technology - 1.5%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,104,422
CA, Inc., 5.375%, 12/1/19	200,000	219,788
International Business Machines Corp.:
2.90%, 11/1/21	100,000	106,486
3.625%, 2/12/24	100,000	109,050
NetApp, Inc., 3.25%, 12/15/22	100,000	100,371
Oracle Corp.:
5.75%, 4/15/18	250,000	270,637
2.375%, 1/15/19	900,000	926,616
		2,837,370

Utilities - 0.8%
Connecticut Light & Power Co. (The), 5.65%, 5/1/18	200,000	215,958
PacifiCorp, 4.10%, 2/1/42	100,000	110,369
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,101,894
		1,428,221

Total Corporate Bonds (Cost $46,541,280)		49,719,252

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	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATION - 0.6%

New York - 0.6%
New York City GO Bonds, 3.60%, 8/1/28	1,000,000	1,037,740

Total Municipal Obligations (Cost $988,748)		1,037,740

SOVEREIGN GOVERNMENT BONDS - 0.6%

Mexico Government International Bond, 5.55%, 1/21/45	500,000	598,750
Province of Ontario Canada, 2.45%, 6/29/22	400,000	418,579
Province of Quebec Canada, 2.625%, 2/13/23	75,000	78,699

Total Sovereign Government Bonds (Cost $971,258)		1,096,028

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 7.4%

Fannie Mae, 6.25%, 5/15/29	900,000	1,310,715
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,037,573
Freddie Mac:
5.125%, 11/17/17	1,000,000	1,062,224
4.875%, 6/13/18	3,500,000	3,782,758
3.75%, 3/27/19	3,200,000	3,454,963
6.75%, 3/15/31	1,300,000	2,016,434
6.25%, 7/15/32	700,000	1,059,040

Total U.S. Government Agencies and Instrumentalities (Cost $12,908,947)		13,723,707

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.4%

Fannie Mae:
5.00%, 12/1/16	11,163	11,442
5.00%, 11/1/17	5,331	5,471
5.50%, 8/1/18	24,439	25,189
6.50%, 4/1/23	38,761	39,901
2.50%, 12/1/27	591,342	609,902
4.50%, 5/1/31	457,109	501,475
6.50%, 8/1/32	61,365	70,617
5.50%, 7/1/33	56,166	63,704
5.50%, 7/1/33	130,713	147,290
6.00%, 8/1/33	19,160	21,879
5.50%, 11/1/33	70,872	80,152
5.50%, 3/1/34	135,588	153,448
6.00%, 6/1/34	61,905	70,699
5.00%, 7/1/34	126,910	141,501
5.00%, 10/1/34	99,332	110,712
5.50%, 3/1/35	150,666	170,884

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	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - CONT’D

5.50%, 6/1/35	71,193	79,895
5.50%, 9/1/35	67,218	75,745
5.50%, 2/1/36	29,541	33,218
5.50%, 4/1/36	99,351	105,923
6.50%, 9/1/36	69,268	79,713
5.50%, 11/1/36	45,969	51,780
6.00%, 8/1/37	602,279	690,143
6.00%, 5/1/38	60,617	69,220
5.50%, 6/1/38	73,509	83,096
6.00%, 7/1/38	330,418	380,480
2.505%, 9/1/38(b)	318,217	336,698
4.00%, 3/1/39	108,413	116,349
4.50%, 5/1/40	549,614	607,714
4.50%, 7/1/40	235,506	258,152
4.50%, 10/1/40	916,972	1,004,013
3.50%, 2/1/41	674,014	712,845
3.50%, 3/1/41	688,927	728,614
4.00%, 3/1/41	382,204	411,072
4.50%, 6/1/41	1,073,267	1,174,025
3.50%, 3/1/42	1,275,793	1,364,493
4.00%, 8/1/42	1,047,248	1,135,604
3.50%, 12/1/42	1,341,860	1,434,420
2.50%, 1/1/43	1,109,580	1,123,407
3.00%, 1/1/43	1,570,009	1,632,879
3.00%, 5/1/43	2,176,412	2,268,699
3.00%, 8/1/43	1,700,319	1,781,091
3.00%, 8/1/43	2,670,546	2,777,177
3.50%, 8/1/43	1,626,367	1,733,657
4.50%, 11/1/43	1,595,846	1,742,835
4.00%, 5/1/44	2,404,490	2,577,015
4.50%, 11/1/44	1,464,323	1,604,245
4.00%, 6/1/45	867,554	930,288
Freddie Mac:
4.50%, 9/1/18	27,001	27,666
5.00%, 11/1/20	44,130	46,459
4.00%, 3/1/25	441,061	468,326
3.50%, 11/1/25	430,261	456,012
3.50%, 7/1/26	335,611	355,568
2.50%, 3/1/28	195,897	202,908
2.50%, 1/1/31	1,921,560	1,989,254
5.00%, 2/1/33	39,167	43,227
5.00%, 4/1/35	59,153	65,793
5.00%, 12/1/35	127,718	141,690
6.00%, 8/1/36	42,411	48,759
5.00%, 10/1/36	241,187	268,084
6.50%, 10/1/37	47,787	51,522
5.00%, 1/1/38	409,806	452,276
5.00%, 7/1/39	143,328	158,575

12 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - CONT’D

4.00%, 11/1/39	513,765	552,078
4.50%, 1/1/40	221,406	242,916
5.00%, 1/1/40	857,416	959,077
4.50%, 4/1/40	607,400	666,282
6.00%, 4/1/40	106,951	122,116
4.50%, 5/1/40	171,887	190,412
4.50%, 5/1/40	392,103	429,236
4.50%, 6/1/41	293,952	322,289
3.50%, 10/1/41	804,844	849,972
3.50%, 7/1/42	1,008,960	1,065,379
3.00%, 1/1/43	1,352,254	1,405,179
4.50%, 9/1/44	1,060,541	1,156,994
Ginnie Mae:
4.50%, 7/20/33	261,087	282,592
5.50%, 7/20/34	113,160	127,219
6.00%, 11/20/37	140,852	162,806
6.00%, 10/15/38	691,314	790,600
5.00%, 12/15/38	243,425	272,672
5.00%, 5/15/39	323,494	365,961
5.00%, 10/15/39	499,594	565,726
4.00%, 12/20/40	1,120,412	1,221,740
4.00%, 11/20/41	110,663	119,121
4.00%, 8/20/42	773,170	831,089

Total U.S. Government Agency Mortgage-Backed Securities (Cost $46,913,423)		48,806,346

U.S. TREASURY OBLIGATIONS - 35.2%

United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,339,219
8.00%, 11/15/21	1,000,000	1,361,445
6.25%, 8/15/23	1,000,000	1,340,352
5.375%, 2/15/31	1,400,000	2,076,430
3.875%, 8/15/40	1,000,000	1,327,227
4.375%, 5/15/41	2,000,000	2,855,782
3.125%, 11/15/41	1,000,000	1,180,898
3.00%, 5/15/42	1,000,000	1,155,078
3.75%, 11/15/43	1,045,000	1,378,747
3.125%, 8/15/44	1,600,000	1,883,374
2.50%, 2/15/45	1,000,000	1,041,133
United States Treasury Notes:
4.50%, 5/15/17	2,000,000	2,068,672
2.375%, 7/31/17	2,000,000	2,039,532
1.875%, 9/30/17	2,000,000	2,032,734
4.25%, 11/15/17	1,000,000	1,050,312
2.625%, 1/31/18	1,000,000	1,032,070
3.50%, 2/15/18	2,000,000	2,093,906

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	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - CONT’D

2.375%, 5/31/18	1,000,000	1,033,867
4.00%, 8/15/18	2,000,000	2,145,704
3.75%, 11/15/18	1,000,000	1,073,438
1.625%, 3/31/19	947,000	970,749
3.125%, 5/15/19	4,500,000	4,809,726
3.625%, 8/15/19	1,000,000	1,089,141
1.00%, 8/31/19	2,000,000	2,015,390
3.375%, 11/15/19	1,100,000	1,195,262
3.625%, 2/15/20	1,000,000	1,100,391
1.125%, 4/30/20	1,000,000	1,009,805
2.625%, 8/15/20	2,000,000	2,138,124
2.625%, 11/15/20	3,000,000	3,214,218
3.625%, 2/15/21	1,000,000	1,119,102
2.25%, 3/31/21	200,000	211,633
3.125%, 5/15/21	3,500,000	3,850,682
1.75%, 5/15/22	1,000,000	1,033,320
1.625%, 11/15/22	2,500,000	2,558,985
2.75%, 11/15/23	1,000,000	1,102,344
2.75%, 2/15/24	3,000,000	3,311,601
2.25%, 11/15/24	2,000,000	2,133,438
2.00%, 2/15/25	700,000	732,375

Total U.S. Treasury Obligations (Cost $60,628,375)		65,106,206

FLOATING RATE LOAN (e) – 0.0%

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(f)(g)(h)	96,336	1,089

Total Floating Rate Loans (Cost $96,336)		1,089

TIME DEPOSIT - 0.6%

State Street Bank Time Deposit, 0.293%, 7/1/16	1,197,560	1,197,560

Total Time Deposit (Cost $1,197,560)		1,197,560

14 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

State Street Institutional U.S. Government Money Market Fund, 0.25%	148,580	148,580

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $148,580)		148,580

TOTAL INVESTMENTS (Cost $173,705,886) - 99.6%		184,317,430
Other assets and liabilities, net - 0.4%		827,909
NET ASSETS - 100.0%		$185,145,339

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,217,270, which represents 1.7% of the net assets of the Portfolio as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $145,574.
(d) The coupon rate changes periodically based upon a predetermined schedule. The interest rate disclosed is that which is in effect on June 30, 2016.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) This security was valued under the direction of the Board of Directors. Total market value of fair valued securities amounts to $1,089, which represents 0.0% of the net assets of the Portfolio as of June 30, 2016.

(g) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(h) Total market value of restricted securities amounts to $1,089, which represents 0.0% of the net assets of the Portfolio as of June 30, 2016.

Abbreviations:
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	96,336
See notes to financial statements.

www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 15

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $173,705,886) - see accompanying schedule	$184,317,430
Receivable for shares sold	21,884
Interest receivable	1,251,124
Securities lending income receivable	267
Directors' deferred compensation plan	95,878
Other assets	42,268
Total assets	185,728,851

LIABILITIES
Payable upon return of securities loaned	148,580
Payable for shares redeemed	226,486
Payable to Calvert Investment Management, Inc.	35,151
Payable to Calvert Investment Distributors, Inc.	26
Payable to Calvert Investment Administrative Services, Inc.	15,280
Payable to Calvert Investment Services, Inc.	1,146
Payable for Directors' fees and expenses	8,673
Directors' deferred compensation plan	95,878
Accrued expenses and other liabilities	52,292
Total liabilities	583,512
NET ASSETS	$185,145,339

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized:
Class I: 3,198,190 shares outstanding	$170,836,608
Class F: 2,200 shares outstanding	121,664
Undistributed net investment income	7,144,703
Accumulated net realized gain (loss)	(3,569,180)
Net unrealized appreciation (depreciation)	10,611,544
NET ASSETS	$185,145,339

NET ASSET VALUE PER SHARE
Class I (based on net assets of $185,018,332)	$57.85
Class F (based on net assets of $127,007)	$57.73
See notes to financial statements.

16 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$2,644,841
Other income (a)	42,268
Securities lending income	267
Total investment income	2,687,376

Expenses:
Investment advisory fee	282,621
Administrative fees	100,466
Transfer agency fees and expenses	8,603
Distribution Plan expenses:
Class F	133
Directors' fees and expenses	19,427
Accounting fees	26,539
Custodian fees	28,293
Professional fees	18,229
Reports to shareholders	13,447
Miscellaneous	4,599
Total expenses	502,357
Reimbursement from Advisor:
Class I	(62,402)
Class F	(212)
Administrative fees waived	(6,259)
Net expenses	433,484
NET INVESTMENT INCOME	2,253,892

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	(85,758)

Change in unrealized appreciation (depreciation)	7,933,648

NET REALIZED AND UNREALIZED GAIN	7,847,890

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,101,782

(a) Other income represents a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Assets and Liabilities.
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$2,253,892	$4,398,491
Net realized gain (loss)	(85,758)	257,424
Net change in unrealized appreciation (depreciation)	7,933,648	(4,412,529)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,101,782	243,386

Distributions to shareholders from:
Net investment income:
Class I shares	—	(283,410)
Class F shares	—	(191)(a)
Total distributions	—	(283,601)

Capital share transactions:
Shares sold:
Class I shares	9,250,544	15,395,868
Class F shares	22,000	100,001(a)
Reinvestment of distributions:
Class I shares	—	283,410
Class F shares	—	191(a)
Shares redeemed:
Class I shares	(24,765,185)	(37,132,964)
Class F shares	(20)	(1)(a)
Total capital share transactions	(15,492,661)	(21,353,495)

TOTAL DECREASE IN NET ASSETS	(5,390,879)	(21,393,710)

NET ASSETS
Beginning of period	190,536,218	211,929,928
End of period (including undistributed net investment income of $7,144,703 and $4,890,811, respectively)	$185,145,339	$190,536,218

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	164,830	279,122
Class F shares	389	1,807(a)
Reinvestment of distributions:
Class I shares	—	5,178
Class F shares	—	4(a)
Shares redeemed:
Class I shares	(439,405)	(671,688)
Class F shares	—(b)	—(a)(b)
Total capital share activity	(274,186)	(385,577)

(a) From October 30, 2015 inception.
(b) Amount is less than 0.5 shares.
See notes to financial statements.

18 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Investment Grade Bond Index Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Portfolio offers Class F and Class I shares. Class F shares commenced operations on October 30, 2015. Class F shares are subject to Distribution Plan expenses, while Class I shares are not. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

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If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$1,042,523	$—	$1,042,523
Commercial Mortgage-Backed Securities	—	2,438,399	—	2,438,399
Corporate Bonds	—	49,719,252	—	49,719,252
Municipal Obligations	—	1,037,740	—	1,037,740
Sovereign Government Bonds	—	1,096,028	—	1,096,028
U.S. Government Agencies and Instrumentalities	—	13,723,707	—	13,723,707
U.S. Government Agency Mortgage-Backed Securities	—	48,806,346	—	48,806,346
U.S. Treasury Obligations	—	65,106,206	—	65,106,206
Floating Rate Loans	—	—	1,089	1,089
Time Deposit	—	1,197,560	—	1,197,560
Short Term Investment of Cash Collateral For Securities Loaned	148,580	—	—	148,580

TOTAL	$148,580	$184,167,761	$1,089^	$184,317,430

* For a complete listing of investments, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.0% of net assets.
There were no transfers between levels during the period.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures (See the Notes to Schedule of Investments on page 15). A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class

20 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.30% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses for the period from May 1, 2016 through April 30, 2017. The contractual expense caps are 0.71% for Class F and 0.46% for Class I. Prior to May 1, 2016, the expense caps were 0.85% for Class F and 0.60% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. For the period from January 1, 2016 through April 30, 2016, the Advisor voluntarily waived the portion of expenses over 0.71% for Class F and 0.46% for Class I. During the six month period ended June 30, 2016, the Advisor voluntarily waived $40,349.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for all classes of the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for all classes of the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.25% annually of the average daily net assets of Class F. Class I shares do not have Distribution Plan expenses.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $7,066 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.

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NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $2,488,324 and $8,925,657, respectively. U.S. government security purchases and sales were $9,460,020 and $15,597,368, respectively.

Capital Loss Carryforwards
EXPIRATION DATE
2016	($1,654,294)
2017	(175,128)
NO EXPIRATION DATE
Short-term	($512,188)
Long-term	(589,876)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$10,826,293
Unrealized (depreciation)	(766,684)
Net unrealized appreciation (depreciation)	$10,059,609

Federal income tax cost of investments	$174,257,821
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$148,580	$—	$—	$—	$148,580

Total Borrowings	$148,580	$—	$—	$—	$148,580

Amount of recognized liabilities for securities lending transactions					$148,580

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NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS I SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011 (a)
Net asset value, beginning	$54.84	$54.90	$53.11	$56.06	$55.50	$52.80
Income from investment operations:
Net investment income	0.67(b)	1.19	1.19	1.03	1.08	1.42
Net realized and unrealized gain (loss)	2.34	(1.17)	1.96	(2.59)	1.04	3.01
Total from investment operations	3.01	0.02	3.15	(1.56)	2.12	4.43
Distributions from:
Net investment income	—	(0.08)	(1.36)	(1.31)	(1.28)	(1.35)
Net realized gain	—	—	—	(0.08)	(0.28)	(0.38)
Total distributions	—	(0.08)	(1.36)	(1.39)	(1.56)	(1.73)
Total increase (decrease) in net asset value	3.01	(0.06)	1.79	(2.95)	0.56	2.70
Net asset value, ending	$57.85	$54.84	$54.90	$53.11	$56.06	$55.50
Total return (c)	5.49%	0.04%	5.93%	(2.80%)	3.83%	8.39%
Ratios to average net assets: (d)
Net investment income	2.37%(b)(e)	2.16%	2.17%	1.84%	2.07%	2.58%
Total expenses	0.53%(e)	0.52%	0.50%	0.50%	0.49%	0.50%
Net expenses	0.46%(e)	0.52%	0.50%	0.50%	0.49%	0.50%
Portfolio turnover	6%	6%	24%	41%	43%	40%
Net assets, ending (in thousands)	$185,018	$190,437	$211,930	$199,633	$203,442	$168,830

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.013 per share and 0.02% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS F SHARES	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)(b)
Net asset value, beginning	$54.79	$55.33
Income from investment operations:
Net investment income	0.60(c)	0.19
Net realized and unrealized gain (loss)	2.34	(0.62)
Total from investment operations	2.94	(0.43)
Distributions from:
Net investment income	—	(0.11)
Total distributions	—	(0.11)
Total increase (decrease) in net asset value	2.94	(0.54)
Net asset value, ending	$57.73	$54.79
Total return (d)	5.37%	(0.78%)
Ratios to average net assets (e)
Net investment income	2.14%(c)(f)	2.01%(f)
Total expenses	1.12%(f)	0.78%(f)
Net expenses	0.71%(f)	0.78%(f)
Portfolio turnover	6%	6%
Net assets, ending (in thousands)	$127	$99

(a) Per share figures are calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Amount includes an one time payment which amounted to $0.015 per share and 0.03% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP Natural Resources Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
6	Understanding Your Fund's Expenses
7	Schedule of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Notes to Financial Statements
15	Financial Highlights
16	Proxy Voting
16	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

John N. Thompson Ameritas Investment Partners, Inc.
Market Review
The investment climate for commodities and commodity related companies turned positive in the first half of 2016 after a very weak 2015 experience, and comparably weak first 6 weeks of 2016. After the initial fall early this year the commodity sector posted a solid recovery over the course of the first six months. Over supply concerns in oil started to ease in late February as did the negative news on China’s economy and ultimate demand for commodities.
Crude oil prices, as measured by West Texas Intermediate crude, started the year near $37 per barrel, and fell sharply to $27 by mid-February, only to recover to $48 at quarter’s end. The recovery represented a 30% gain on the quarter for the commodity.
Other commodity returns were mixed, but experienced similar volatility, with many posting sharp moves both positive and negative. Grains were mixed, as corn was highly volatile but finished near flat on the quarter, on high supply concerns. At the same time, soybeans climbed over 34%, pushing cattle down 16%. In other commodities, sugar was up 32%, base-metals were more subdued with copper up just 3%, and gold finished up 25% on heightened broader market unease, and increased ETF demand.
Investment Strategy and Technique
The Portfolio invests in ETFs and exchange-traded notes (ETNs) that track various commodity, natural resource, and raw materials indices. The Portfolio is constructed to maintain diversified broad exposures to a wide variety of commodities and natural resources, offering exposures similar to the benchmark. Fund selection is based on the underlying company or commodity holdings, the fund management processes, and fund expenses. As of June 30, 2016, the Portfolio’s largest exposure was to energy at 65.8% of its invested assets, followed by grains at about 8.6%, and industrial metals at 6.0%. During the latter part of the second quarter, cash levels were raised to accommodate fund disbursements.
Fund Performance Relative to the Benchmark
For the first half of the year, Calvert VP Natural Resources Portfolio returned 17.31% compared to 3.84% for the benchmark Standard & Poor’s (S&P) 500 Index.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Energy Stocks	58.0%
Grain Commodities	8.6%
Energy Commodities	7.8%
Industrial Metals Commodities	6.0%
Metals Stocks	5.9%
Precious Metals Commodities	5.7%
Soft Commodities	2.9%
Industry Stocks	2.0%
Livestock Commodities	1.8%
Steel and Other Stocks	1.3%
Total	100.0%

* Does not reflect the value of securities held as cash collateral on securities loaned.

Concentrated holdings by design, in the commodity and

natural resource sectors caused the Portfolio to outperform the benchmark, since the S&P 500 Index has a more diversified allocation of holdings across sectors.
The return from the Natural Resources Composite Benchmark, a mix of market indices that more closely reflect the Portfolio’s asset allocation strategy, returned 17.61% for the period.
There was a slight 30 basis point lag in performance attributed to the Portfolio’s fees, as well as the expenses imbedded in the Portfolio’s underlying investments. Strength was broad based across the Portfolio, with the weakest gainers positioned in oil and gas exploration and grains appreciating only 7.9% and 8.1%, respectively. The greatest strength was found in the metals companies and gold miners, which surged ahead 64% and 102%, respectively.
Positioning and Market Outlook
Entering 2016, our outlook for commodities and natural resources called for volatility but it did not foresee the elevated volatility experienced in early 2016. The past few months have produced some stabilization which could take some time to relieve the unease in the commodity markets caused by the earlier turbulence. At current levels, our view is commodity and natural resource price increases are only

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partially reflected in the related stock prices, and we see an environment where continued price stabilization could yield above-average stock price recoveries within the commodity related sectors. As such, we hold a modest overweight exposure to ETFs and ETNs holding stocks, and underweight more direct commodity exposures.
Ameritas Investment Partners, Inc.
June 2016

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Class I shares, and assume the reinvestment of dividends. The result is compared with a broad based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The value of an investment in a different share class would be different.

CALVERT VP NATURAL RESOURCES PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	5 Year	Since Inception (12/28/2006)
Class I	17.31%	-8.20%	-7.18%	-2.42%
S&P 500 Index	3.84%	3.99%	12.10%	6.42%
Natural Resources Composite Benchmark	17.61%	-7.86%	-6.49%	-1.23%

The Natural Resources Composite Benchmark is an internally constructed index comprised of blend of 35% Bloomberg Commodity Index and 65% S&P North American Natural Resources Sector Index.
* Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.29% (includes Acquired Fund fees). This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Actual	0.79%	$1,000.00	$1,173.10	$4.27
Hypothetical (5% return per year before expenses)	0.79%	$1,000.00	$1,020.94	$3.97
* Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies. Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

6 www.calvert.com CALVERT VP NATURAL RESOURCES PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 82.3%
Energy Select Sector SPDR Fund (a)	41,400	2,825,136
iPath Bloomberg Commodity Index Total Return ETN *(a)	180,700	4,468,711
iPath Bloomberg Grains Subindex Total Return ETN *	14,800	485,440
iShares North American Natural Resources ETF	151,800	5,042,796
iShares U.S. Oil & Gas Exploration & Production ETF	25,300	1,435,016
PowerShares DB Base Metals Fund *	36,400	488,488
PowerShares DB Precious Metals Fund *	6,700	274,298
SPDR S&P Metals & Mining ETF (a)	20,500	499,585
VanEck Vectors Gold Miners ETF (a)	21,800	603,860
VanEck Vectors Oil Services ETF	33,600	982,800
Vanguard Energy ETF	33,400	3,177,008
Wisdomtree Continuous Commodity Fund *	63,600	1,301,256

Total Exchange-Traded Products (Cost $22,029,364)		21,584,394

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 3.9%
State Street Bank Time Deposit, 0.293%, 7/1/16	1,029,341	1,029,341

Total Time Deposit (Cost $1,029,341)		1,029,341

	SHARES
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.3%
State Street Institutional U.S. Government Money Market Fund, 0.25%	6,635,425	6,635,425

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $6,635,425)		6,635,425

TOTAL INVESTMENTS (Cost $29,694,130) - 111.5%		29,249,160
Other assets and liabilities, net - (11.5%)		(3,022,997)
NET ASSETS - 100.0%		$26,226,163

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $6,495,047.

Abbreviations:
ETF:	Exchange-Traded Fund
ETN:	Exchange-Traded Note
SPDR:	Standard & Poor's Depository Receipt
See notes to financial statements.

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CALVERT VP NATURAL RESOURCES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $29,694,130) - see accompanying schedule	$29,249,160
Receivable for securities sold	4,495,658
Interest receivable	8
Securities lending income receivable	1,015
Directors' deferred compensation plan	23,100
Other assets	4,924
Total assets	33,773,865

LIABILITIES
Payable upon return of securities loaned	6,635,425
Payable for shares redeemed	843,920
Payable to Calvert Investment Management, Inc.	11,667
Payable to Calvert Investment Administrative Services, Inc.	2,890
Payable to Calvert Investment Services, Inc.	217
Payable for Directors’ fees and expenses	2,275
Directors' deferred compensation plan	23,100
Accrued expenses and other liabilities	28,208
Total liabilities	7,547,702
NET ASSETS	$26,226,163

NET ASSETS CONSIST OF:
Paid-in capital applicable to 696,033 shares of common stock outstanding;
$0.10 par value, 20,000,000 shares authorized	$43,354,380
Undistributed net investment income	533,496
Accumulated net realized gain (loss)	(17,216,743)
Net unrealized appreciation (depreciation)	(444,970)
NET ASSETS	$26,226,163

NET ASSET VALUE PER SHARE	$37.68
See notes to financial statements.

8 www.calvert.com CALVERT VP NATURAL RESOURCES PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP NATURAL RESOURCES PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income	$274,272
Other income (a)	4,924
Interest income	1,366
Securities lending income	1,015
Total investment income	281,577

Expenses:
Investment advisory fee	125,072
Administrative fees	24,117
Transfer agency fees and expenses	2,593
Directors' fees and expenses	5,144
Accounting fees	9,828
Custodian fees	4,943
Professional fees	11,977
Reports to shareholders	8,103
Miscellaneous	3,062
Total expenses	194,839
Reimbursement from Advisor	(13,813)
Administrative fees waived	(1,377)
Net expenses	179,649
NET INVESTMENT INCOME	101,928

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	(14,360,661)

Change in unrealized appreciation (depreciation)	21,915,642

NET REALIZED AND UNREALIZED GAIN	7,554,981

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,656,909

(a) Other income represents a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. The refund is also reflected as a receivable on the Statement of Assets and Liabilities.
See notes to financial statements.

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CALVERT VP NATURAL RESOURCES PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$101,928	$431,589
Net realized loss	(14,360,661)	(3,498,278)
Net change in unrealized appreciation (depreciation)	21,915,642	(11,354,648)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,656,909	(14,421,337)

Distributions to shareholders from:
Net investment income	—	(161,807)
Net realized gain	—	(89,484)
Total distributions	—	(251,291)

Capital share transactions:
Shares sold	4,431,196	10,255,623
Reinvestment of distributions	—	251,291
Shares redeemed	(31,953,541)	(10,225,120)
Total capital share transactions	(27,522,345)	281,794

TOTAL DECREASE IN NET ASSETS	(19,865,436)	(14,390,834)

NET ASSETS
Beginning of period	46,091,599	60,482,433
End of period (including undistributed net investment income of $533,496 and $431,568, respectively)	$26,226,163	$46,091,599

CAPITAL SHARE ACTIVITY
Shares sold	140,537	271,451
Reinvestment of distributions	—	7,756
Shares redeemed	(879,538)	(251,308)
Total capital share activity	(739,001)	27,899
See notes to financial statements.

10 www.calvert.com CALVERT VP NATURAL RESOURCES PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Natural Resources Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds and exchange traded notes (the “Underlying Funds”) representing different natural resources exposure. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of

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the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$21,584,394	$—	$—	$21,584,394
Time Deposit	—	1,029,341	—	1,029,341
Short Term Investment of Cash Collateral For Securities Loaned	6,635,425	—	—	6,635,425

TOTAL	$28,219,819	$1,029,341	$—	$29,249,160

* For a complete listing of investments, please refer to the Schedule of Investments.
There were no transfers between levels during the period.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.55%, of the Portfolio’s average daily net assets.

12 www.calvert.com CALVERT VP NATURAL RESOURCES PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2017. The contractual expense cap is 0.79%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit fees and expenses associated with the Underlying Funds.
Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Services, Inc. ("CIS"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $1,706 for the period ended June 30, 2016. Boston Data Financial Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,390,056 and $35,458,630, respectively.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($1,785,381)
Long-term	($1,130,535)
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$630,433
Unrealized (depreciation)	(1,798,356)
Net unrealized appreciation (depreciation)	($1,167,923)
Federal income tax cost of investments	$30,417,083
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as

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well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Products	$6,635,425	$—	$—	$—	$6,635,425

Total Borrowings	$6,635,425	$—	$—	$—	$6,635,425

Amount of recognized liabilities for securities lending transactions					$6,635,425
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
The Board of Directors has approved the reorganization of the Portfolio into Calvert VP Russell 2000 Small Cap Index Portfolio and has recommended approval of the reorganization by shareholders of the Portfolio. A Proxy Statement was mailed to shareholders in July 2016 which contained additional information about the reorganization, as well as voting instructions. If shareholders approve the reorganization, the Portfolio will be merged into Calvert VP Russell 2000 Small Cap Index Portfolio on or about September 23, 2016.
In preparing the financial statements as of June 30, 2016, no other subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

14 www.calvert.com CALVERT VP NATURAL RESOURCES PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP NATURAL RESOURCES PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014	December 31, 2013 (a)	December 31, 2012	December 31, 2011
Net asset value, beginning	$32.12	$42.98	$50.99	$50.98	$49.84	$55.64
Income from investment operations:
Net investment income	0.07(b)	0.31	0.17	0.17	0.08	0.10
Net realized and unrealized gain (loss)	5.49	(11.00)	(8.14)	0.19	2.35	(5.74)
Total from investment operations	5.56	(10.69)	(7.97)	0.36	2.43	(5.64)
Distributions from:
Net investment income	—	(0.11)	(0.04)	—	(0.01)	(0.16)
Net realized gain	—	(0.06)	—	(0.35)	(1.28)	—
Total distributions	—	(0.17)	(0.04)	(0.35)	(1.29)	(0.16)
Total increase (decrease) in net asset value	5.56	(10.86)	(8.01)	0.01	1.14	(5.80)
Net asset value, ending	$37.68	$32.12	$42.98	$50.99	$50.98	$49.84
Total return (c)	17.31%	(24.86%)	(15.62%)	0.72%	4.90%	(10.13%)
Ratios to average net assets: (d)(e)
Net investment income	0.45%(b)(f)	0.78%	0.37%	0.33%	0.19%	0.29%
Total expenses	0.86%(f)	0.81%	0.79%	0.79%	0.79%	0.84%
Net expenses	0.79%(f)	0.79%	0.79%	0.79%	0.78%	0.76%
Portfolio turnover	10%	22%	112%	31%	37%	28%
Net assets, ending (in thousands)	$26,226	$46,092	$60,482	$69,950	$54,665	$48,746

(a) Per share figures are calculated using the Average Shares Method.
(b) Amount includes an one time payment which amounted to $0.004 per share and 0.01% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Amounts do not include the income or expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP Volatility Managed Moderate Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
6	Understanding Your Fund's Expenses
7	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
17	Financial Highlights
18	Proxy Voting
18	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

John P. Nichols, CFA Vice President - Equities
Market Review
The equity market volatility that characterized the end of 2015 carried over into the first weeks of the new year. In mid-February, oil prices began to recover and concerns about global economic woes eased, leading to an extended period of solid equity market performance and low volatility. That all changed with the surprising outcome of the UK’s referendum (Brexit) on continued membership in the European Union. The surprising outcome unleashed a new wave of uncertainty and markets don’t like uncertainty. In the two days following the vote, developed markets saw losses on the order of 5% to 7% in the U.S. while the MSCI EAFE Index (“EAFE”) was down almost 10%. For U.S. investors, the greater sting from UK holdings came from the sharp decline in the value of the Pound while share price declines drove the losses in equities on the continent. Over the closing three days of the second quarter, equity markets rallied to largely erase the post-election losses in the U.S. and halve the losses suffered in EAFE.
Investment Strategy and Technique
The Portfolio seeks to stabilize portfolio volatility1 around a target level of 8% while pursuing current income and modest growth potential consistent with the preservation of capital. To achieve this objective, the Portfolio invests in a portfolio of exchange-traded funds (“ETFs”) diversified across multiple asset classes and utilizes a derivatives-based risk management strategy. The asset allocated portfolio of ETFs is designed to achieve market returns at a level of risk that is consistent with the Portfolio’s volatility target in a long-term context, while the risk management strategy employs futures contracts to respond to short-term changes in market volatility. The risk management strategy combines two components - volatility management and a capital protection strategy - that work together in an effort to reduce the negative effects of high portfolio volatility during market downturns while seeking to participate in up markets. The Portfolio’s realized volatility for the period was in line with its 8% target.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Equity Funds	47.8%
Debt Funds	45.3%
Short-Term Investments	6.9%
Total	100%

* Does not reflect the value of securities held as cash collateral on securities loaned.

Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, Calvert VP Volatility Managed Moderate Portfolio returned 3.94%, outperforming its benchmark, the S&P 500 Daily Risk Control Total Return Index, which returned 0.50%.
The Portfolio’s advantage was realized in the low volatility rally from mid-February through late June and during the volatile period following the Brexit vote. The Portfolio had greater equity exposure than the benchmark during the period of strongest returns in the market’s run-up and was better positioned to respond to the sudden surge in volatility following the Brexit vote.

•	Investing in bonds rather than cash and cash equivalents gave the Portfolio a distinct advantage over the Index as bonds outperformed cash instruments by more than 5%.

•	Equity exposures to REITs, value and mid cap stocks helped relative performance while our developed markets international equity holdings and growth exposures hurt.

•
The Portfolio performed in line with its custom blended secondary benchmark, outperforming during the first weeks of the period then surrendering that advantage in the market’s lower volatility and post-Brexit periods.

Calvert has developed a secondary composite benchmark based on a mix of market indices that more closely reflects the Portfolio’s long-term asset allocation strategy as compared to the single asset class benchmark listed above that is used to capture the impact of the volatility management strategy.

____________________________________
1 Volatility refers to the annualized standard deviation of daily logarithmic portfolio returns.

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The Portfolio performed in line with the blended composite benchmark which returned 3.91% for the period.
Positioning and Market Outlook
We anticipate increased market volatility as markets come to grip with the implications of political and economic events in UK, Europe, and the U.S. Our investment process evaluates and responds to realized changes in market volatility using futures to adjust the Portfolio’s risk profile as our volatility management and capital protection strategy determine the appropriate level of equity market risk for the Portfolio. At period end, markets appeared to be recovering from the post-Brexit shock and our equity exposure was roughly in line with our long-term allocation to stocks.
Calvert Investment Management, Inc.
June 2016

John P. Nichols

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results assume the reinvestment of dividends and are compared with a broad-based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges.

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	Since Inception (4/30/2013)
Class F	3.94%	1.84%	3.72%
S&P 500 Daily Risk Control 7.5% Total Return Index	0.50%	-2.21%	4.30%
Volatility Managed Moderate Composite Benchmark	3.91%	3.50%	5.69%

The Volatility Managed Moderate Composite Benchmark is an internally constructed index comprised of a blend of 36% Russell 3000 Index, 2% MSCI U.S. REIT, 10% MSCI EAFE Index, 48% Barclays U.S. Aggregate Bond Index and 4% Barclays 3 Month T-Bill Bellwether Index.
* Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit www.calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.98% (includes Acquired Fund fees). This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Actual	0.83%	$1,000.00	$1,039.40	$4.21
Hypothetical (5% return per year before expenses)	0.83%	$1,000.00	$1,020.74	$4.17
* Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies. Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 92.9%
Consumer Staples Select Sector SPDR Fund (a)	9,300	512,895
Financial Select Sector SPDR Fund	22,400	511,392
iShares Core S&P Mid-Cap ETF	26,800	4,003,652
iShares Core U.S. Aggregate Bond ETF	205,200	23,099,364
iShares North American Natural Resources ETF	16,000	531,520
iShares Russell 2000 ETF (a)	28,000	3,219,160
iShares S&P 500 Growth ETF	52,600	6,132,108
iShares S&P 500 Value ETF	67,100	6,233,590
iShares S&P Mid-Cap 400 Growth ETF	6,000	1,014,660
iShares S&P Mid-Cap 400 Value ETF	8,100	1,037,205
SPDR Barclays High Yield Bond ETF (a)	26,200	935,340
Technology Select Sector SPDR Fund (a)	12,500	542,000
Vanguard FTSE Developed Markets ETF	261,400	9,243,104
Vanguard FTSE Emerging Markets ETF	30,300	1,067,166
Vanguard REIT ETF	23,400	2,074,878
Vanguard S&P 500 ETF	71,000	13,647,620
Vanguard Total Bond Market ETF	275,000	23,182,500

Total Exchange-Traded Products (Cost $95,049,581)		96,988,154

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 6.9%

State Street Bank Time Deposit, 0.293%, 7/1/16	7,221,306	7,221,306

Total Time Deposit (Cost $7,221,306)		7,221,306

	SHARES
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%

State Street Institutional U.S. Government Money Market Fund, 0.25%	4,840,853	4,840,853

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $4,840,853)		4,840,853

TOTAL INVESTMENTS (Cost $107,111,740) - 104.4%		109,050,313
Other assets and liabilities, net - (4.4%)		(4,585,548)
NET ASSETS - 100.0%		$104,464,765
See notes to financial statements.

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FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini Russell 2000 Index	1	9/16	$114,740	($2,711)
E-Mini S&P 500 Index	3	9/16	313,530	4,528
E-Mini S&P MidCap 400 Index	1	9/16	149,300	8,589
MSCI EAFE Mini Index	1	9/16	80,760	5,119
Total Long				$15,525

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $4,735,236.

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $107,111,740) - see accompanying schedule	$109,050,313
Cash collateral at broker	267,341
Receivable for shares sold	55,303
Interest receivable	59
Securities lending income receivable	1,303
Receivable for futures contracts variation margin	15,530
Directors' deferred compensation plan	48,344
Total assets	109,438,193

LIABILITIES
Payable upon return of securities loaned	4,840,853
Payable for shares redeemed	189
Payable to Calvert Investment Management, Inc.	30,162
Payable to Calvert Investment Distributors, Inc.	20,971
Payable to Calvert Investment Administrative Services, Inc.	8,388
Payable to Calvert Investment Services, Inc.	629
Payable for Directors' fees and expenses	3,772
Directors' deferred compensation plan	48,344
Accrued expenses and other liabilities	20,120
Total liabilities	4,973,428
NET ASSETS	$104,464,765

NET ASSETS CONSIST OF:
Paid-in capital applicable to 6,486,238 shares of common stock outstanding;
$0.10 par value, 100,000,000 shares authorized	$102,307,460
Undistributed net investment income	637,245
Accumulated net realized gain (loss)	(434,038)
Net unrealized appreciation (depreciation)	1,954,098
NET ASSETS	$104,464,765

NET ASSET VALUE PER SHARE	$16.11
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income	$998,725
Interest income	7,377
Securities lending income	1,303
Total investment income	1,007,405

Expenses:
Investment advisory fee	202,194
Administrative fees	51,491
Transfer agency fees and expenses	4,415
Distribution Plan expenses	120,354
Directors' fees and expenses	9,297
Accounting fees	14,413
Custodian fees	10,104
Professional fees	11,810
Reports to shareholders	4,450
Miscellaneous	2,797
Total expenses	431,325
Reimbursement from Advisor	(28,400)
Administrative fees waived	(3,350)
Net expenses	399,575
NET INVESTMENT INCOME	607,830

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(110,092)
Futures	(109,654)
(219,746)

Change in unrealized appreciation (depreciation) on:
Investments	3,367,486
Futures	16,315
3,383,801

NET REALIZED AND UNREALIZED GAIN	3,164,055

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,771,885
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$607,830	$1,386,579
Net realized gain (loss)	(219,746)	249,288
Net change in unrealized appreciation (depreciation)	3,383,801	(2,828,463)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,771,885	(1,192,596)

Distributions to shareholders from:
Net investment income	—	(1,317,345)
Net realized gain	—	(610,789)
Total distributions	—	(1,928,134)

Capital share transactions:
Shares sold	8,237,977	10,306,066
Reinvestment of distributions	—	1,928,134
Shares redeemed	(3,790,020)	(12,633,880)
Total capital share transactions	4,447,957	(399,680)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,219,842	(3,520,410)

NET ASSETS

Beginning of period	96,244,923	99,765,333
End of period (including undistributed net investment income of $637,245 and $29,415, respectively)	$104,464,765	$96,244,923

CAPITAL SHARE ACTIVITY

Shares sold	521,445	642,919
Reinvestment of distributions	—	123,519
Shares redeemed	(245,890)	(786,387)
Total capital share activity	275,555	(19,949)
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Volatility Managed Moderate Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Portfolio offers Class F shares, which are subject to Distribution Plan expenses. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange-traded funds representing a broad range of asset classes (the “Underlying Funds”) and derivatives to manage overall portfolio volatility.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.

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The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$96,988,154	$—	$—	$96,988,154
Time Deposit	—	7,221,306	—	7,221,306
Short Term Investment of Cash Collateral For Securities Loaned	4,840,853	—	—	4,840,853
TOTAL	$101,829,007	$7,221,306	$—	$109,050,313
Futures Contracts**	$15,525	$—	$—	$15,525

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.
Futures Contracts: The Portfolio may purchase and sell futures contracts to manage overall portfolio volatility. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.

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At June 30, 2016, the Portfolio had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Unrealized appreciation on futures contracts	$18,236*	Unrealized depreciation on futures contracts	($2,711)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Equity	Futures	($109,654)	$16,315

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			32
Futures contracts short			(29)
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions, including purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.42% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2017. The contractual expense cap is 0.83%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit fees and expenses associated with the Underlying Funds.

14 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.25% annually of the average daily net assets of Class F.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $3,611 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,483,263 and $4,919,654, respectively.
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$3,356,178
Unrealized (depreciation)	(1,681,563)
Net unrealized appreciation (depreciation)	$1,674,615

Federal income tax cost of investments	$107,375,698
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

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The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Products	$4,840,853	—	—	—	$4,840,853
Total Borrowings	$4,840,853	—	—	—	$4,840,853
Amount of recognized liabilities for securities lending transactions					$4,840,853
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

16 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)(b)
Net asset value, beginning	$15.50	$16.01	$15.17	$15.00
Income from investment operations:
Net investment income	0.10	0.23	0.29	0.21
Net realized and unrealized gain (loss)	0.51	(0.42)	0.81	0.08
Total from investment operations	0.61	(0.19)	1.10	0.29
Distributions from:
Net investment income	—	(0.22)	(0.16)	(0.12)
Net realized gain	—	(0.10)	(0.10)	—
Total distributions	—	(0.32)	(0.26)	(0.12)
Total increase (decrease) in net asset value	0.61	(0.51)	0.84	0.17
Net asset value, ending	$16.11	$15.50	$16.01	$15.17
Total return (c)	3.94%	(1.22%)	7.25%	1.97%
Ratios to average net assets: (d)(e)
Net investment income	1.26%(f)	1.42%	1.80%	2.10%(f)
Total expenses	0.90%(f)	0.88%	0.93%	1.60%(f)
Net expenses	0.83%(f)	0.83%	0.83%	0.83%(f)
Portfolio turnover	5%	21%	36%	3%
Net assets, ending (in thousands)	$104,465	$96,245	$99,765	$9,164

(a) Per share figures are calculated using the Average Shares Method.
(b) From April 30, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Amounts do not include the income or expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP Volatility Managed Moderate Growth Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
6	Understanding Your Fund's Expenses
7	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
17	Financial Highlights
18	Proxy Voting
18	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

John P. Nichols, CFA Vice President - Equities
Market Review
The equity market volatility that characterized the end of 2015 carried over into the first weeks of the new year. In mid-February, oil prices began to recover and concerns about global economic woes eased, leading to an extended period of solid equity market performance and low volatility. That all changed with the surprising outcome of the UK’s referendum (Brexit) on continued membership in the European Union. The surprising outcome unleashed a new wave of uncertainty and markets don’t like uncertainty. In the two days following the vote, developed markets saw losses on the order of 5% to 7% in the U.S. while the MSCI EAFE Index (“EAFE”) was down almost 10%. For U.S. investors, the greater sting from UK holdings came from the sharp decline in the value of the Pound while share price declines drove the losses in equities on the continent. Over the closing three days of the second quarter, equity markets rallied to largely erase the post-election losses in the U.S. and halve the losses suffered in EAFE.
Investment Strategy and Technique
The Portfolio seeks to stabilize portfolio volatility1 around a target level of 10% while pursuing current income and modest growth potential consistent with the preservation of capital. To achieve this objective, the Portfolio invests in a portfolio of exchange-traded funds (“ETFs”) diversified across multiple asset classes and utilizes a derivatives-based risk management strategy. The asset allocated portfolio of ETFs is designed to achieve market returns at a level of risk that is consistent with the Portfolio’s volatility target in a long-term context, while the risk management strategy employs futures contracts to respond to short-term changes in market volatility. The risk management strategy combines two components - volatility management and a capital protection strategy - that work together in an effort to reduce the negative effects of high portfolio volatility during market downturns while seeking to participate in up markets. The Portfolio’s realized volatility for the period was slightly lower than its 10% target.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Equity Funds	63.1%
Debt Funds	30.7%
Short-Term Investments	6.2%
Total	100%

* Does not reflect the value of securities held as cash collateral on securities loaned.

Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, Calvert VP Volatility Managed Moderate Growth Portfolio returned 2.88%, outperforming its benchmark, the S&P 500 Daily Risk Control 10% Total Return Index, which returned 0.87%.
The Portfolio outperformed the Index in each of the three distinct market phases of the period. Our volatility management and risk control processes protected value early in the period, but limited the Portfolio’s ability to take advantage of the market’s subsequent run-up. The Portfolio was better positioned to deal with the post-Brexit sell-off, but gave back half of that advantage in the subsequent run-up in share prices that marked the close to the period.

•	Investing in bonds rather than cash and cash equivalents gave the Portfolio a distinct advantage over the Index as bonds outperformed cash instruments by more than 5%.

•	Equity exposures to REITs, value and mid cap stocks helped relative performance while our developed markets international equity holdings and growth exposures hurt.

•	The Portfolio underperformed its secondary composite benchmark by 0.63% as the Portfolio’s volatility management strategy had a net negative impact on relative performance.
Calvert has developed a secondary composite benchmark based on a mix of market indices that more closely reflects the Portfolio’s asset allocation strategy as compared to the single asset class benchmark listed above that is used to capture the impact of the volatility management strategy.

____________________________________
1 Volatility refers to the annualized standard deviation of daily logarithmic portfolio returns.

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The Portfolio underperformed the blended composite benchmark which returned 3.51% for the period.
Positioning and Market Outlook
We anticipate increased market volatility as markets come to grip with the implications of political and economic events in UK, Europe, and the U.S. Our investment process evaluates and responds to realized changes in market volatility using futures to adjust the Portfolio’s risk profile as our volatility management and capital protection strategy determine the appropriate level of equity market risk for the Portfolio. At period end, markets appeared to be recovering from the post-Brexit shock and our equity exposure was about 9% less than our long-term allocation to stocks.
Calvert Investment Management, Inc.
June 2016

John P. Nichols

4 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results assume the reinvestment of dividends and are compared with a broad-based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges.

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	Since Inception (4/30/2013)
Class F	2.88%	-0.65%	3.57%
S&P 500 Daily Risk Control 10% Total Return Index	0.87%	-2.91%	5.58%
Volatility Managed Moderate Growth Composite Benchmark	3.51%	2.75%	6.58%

The Volatility Managed Moderate Growth Composite Benchmark is an internally constructed index comprised of a blend of 47% Russell 3000 Index, 3% MSCI U.S. REIT, 13% MSCI EAFE Index, 33% Barclays U.S. Aggregate Bond Index and 4% Barclays 3 Month T-Bill Bellwether Index.
* Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.00% (includes Acquired Fund fees). This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Actual	0.83%	$1,000.00	$1,028.80	$4.19
Hypothetical (5% return per year before expenses)	0.83%	$1,000.00	$1,020.74	$4.17
* Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies. Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 93.3%
Consumer Staples Select Sector SPDR Fund (a)	6,300	347,445
Financial Select Sector SPDR Fund	16,700	381,261
iShares Core S&P Mid-Cap ETF	29,000	4,332,310
iShares Core U.S. Aggregate Bond ETF	127,000	14,296,390
iShares North American Natural Resources ETF	11,600	385,352
iShares Russell 2000 ETF (a)	26,600	3,058,202
iShares S&P 500 Growth ETF	50,100	5,840,658
iShares S&P 500 Value ETF	63,500	5,899,150
iShares S&P Mid-Cap 400 Growth ETF	4,200	710,262
iShares S&P Mid-Cap 400 Value ETF	5,500	704,275
SPDR Barclays High Yield Bond ETF (a)	10,800	385,560
Technology Select Sector SPDR Fund	9,000	390,240
Vanguard FTSE Developed Markets ETF	247,700	8,758,672
Vanguard FTSE Emerging Markets ETF	21,800	767,796
Vanguard REIT ETF	25,500	2,261,085
Vanguard S&P 500 ETF	65,300	12,551,966
Vanguard Total Bond Market ETF	93,900	7,915,770

Total Exchange-Traded Products (Cost $67,988,522)		68,986,394

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 6.2%

State Street Bank Time Deposit, 0.293%, 7/1/16	4,564,680	4,564,680

Total Time Deposit (Cost $4,564,680)		4,564,680

	SHARES
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

State Street Institutional U.S. Government Money Market Fund, 0.25%	3,592,633	3,592,633

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $3,592,633)		3,592,633

TOTAL INVESTMENTS (Cost $76,145,835) - 104.3%		77,143,707
Other assets and liabilities, net - (4.3%)		(3,193,091)
NET ASSETS - 100.0%		$73,950,616
See notes to financial statements.

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FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-Mini S&P 500 Index	(32)	9/16	($3,344,320)	($104,419)
E-Mini S&P MidCap 400 Index	(6)	9/16	(895,800)	(31,665)
MSCI EAFE Mini Index	(19)	9/16	(1,534,440)	(49,225)
Russell 2000 Mini Index	(9)	9/16	(1,032,660)	(34,027)
Total Short				($219,336)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $3,515,023.

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt
See notes to financial statements.

8 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $76,145,835) - see accompanying schedule	$77,143,707
Cash collateral at broker	441,153
Receivable for shares sold	231,900
Interest receivable	37
Securities lending income receivable	1,175
Directors' deferred compensation plan	32,276
Total assets	77,850,248

LIABILITIES
Payable upon return of securities loaned	3,592,633
Payable for shares redeemed	88
Payable for futures contracts variation margin	219,285
Payable to Calvert Investment Management, Inc.	20,400
Payable to Calvert Investment Distributors, Inc.	14,936
Payable to Calvert Investment Administrative Services, Inc.	5,975
Payable to Calvert Investment Services, Inc.	448
Payable for Directors' fees and expenses	1,431
Directors' deferred compensation plan	32,276
Accrued expenses and other liabilities	12,160
Total liabilities	3,899,632
NET ASSETS	$73,950,616

NET ASSETS CONSIST OF:
Paid-in capital applicable to 4,591,897 shares of common stock outstanding;
$0.10 par value, 100,000,000 shares authorized	$73,446,967
Undistributed net investment income	538,080
Accumulated net realized gain (loss)	(812,967)
Net unrealized appreciation (depreciation)	778,536
NET ASSETS	$73,950,616

NET ASSET VALUE PER SHARE	$16.10
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income	$704,839
Interest income	5,934
Securities lending income	1,175
Total investment income	711,948

Expenses:
Investment advisory fee	139,631
Administrative fees	35,631
Transfer agency fees and expenses	3,298
Distribution Plan expenses	83,114
Directors' fees and expenses	5,238
Accounting fees	10,365
Custodian fees	10,281
Professional fees	10,487
Reports to shareholders	3,348
Miscellaneous	2,388
Total expenses	303,781
Reimbursement from Advisor	(25,459)
Administrative fees waived	(2,385)
Net expenses	275,937
NET INVESTMENT INCOME	436,011

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	27,068
Futures	(397,208)
(370,140)

Change in unrealized appreciation (depreciation) on:
Investments	2,109,459
Futures	(159,262)
1,950,197

NET REALIZED AND UNREALIZED GAIN	1,580,057

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,016,068
See notes to financial statements.

10 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$436,011	$760,492
Net realized loss	(370,140)	(404,514)
Net change in unrealized appreciation (depreciation)	1,950,197	(2,438,347)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,016,068	(2,082,369)

Distributions to shareholders from:
Net investment income	—	(633,002)
Net realized gain	—	(99,334)
Total distributions	—	(732,336)

Capital share transactions:
Shares sold	9,356,865	34,613,871
Reinvestment of distributions	—	732,336
Shares redeemed	(1,732,169)	(3,649,856)
Total capital share transactions	7,624,696	31,696,351

TOTAL INCREASE IN NET ASSETS	9,640,764	28,881,646

NET ASSETS
Beginning of period	64,309,852	35,428,206
End of period (including undistributed net investment income of $538,080 and $102,069, respectively)	$73,950,616	$64,309,852

CAPITAL SHARE ACTIVITY
Shares sold	592,435	2,104,777
Reinvestment of distributions	—	46,380
Shares redeemed	(110,951)	(227,508)
Total capital share activity	481,484	1,923,649
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Volatility Managed Moderate Growth Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Portfolio offers Class F shares, which are subject to Distribution Plan expenses. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange-traded funds representing a broad range of asset classes (the “Underlying Funds”) and derivatives to manage overall portfolio volatility.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.

12 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$68,986,394	$—	$—	$68,986,394
Time Deposit	—	4,564,680	—	4,564,680
Short Term Investment of Cash Collateral For Securities Loaned	3,592,633	—	—	3,592,633
TOTAL	$72,579,027	$4,564,680	$—	$77,143,707
Futures Contracts**	($219,336)	$—	$—	($219,336)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period.
Futures Contracts: The Portfolio may purchase and sell futures contracts to manage overall portfolio volatility. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.

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At June 30, 2016, the Portfolio had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Unrealized appreciation on futures contracts	$—*	Unrealized depreciation on futures contracts	($219,336)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Equity	Futures	($397,208)	($159,262)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			18
Futures contracts short			(48)
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions, including purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.42% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2017. The contractual expense cap is 0.83%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit fees and expenses associated with the Underlying Funds.

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Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.25% annually of the average daily net assets of Class F.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $2,493 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,106,817 and $1,955,010, respectively.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($292,524)
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$2,021,515
Unrealized (depreciation)	(1,103,743)
Net unrealized appreciation (depreciation)	$917,772

Federal income tax cost of investments	$76,225,935
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.

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The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Products	$3,592,633	—	—	—	$3,592,633
Total Borrowings	$3,592,633	—	—	—	$3,592,633
Amount of recognized liabilities for securities lending transactions					$3,592,633
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

16 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)(b)
Net asset value, beginning	$15.65	$16.20	$15.47	$15.00
Income from investment operations:
Net investment income	0.10	0.24	0.26	0.20
Net realized and unrealized gain (loss)	0.35	(0.61)	0.82	0.39
Total from investment operations	0.45	(0.37)	1.08	0.59
Distributions from:
Net investment income	—	(0.16)	(0.17)	(0.12)
Net realized gain	—	(0.02)	(0.18)	—
Total distributions	—	(0.18)	(0.35)	(0.12)
Total increase (decrease) in net asset value	0.45	(0.55)	0.73	0.47
Net asset value, ending	$16.10	$15.65	$16.20	$15.47
Total return (c)	2.88%	(2.29%)	6.99%	3.94%
Ratios to average net assets: (d)(e)
Net investment income	1.31%(f)	1.48%	1.64%	2.06%(f)
Total expenses	0.91%(f)	0.90%	1.06%	1.41%(f)
Net expenses	0.83%(f)	0.83%	0.83%	0.83%(f)
Portfolio turnover	3%	16%	46%	6%
Net assets, ending (in thousands)	$73,951	$64,310	$35,428	$13,659

(a) Per share figures are calculated using the Average Shares Method.
(b) From April 30, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Amounts do not include the income or expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Calvert VP Volatility Managed Growth Portfolio
Semi-Annual Report June 30, 2016

1	President’s Letter
3	Portfolio Management Discussion
6	Understanding Your Fund's Expenses
7	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
17	Financial Highlights
18	Proxy Voting
18	Availability of Quarterly Portfolio Holdings

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Shareholders,
In July, facilitated by the ultra-low interest rate monetary policy of the Federal Reserve, stock and bond prices in the U.S. reached historic highs. While these high prices imply good news for investors, there are disconcerting outcomes to this circumstance that you, as socially responsible investors, can help influence.
The current policies of the Federal Reserve—and those of other Central Banks—were initiated in an effort to stabilize the global financial system after the housing and credit crisis of 2008. While these financial policies increased market liquidity—thus allowing many banks, insurance companies and innumerable participants in the finance industry to survive and return to profitability—they were inadequate in rebuilding the incomes and net worth of most people. For many decades, there has been a widely held belief that economic growth is the most effective way to improve the lives of all members of society, including those at the very bottom. Concerned both by low GDP growth and wage increases and by little to no inflation, the banking system has continued to support these policies, in hopes of stimulating capital investment by corporations and individuals. However, investors are now allocating funds to the capital markets and not in human or technological infrastructure; and institutions, in turn, are utilizing the inexpensive credit environment to lever their balance sheets, often participating in stock buy-back programs; all in turn boosting market returns. However, there is little investment in the societal infrastructure that would induce inclusive growth to rebuild the incomes and opportunities of the populace, exclusive of the financial elite. As indicated in the chart below, income inequality is on the rise, poverty remains high, and GDP growth is anemic and predicted to remain so in the short term despite historic and continuous monetary easing, all contrary to the growth in the DJIA.

	2008	2009	2010	2011	2012	2013	2014	2015	2016 Q2
Dow Jones Industrial Average Index[i]	-33.84%	18.82%	11.02%	5.53%	7.26%	26.50%	7.52%	-2.23%	6.58%
Real GDP Growth Per Yearii	1.8%	-1.7%	4.3%	3.1%	2.5%	2.4%	2.6%	2.5%	2.4% iii
Poverty Rate in USiv	13.3%	14.3%	15.3%	15.9%	15%	15.8%	14.8%	14.5%
GINI Index of Income Inequality[v]	0.466%	0.468%	0.47%	0.477%	0.477%	0.476%	0.482%	0.48%
Nominal Wage Growthvi	3.58%	1.82%	1.74%	1.98%	2.20%	1.90%	1.82%	2.60%
The rising inequality between the majority of the population and those who participate heavily in the financial markets does not make for a stable society, nor for sustainable business conditions. Our society and its economy depend upon trust in institutions, and we can see a growing divergence in this trust between the majority of people and elite members of society. Interestingly, two regions that demonstrate the greatest divergence in this form of trust are the United Kingdom and the United Statesvii. The UK just shocked the world by voting to leave the European Union, and the U.S. is involved in a presidential election cycle dominated by extremely polarized candidates. These candidates are representative of a growing sentiment of dissatisfaction among the populace-that they do not believe the current system is working for the benefit of them.
As investors, we realize there may be a short term tradeoff between higher wage growth for workers and profits for investors. All of us need the system to work for the great majority of people—facilitating widespread growth may require a shift from returns to the holders of financial assets to some greater return for the labor, especially those whose wages have been stagnant. Fiscal, monetary, and developmental policies need to be implemented by corporations, public and private organizations in order to promote societal stability and economic growth. Arguably, corporations are best suited to pursue such goals. The financial, technological, and human capabilities of corporations uniquely position them to respond to environment and social challenges more efficiently than government institutions, which face indebtedness, an inability to attract human capital, and a lack of jurisdiction in a global marketplace.

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Companies are now investing heavily in efforts to manage their impacts on society and the environment. You, as socially responsible investors, can encourage and reward good corporate citizenry through your capital allocation decisions and investment in the Calvert Funds. At Calvert we remain steadfast and committed to driving forward societal and environmental progress through our influence in the capital markets and will continue to further our research and development to further discover corporate progressives and laggards; seeking to allocate the Funds’ capital to only the corporate leaders in environmental, social and governance issues.
We appreciate your patronage and investment in the Calvert Funds and look forward to serving you in the future as we continue to strive for the increased well-being of the earth and its inhabitants.
Sincerely,
John Streur
President and Chief Executive Officer
Calvert Investments

____________________________________
i Dow Jones Industrials Year to Date Price Returns (Daily):." Dow Jones Industrials Year to Date Price Returns (Daily) (^DJI). N.p., n.d. Web. 26 July 2016. <https://ycharts.com/indices/%5EDJI/ytd_return>.
ii “GDP Growth (Annual %).” www.worldbank.org. World Bank National Accounts Data, and OECD National Account Data Files., n.d. Web. 25 July 2016
iii “QUEST Monthly Economic Update”April 2016. Ernst & Young. http://www.ey.com/Publication/vwLUAssets/EY-fourth-quarter-real-gdp-growth-revised-up-to-14/$FILE/EY-fourth-quarter-real-gdp-growth-revised-up-to-14.pdf
iv “American Community Survey Briefs” yearly publication by United States Census Bureau. https://www.census.gov/prod/2012pubs/acsbr11-01.pdf
v World Bank, Development Research Group. Data is based on primary household survey data obtained by government statistical agencies. The Gini coefficient is the most commonly used measure of inequality, it varies between 0, which reflects complete equality and 1, which indicates complete inequality. http://data.worldbank.org/indicator/SI.POV.GINI;
vi EPI Analysis of Bureau of Labor Statistics Current Employment Statistics public data series. http://www.epi.org/nominal-wage-tracker/
vii Edelman Trust Barometer http://www.edelman.com/insights/intellectual-property/2016-edelman-trust-barometer/executive-summary/

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PORTFOLIO MANAGEMENT DISCUSSION

John P. Nichols, CFA Vice President - Equities
Market Review
The equity market volatility that characterized the end of 2015 carried over into the first weeks of the new year. In mid-February, oil prices began to recover and concerns about global economic woes eased, leading to an extended period of solid equity market performance and low volatility. That all changed with the surprising outcome of the UK’s referendum (Brexit) on continued membership in the European Union. The surprising outcome unleashed a new wave of uncertainty and markets don’t like uncertainty. In the two days following the vote, developed markets saw losses on the order of 5% to 7% in the U.S. while the MSCI EAFE Index (“EAFE”) was down almost 10%. For U.S. investors, the greater sting from UK holdings came from the sharp decline in the value of the Pound while share price declines drove the losses in equities on the continent. Over the closing three days of the second quarter, equity markets rallied to largely erase the post-election losses in the U.S. and halve the losses suffered in EAFE.
Investment Strategy and Technique
The Portfolio seeks to stabilize portfolio volatility1 around a target level of 12% while pursuing current income and modest growth potential consistent with the preservation of capital. To achieve this objective, the Portfolio invests in a portfolio of exchange-traded funds (“ETFs”) diversified across multiple asset classes and utilizes a derivatives-based risk management strategy. The asset allocated portfolio of ETFs is designed to achieve market returns at a level of risk that is consistent with the Portfolio’s volatility target in a long-term context, while the risk management strategy employs futures contracts to respond to short-term changes in market volatility. The risk management strategy combines two components - volatility management and a capital protection strategy - that work together in an effort to reduce the negative effects of high portfolio volatility during market downturns while seeking to participate in up markets. The Portfolio’s realized volatility for the period was 10.40%, lower than its 12% target.

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Equity Funds	79.2%
Debt Funds	16.6%
Short-Term Investments	4.2%
Total	100%

* Does not reflect the value of securities held as cash collateral on securities loaned.

Fund Performance Relative to the Benchmark
For the six-month period ended June 30, 2016, Calvert VP Volatility Managed Growth Portfolio returned 1.14%, outperforming its benchmark, the S&P 500 Daily Risk Control 12% Total Return Index, which returned 0.94%.
Relative to the Index, the Portfolio better protected capital in the market’s sell-off early in the period, but our risk control process drove the Portfolio to underperform by a similar margin in the subsequent rally. The Portfolio’s lower equity exposure helped during the post-Brexit sell-off, but more than erased that benefit in the subsequent market recovery.

•	Investing in bonds rather than cash and cash equivalents gave the Portfolio a distinct advantage over the Index as bonds outperformed cash instruments by more than 5%.

•	Equity exposures to REITs, value and mid cap stocks helped relative performance while the Portfolio’s developed markets international equity holdings and growth exposures hurt.

•	The Portfolio underperformed its secondary composite benchmark by 1.94% as the Portfolio’s volatility management strategy had a net negative impact on relative performance.
Calvert has developed a secondary composite benchmark based on a mix of market indices that more closely reflect the Portfolio’s asset allocation strategy as compared to the single asset class benchmark listed above that is used to capture the impact of the volatility management strategy.

____________________________________
1 Volatility refers to the annualized standard deviation of daily logarithmic portfolio returns.

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The Portfolio underperformed the blended composite benchmark which returned 3.08% for the period.
Positioning and Market Outlook
We anticipate increased market volatility as markets come to grip with the implications of political and economic events in UK, Europe, and the U.S. Our investment process evaluates and responds to realized changes in market volatility using futures to adjust the Portfolio’s risk profile as our volatility management and capital protection strategy determine the appropriate level of equity market risk for the Portfolio. At period end, markets appeared to be recovering from the post-Brexit shock but the Portfolio’s equity market exposure, in response to the spate of renewed market volatility, was 25% below our long-term allocation to stocks.
Calvert Investment Management, Inc.
June 2016

John P. Nichols

4 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results assume the reinvestment of dividends and are compared with a broad-based market index. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges.

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
JUNE 30, 2016
AVERAGE ANNUAL TOTAL RETURNS	6 Months*	1 Year	Since Inception (4/30/2013)
Class F	1.14%	-3.52%	3.01%
S&P 500 Daily Risk Control 12% Total Return Index	0.94%	-3.68%	6.56%
Volatility Managed Growth Composite Benchmark	3.08%	1.93%	7.42%

The Volatility Managed Growth Composite Benchmark is an internally constructed index comprised of a blend of 58% Russell 3000 Index, 4% MSCI U.S. REIT, 16% MSCI EAFE Index, 18% Barclays U.S. Aggregate Bond Index and 4% Barclays 3 Month T-Bill Bellwether Index.
* Total Return is not annualized for periods of less than one year.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Visit calvert.com/variable for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.98% (includes Acquired Fund fees). This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

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UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16
Actual	0.83%	$1,000.00	$1,011.40	$4.15
Hypothetical (5% return per year before expenses)	0.83%	$1,000.00	$1,020.74	$4.17
* Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies. Expense ratios shown in the Financial Highlights represent the actual expenses incurred for the period.

6 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 94.9%

Consumer Staples Select Sector SPDR Fund (a)	11,300	623,195
Financial Select Sector SPDR Fund	27,500	627,825
iShares Core S&P Mid-Cap ETF (a)	64,000	9,560,960
iShares Core U.S. Aggregate Bond ETF	169,100	19,035,587
iShares North American Natural Resources ETF	17,500	581,350
iShares Russell 2000 ETF (a)	52,900	6,081,913
iShares S&P 500 Growth ETF	103,300	12,042,714
iShares S&P 500 Value ETF (a)	130,000	12,077,000
iShares S&P Mid-Cap 400 Growth ETF	7,300	1,234,503
iShares S&P Mid-Cap 400 Value ETF	9,500	1,216,475
SPDR Barclays High Yield Bond ETF (a)	19,300	689,010
Technology Select Sector SPDR Fund (a)	14,000	607,040
Vanguard FTSE Developed Markets ETF	511,000	18,068,960
Vanguard FTSE Emerging Markets ETF	34,300	1,208,046
Vanguard REIT ETF (a)	55,100	4,885,717
Vanguard S&P 500 ETF	132,500	25,469,150

Total Exchange-Traded Products (Cost $111,742,958)		114,009,445

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 4.1%

State Street Bank Time Deposit, 0.293%, 7/1/16	4,965,714	4,965,714

Total Time Deposit (Cost $4,965,714)		4,965,714

	SHARES
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.1%

State Street Institutional U.S. Government Money Market Fund, 0.25%	9,673,492	9,673,492

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $9,673,492)		9,673,492

TOTAL INVESTMENTS (Cost $126,382,164) - 107.1%		128,648,651
Other assets and liabilities, net - (7.1%)		(8,576,616)
NET ASSETS - 100.0%		$120,072,035
See notes to financial statements.

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FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-Mini S&P 500 Index	(142)	9/16	($14,840,420)	($616,939)
E-Mini S&P MidCap 400 Index	(28)	9/16	(4,180,400)	(199,681)
MSCI EAFE Mini Index	(81)	9/16	(6,541,560)	(337,691)
Russell 2000 Mini Index	(41)	9/16	(4,704,340)	(211,438)
Total Short				($1,365,749)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $9,466,349.

Abbreviations:
ETF:	Exchange-Traded Fund
FTSE:	Financial Times Stock Exchange
REIT:	Real Estate Investment Trust
SPDR:	Standard & Poor's Depository Receipt
See notes to financial statements.

8 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $126,382,164) - see accompanying schedule	$128,648,651
Cash collateral at broker	2,345,530
Receivable for securities sold	174,852
Receivable for shares sold	36,573
Interest receivable	40
Securities lending income receivable	2,198
Directors' deferred compensation plan	56,772
Total assets	131,264,616

LIABILITIES
Payable upon return of securities loaned	9,673,492
Payable for futures contracts variation margin	1,365,414
Payable to Calvert Investment Management, Inc.	36,572
Payable to Calvert Investment Distributors, Inc.	24,687
Payable to Calvert Investment Administrative Services, Inc.	9,875
Payable to Calvert Investment Services, Inc.	741
Payable for Directors' fees and expenses	3,520
Directors' deferred compensation plan	56,772
Accrued expenses and other liabilities	21,508
Total liabilities	11,192,581
NET ASSETS	$120,072,035

NET ASSETS CONSIST OF:
Paid-in capital applicable to 7,504,548 shares of common stock outstanding;
$0.10 par value, 100,000,000 shares authorized	$121,127,742
Undistributed net investment income	769,521
Accumulated net realized gain (loss)	(2,725,966)
Net unrealized appreciation (depreciation)	900,738
NET ASSETS	$120,072,035

NET ASSET VALUE PER SHARE	$16.00
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income	$1,233,336
Interest income	9,519
Securities lending income	2,198
Total investment income	1,245,053

Expenses:
Investment advisory fee	240,602
Administrative fees	61,264
Transfer agency fees and expenses	5,080
Distribution Plan expenses	143,215
Directors' fees and expenses	10,230
Accounting fees	16,147
Custodian fees	16,330
Professional fees	11,885
Reports to shareholders	1,653
Miscellaneous	2,815
Total expenses	509,221
Reimbursement from Advisor	(29,711)
Administrative fees waived	(3,978)
Net expenses	475,532
NET INVESTMENT INCOME	769,521

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	201,599
Futures	(1,763,574)
(1,561,975)

Change in unrealized appreciation (depreciation) on:
Investments	3,228,602
Futures	(1,045,614)
2,182,988

NET REALIZED AND UNREALIZED GAIN	621,013

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,390,534
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED JUNE 30, 2016 (Unaudited)	YEAR ENDED DECEMBER 31, 2015
Operations:
Net investment income	$769,521	$1,419,841
Net realized loss	(1,561,975)	(1,070,290)
Net change in unrealized appreciation (depreciation)	2,182,988	(4,930,475)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,390,534	(4,580,924)

Distributions to shareholders from:
Net investment income	—	(1,371,920)
Net realized gain	—	(32,404)
Total distributions	—	(1,404,324)

Capital share transactions:
Shares sold	8,078,817	41,069,295
Reinvestment of distributions	—	1,404,324
Shares redeemed	(2,481,778)	(5,792,541)
Total capital share transactions	5,597,039	36,681,078

TOTAL INCREASE IN NET ASSETS	6,987,573	30,695,830

NET ASSETS
Beginning of period	113,084,462	82,388,632
End of period (including undistributed net investment income of $769,521 and $0, respectively)	$120,072,035	$113,084,462

CAPITAL SHARE ACTIVITY
Shares sold	511,759	2,452,954
Reinvestment of distributions	—	87,935
Shares redeemed	(157,407)	(352,408)
Total capital share activity	354,352	2,188,481
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert VP Volatility Managed Growth Portfolio (the “Portfolio”), a series of Calvert Variable Products, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
The Portfolio offers Class F shares, which are subject to Distribution Plan expenses. Shares of the Portfolio are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange-traded funds representing a broad range of asset classes (the “Underlying Funds”) and derivatives to manage overall portfolio volatility.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Portfolio to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Portfolio’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.

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The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2016, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$114,009,445	$—	$—	$114,009,445
Time Deposit	—	4,965,714	—	4,965,714
Short Term Investment of Cash Collateral For Securities Loaned	9,673,492	—	—	9,673,492
TOTAL	$123,682,937	$4,965,714	$—	$128,648,651
Futures Contracts**	($1,365,749)	$—	$—	($1,365,749)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the period.
Futures Contracts: The Portfolio may purchase and sell futures contracts to manage overall portfolio volatility. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations and market index futures contracts. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolio’s futures contracts at period end are presented in the Schedule of Investments.

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At June 30, 2016, the Portfolio had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Equity	Unrealized appreciation on futures contracts	$—*	Unrealized depreciation on futures contracts	($1,365,749)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2016 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net Realized Gain (Loss)	Net Change in Unrealized appreciation (depreciation)
Equity	Futures	($1,763,574)	($1,045,614)

The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description			Average Number of Contracts*
Futures contracts long			7
Futures contracts short			(184)
* Averages are based on activity levels during the period ended June 30, 2016.
Security Transactions and Investment Income: Security transactions, including purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Portfolio who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.42% of the Portfolio’s average daily net assets.
The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2017. The contractual expense cap is 0.83%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. This expense limitation does not limit fees and expenses associated with the Underlying Funds.

14 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, based on the Portfolio’s average daily net assets.
For the period January 1, 2016 to April 30, 2016, the administrative fee was 0.10%. CIAS and the Portfolio entered into an Amended and Restated Administrative Services Agreement that established a 0.12% administrative fee for the Portfolio commencing on May 1, 2016. CIAS has contractually agreed to waive 0.02% for the Portfolio (the difference between the previous administrative fee and the new 0.12% fee) from May 1, 2016 through April 30, 2018.
Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Portfolio has adopted a Distribution Plan that permits the Portfolio to pay certain expenses associated with the distribution and servicing of its Class F shares. The expenses paid may not exceed 0.25% annually of the average daily net assets of Class F.
Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $4,296 for the period ended June 30, 2016. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $44,000. Committee chairs receive an additional $5,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Obligations of the Plan will be paid solely out of the Portfolio’s assets. Directors’ fees are allocated to each of the portfolios served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,580,434 and $4,240,541, respectively.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($1,230,786)
Long-term	(279,089)
As of June 30, 2016, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$4,382,644
Unrealized (depreciation)	(2,204,891)
Net unrealized appreciation (depreciation)	$2,177,753

Federal income tax cost of investments	$126,470,898
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms.

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The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Products	$9,673,492	—	—	—	$9,673,492
Total Borrowings	$9,673,492	—	—	—	$9,673,492
Amount of recognized liabilities for securities lending transactions					$9,673,492
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $25,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. The Portfolio had no borrowings under the agreement during the period ended June 30, 2016.
NOTE F — SUBSEQUENT EVENTS
In preparing the financial statements as of June 30, 2016, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

16 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30, 2016 (a) (Unaudited)	December 31, 2015 (a)	December 31, 2014 (a)	December 31, 2013 (a)(b)
Net asset value, beginning	$15.82	$16.60	$15.88	$15.00
Income from investment operations:
Net investment income	0.11	0.23	0.26	0.21
Net realized and unrealized gain (loss)	0.07	(0.82)	0.63	0.78
Total from investment operations	0.18	(0.59)	0.89	0.99
Distributions from:
Net investment income	—	(0.19)	(0.17)	(0.11)
Net realized gain	—	— (c)	—	—
Total distributions	—	(0.19)	(0.17)	(0.11)
Total increase (decrease) in net asset value	0.18	(0.78)	0.72	0.88
Net asset value, ending	$16.00	$15.82	$16.60	$15.88
Total return (d)	1.14%	(3.51%)	5.61%	6.59%
Ratios to average net assets: (e)(f)
Net investment income	1.34%(g)	1.37%	1.57%	2.12%(g)
Total expenses	0.89%(g)	0.86%	0.94%	1.25%(g)
Net expenses	0.83%(g)	0.83%	0.83%	0.83%(g)
Portfolio turnover	4%	17%	30%	1%
Net assets, ending (in thousands)	$120,072	$113,084	$82,389	$25,709

(a) Per share figures are calculated using the Average Shares Method.
(b) From April 30, 2013 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or variable universal life contract.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f) Amounts do not include the income or expenses of the Underlying Funds.
(g) Annualized.
See notes to financial statements.

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PROXY VOTING
The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit calvert.com.

Printed on recycled paper using soy inks.

Item 2. Code of Ethics.

Not Applicable – for annual reports only.

Item 3. Audit Committee Financial Expert.

Not Applicable – for annual reports only.

Item 4. Principal Accountant Fees and Services.

Not Applicable – for annual reports only.

Item 5. Audit Committee of Listed Registrants.

Not Applicable – for annual reports only.

Item 6. Investments.

(a)	This Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

((a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act.

Attached hereto.

(a)(3)    Not applicable.

(b)    A certification for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Exchange Act and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:     /s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: August 22, 2016

Pursuant to the requirements of the Exchange Act and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: August 22, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
Treasurer -- Principal Financial Officer

Date: August 22, 2016